UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, FL 33331

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Faegre Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2021

Date of reporting period: May 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Report to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is attached hereto.

Annual Report 2021

COMMUNITY CAPITAL TRUST

May 31, 2021

CCM ALTERNATIVE INCOME FUND
(THE “FUND”)

Dear Shareholders:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present the CCM Alternative Income Fund (the “Fund”) Annual Report to Shareholders for the year ended May 31, 2021.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders.

Sincerely,

John Taylor
Chairman, Board of Trustees

1

CCM Alternative Income Fund

TABLE OF CONTENTS

Letter to Shareholders	1
Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	18
Statement of Cash Flows	19
Financial Highlights	20
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	37
Notice to Shareholders	39
Trustees and Officers	40
Approval of Advisory Agreement	43

2

Manager’s Discussion & Analysis (Unaudited)

For the twelve months ended May 31, 2021, the stock market (as measured by the S&P 500) returned 40.32% and the bond market (as measured by the Bloomberg Barclays U.S. Aggregate Bond Index) returned -0.40%. Calendar year-to-date, the stock market returned 12.61% and the bond market returned -2.29%.

The fiscal year ended May 31, 2021 showed renewed growth expectations in the United States, as the country began to exit the COVID-19 health crisis. The yield curve steepened during the fiscal year, with two-year Treasury yields falling 0.02% and 10-year Treasury yields rising 0.94%. As of May 31, 2021, the yield on the 10-year note was 1.59%.

During the twelve month period ended May 31, 2021, the Fund returned 24.47% and its 30-day Securities and Exchange Commission (“SEC”) yield was 4.46%, achieving its goal of producing income of 3-month T-Bills plus 4.0%.

There was much lower volatility in the S&P 500 during the fiscal year as markets continued their recovery from March 2020 lows. From June 2020 through the election in November 2020, equity markets gained confidence even as COVID-19 cases surged over the summer. This was due to re-opening of economies and continuation of significant fiscal and monetary stimulus. While markets did experience some volatility around the election, equities and U.S. Treasury rates moved significantly higher without much interruption during the seven months following the election. The upward movements after the U.S. elections were mainly due to the prospects for further stimulus, which the President signed in March 2021. Subsequent to the stimulus bill, the U.S. rolled out a significant vaccination campaign leading to increased prospects that the U.S. would be able to successfully combat COVID-19.

The rebound in markets during the 12-month period ended May 31, 2021 allowed for the Fund to recoup, on a total return basis, much of its entire loss that it experienced during the sell-off in March 2020. Gains in the Fund’s equity and preferred stock holdings were partially offset by equity market hedges. The preferred equity securities that experienced significant downturn during the pandemic fully rebounded close to or above their par values. The Fund’s equity holdings experienced strong rebounds in earnings and cash flow resulting in many of the stocks significantly exceeding their previous highs. While the Fund did experience positive return during the year, in order to remain consistent with the Fund’s objective of having low correlations with the stock market, the Fund’s equity hedges did detract from performance during the year.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal.

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

3

CCM Alternative Income Fund

Fund Profile May 31, 2021 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2021	Five Years Ended May 31, 2021	Inception to Date
CCM Alternative Income Fund — Institutional Shares	24.47%	2.69%	2.46%*
FTSE 3-Month Treasury Bill Index	0.09%	1.14%	0.74%*

*	Commenced operations on May 31, 2013. Index return is based on Institutional Shares inception date.

The above illustration compares a $10,000 investment made in the Fund to the FTSE 3-Month Treasury Bill Index. The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

4

Top Ten Holdings*
(% of Net Assets)

FHA Project Loan, 07/01/2047	7.87%
Enviva Partners	5.65%
Two Harbors Investment Corp.	5.11%
Washoe County, 02/01/2040	4.40%
USDA Loan, 06/25/2038	3.65%
USDA Loan, 12/01/2047	3.65%
Qurate Retail, 03/15/2031	3.41%
Miami-Dade County, 04/01/2040	3.24%
Crestwood Equity Partners	2.64%
Realty Income	2.50%
42.12%

*	Excludes Short-Term Investments

Asset Allocation
(% of Net Assets)

Asset-Backed Securities	6.63%
Closed-End Fund	2.19%
Communication Services	4.32%
Consumer Discretionary	5.12%
Consumer Staples	1.88%
Corporate Bonds	4.28%
Energy	10.30%
FGLMC Single Family	0.02%
FHA Project Loans	8.95%
Financials	18.60%
FNMA Multifamily	1.52%
GNMA Multifamily	1.89%
Health Care	5.80%
Information Technology	0.91%
Money Market Fund	2.93%
Municipal Bonds	22.57%
Real Estate	7.44%
Small Business Administration	0.08%
USDA Loan	7.30%
Utilities	2.04%
Liabilities in Excess of Other Assets	(14.77)%
100.00%

5

CCM Alternative Income Fund

Expenses May 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2020 and held for the six-month period ended May 31, 2021.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period* December 1, 2020 Through May 31, 2021
Actual	Institutional Shares	$1,000.00	$1,144.50	$9.73
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,015.86	$9.15

* Expenses are equal to the annualized expense ratio of 1.82%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 14.45% for the period December 1, 2020 to May 31, 2021.

6

Schedule of Investments May 31, 2021

	Shares	Value
COMMON STOCK - 41.50%
Communication Services - 4.32%
AT&T	10,500	$309,015
Omnicom Group	3,500	287,840
Verizon Communications	7,200	406,728
		1,003,583
Consumer Discretionary - 1.71%
Restaurant Brands International	5,700	397,404

Consumer Staples - 1.88%
Kimberly-Clark Corp. (a)	1,400	182,882
Mondelez International	4,000	254,120
		437,002
Energy - 8.29%
Crestwood Equity Partners (a) (b)	21,400	613,324
Enviva Partners (b)	26,852	1,313,063
		1,926,387
Financials - 9.11%
Aflac	3,600	204,048
Allstate Corp. (a)	3,000	409,830
Fidelity National Financial	10,800	507,492
Financial Institutions	12,000	385,560
JPMorgan Chase	2,200	361,328
Principal Financial Group	3,800	248,482
		2,116,740
Health Care - 5.80%
Bristol-Myers Squibb (a) (d)	6,200	407,464
Cardinal Health	6,500	364,455
Cigna Corp.	700	181,195
Merck (a) (d)	5,200	394,628
		1,347,742
Information Technology - 0.91%
Broadcom	450	212,548

Real Estate - 7.44%
American Tower Corp. (a) (c)	1,200	306,552
Healthcare Trust of America (c)	10,000	274,100
Realty Income (c)	8,500	581,400
WP Carey (c)	7,500	565,875
		1,727,927
Utilities - 2.04%
Clearway Energy	9,500	238,735
Clearway Energy	8,800	236,104
		474,839
TOTAL COMMON STOCK
(Cost $8,580,454)		9,644,172

The accompanying notes are an integral part of the financial statements.

7

CCM Alternative Income Fund

	Principal Amount	Value
MUNICIPAL BONDS - 22.57%
California - 3.56%
Central Valley Support Joint Powers Agency, Ser D, RB
6.076%, 09/01/2029 (d)	$150,000	$183,426
Rancho Cucamonga Redevelopment Successor Agency, Ser B, TA, NATL
6.262%, 09/01/2031 (d)	260,000	316,622
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034 (d)	250,000	326,962
		827,010
Florida - 3.24%
Miami-Dade County, RB, AGM
7.500%, 04/01/2040 (d)	500,000	753,646

Georgia - 2.03%
Atlanta Development Authority, RB
5.350%, 01/01/2035 (d)	400,000	472,166

Illinois - 2.15%
Bedford Park Village, Ser B, RB, AGM
Callable 12/01/2023 @ 100
6.570%, 12/01/2030 (d)	445,000	499,809

Maryland - 3.29%
Baltimore, TA
5.375%, 09/01/2025 (d)	230,000	241,146
Baltimore, TA
Callable 09/01/2025 @ 100
5.375%, 09/01/2030 (d)	500,000	524,910
		766,056
Nevada - 4.40%
Washoe County, RB
7.969%, 02/01/2040 (d)	675,000	1,022,122

New Jersey - 2.49%
New Jersey State Economic Development Authority, Ser A2, RB, AGC
6.310%, 07/01/2026 (d)	495,000	578,382

Oklahoma - 0.52%
Oklahoma State Development Finance Authority, RB
Pre-Refunded @ 100
5.650%, 06/01/2021	120,000	120,000

Washington - 0.89%
King County Housing Authority, RB
Callable 07/19/2021 @ 100
6.375%, 12/31/2046	205,000	207,121

TOTAL MUNICIPAL BONDS
(Cost $4,676,949)		5,246,312

The accompanying notes are an integral part of the financial statements.

8

	Principal Amount/ Shares	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 18.24%
FGLMC Single Family - 0.02%
Pool FHR 2106 S, 7.95%, VAR ICE LIBOR USD 1 Month+8.050%, 12/15/2028	$23,471	$3,672

FHA Project Loans - 8.95%
Pool Robin Ridge, 5.75%, 01/01/2035 (e) (f)	95,474	95,296
Pool 023-98146, 6.51%, 07/01/2047 (e) (f)	1,765,760	1,830,181
Pool A35272, 6.95%, 11/01/2025 (e) (f)	155,226	155,235
		2,080,712
GNMA Multifamily - 1.89%
Pool 699710, 5.43%, 07/15/2044	374,228	374,135
Pool 2010-68, 6.48%, VAR ICE LIBOR USD 1 Month+6.580%, 06/20/2040	348,511	65,821
		439,956
Small Business Administration - 0.08%
Pool 2008-20C, 5.49%, 03/01/2028	16,937	18,609

USDA Loan - 7.30%
Pool Ryze, 5.25%, 06/25/2038	734,580	848,102
Pool Grand Prairie Apartments, 5.95%, 12/01/2047	775,540	847,464
		1,695,566
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,286,187)		4,238,515

PREFERRED STOCK - 14.91%
Consumer Discretionary - 3.41%
Qurate Retail, 03/15/2031	7,500	791,850

Energy - 2.01%
Crestwood Equity Partners (b) (d) (g)	51,000	466,650

Financials - 9.49%
AG Mortgage Investment Trust, 8.00%, VAR ICE LIBOR USD 3 Month+6.476% (c) (g)	12,000	282,960
AGNC Investment Corp., 6.125%, VAR ICE LIBOR USD 3 Month+4.697% (c) (g)	14,000	351,960
Capstead Mortgage Corp. (c) (g)	15,100	382,634
Two Harbors Investment Corp., 7.25%, VAR ICE LIBOR USD 3 Month+5.011% (c) (g)	48,000	1,188,000
		2,205,554
TOTAL PREFERRED STOCK
(Cost $2,656,764)		3,464,054

ASSET-BACKED SECURITIES - 6.63%
Aura
6.45%, 03/31/2023 (e) (f)	24,903	24,763
Dividend Solar Loans
3.67%, 08/22/2039 (h)	327,368	348,706

The accompanying notes are an integral part of the financial statements.

9

CCM Alternative Income Fund

	Principal Amount/ Shares	Value
ASSET-BACKED SECURITIES - continued
FREED Trust
3.87%, 06/18/2026 (h)	$122,073	$123,059
HSI Asset Securitization Corp Trust
0.87%, VAR ICE LIBOR USD 1 Month+0.780%, 11/25/2035	158,603	157,594
Mill City Solar Loan
4.34%, 03/20/2043 (h)	387,491	422,874
Mosaic Solar Loan Trust
3.82%, 06/22/2043 (h)	69,316	74,757
4.01%, 06/22/2043 (h)	77,482	83,838
TES
4.33%, 10/20/2047 (h)	290,514	306,510

TOTAL ASSET-BACKED SECURITIES
(Cost $1,405,049)		1,542,101

CORPORATE BONDS - 4.28%
Century Housing Corp.
4.00%, 11/01/2021	500,000	502,103
Conservation Fund A Nonprofit Corp.
3.47%, 12/15/2029 (d)	250,000	263,346
Salvation Army
5.68%, 09/01/2031	100,000	123,886
YMCA of Greater New York
4.27%, 08/01/2024	100,000	105,438

TOTAL CORPORATE BONDS
(Cost $951,308)		994,773

CLOSED-END FUND - 2.19%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund (d)	50,000	508,000

TOTAL CLOSED-END FUND
(Cost $339,211)		508,000

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION - 1.52%
FNMA Multifamily - 1.52%
Pool 464296, 5.86%, 01/01/2028	311,432	352,289

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
(Cost $310,790)		352,289

The accompanying notes are an integral part of the financial statements.

10

	Principal Amount	Value
SHORT-TERM INVESTMENT - 2.93%
Money Market Fund - 2.93%
First American Government Obligations Fund, Cl Z, 0.02% (i)	$682,228	$682,228

TOTAL SHORT-TERM INVESTMENT
(Cost $682,228)		682,228

Total Investments (Cost $23,888,940) - 114.77%		$26,672,444
Liabilities in Excess of Other Assets, Net - (14.77)%		(3,432,685)
NET ASSETS - 100.00%		$23,239,759

	Contracts
PURCHASED OPTION - 0.12% (j)(k)
(Cost $22,071)	100	$26,750

WRITTEN OPTIONS - (0.04)% (j)(k)
TOTAL WRITTEN OPTIONS
(Premiums Received $22,318)	(306)	$(10,395)

The accompanying notes are an integral part of the financial statements.

11

CCM Alternative Income Fund

A list of the open futures contracts held by the Fund at May 31, 2021 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 Index E-MINI	(2)	Jun-2021	$(214,046)	$(226,860)	$(12,814)
S&P 500 Index E-MINI	(3)	Sep-2021	(629,268)	(628,860)	408
S&P 500 Index E-MINI	(3)	Jun-2021	(563,310)	(630,360)	(67,050)
U.S. 10-Year Interest Rate Swap	(10)	Jun-2021	(909,482)	(920,000)	(10,518)
U.S. 10-Year Treasury Note	(11)	Jun-2021	(1,456,759)	(1,461,453)	(4,694)
U.S. 2-Year Treasury Note	(3)	Jul-2021	(662,385)	(662,672)	(287)
U.S. 5-Year Interest Rate Swap	(30)	Jun-2021	(2,925,519)	(2,940,469)	(14,950)
U.S. 5-Year Treasury Note	(10)	Jul-2021	(1,239,856)	(1,244,141)	(4,285)
U.S. Long Treasury Bond	(7)	Jun-2021	(1,099,587)	(1,106,875)	(7,288)
			$(9,700,212)	$(9,821,690)	$(121,478)

A list of the open options contracts held by the Fund at May 31, 2021, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTION (k) - 0.12%
Call Options
Sunstone Hotel Investors Inc
Expires 06/19/2021, Strike Price $10.00
(Cost $22,071)	100	$125,600	$26,750

WRITTEN OPTIONS (k) - (0.04)%
Call Options
Allstate Corp.
Expires 07/17/2021, Strike Price $140.00	(6)	(1,230)	$(1,230)
American Tower Corp
Expires 07/17/2021, Strike Price $270.00	(10)	(255,460)	(2,260)
Bristol-Myers Squibb
Expires 07/17/2021, Strike Price $70.00	(20)	(131,440)	(600)
Crestwood Equity Partner
Expires 06/19/2021, Strike Price $30.00	(150)	(429,900)	(4,950)
Kimberly-Clark Corp
Expires 06/19/2021, Strike Price $135.00	(5)	(65,315)	(175)

The accompanying notes are an integral part of the financial statements.

12

	Contracts	Notional Amount	Value
Merck & Co.
Expires 06/19/2021, Strike Price $80.00	(15)	$(113,835)	$(180)
Sunstone Hotel Investors Inc
Expires 06/19/2021, Strike Price $15.00	(100)	(125,600)	(1,000)

TOTAL WRITTEN OPTIONS
(Premiums Received $22,318)			$(10,395)

(a)	Underlying security for a written/purchased option.
(b)	Security considered to be a Master Limited Partnership. At May 31, 2021 these securities amounted to $2,393,037 or 10.30% of total net assets.
(c)	REIT - Real Estate Investment Trust
(d)	All or a portion of the shares have been committed as collateral for options and futures contracts.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2021 is $2,105,475, which represents 9.06% of total net assets.

(g)	Perpetual security with no stated maturity date.
(h)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2021, these securities amounted to $1,359,744, which represents 5.85% of total net assets.

(i)	The rate shown is the 7-day effective yield as of May 31, 2021.
(j)	Refer to table below for details on Options Contracts.
(k)	Non-income producing security.

AGC — Assured Guaranty Corp.

AGM — Assured Guaranty Municipal Corp.

Cl — Class

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

NATL — National Public Finance Guaranty Corp.

RB — Revenue Bond

S&P— Standard & Poor’s

Ser — Series

TA — Tax Allocation

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

13

CCM Alternative Income Fund

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2021:

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$9,644,172	$—	$—		$9,644,172
Municipal Bonds	—	5,246,312	—		5,246,312
U.S. Government & Agency Obligations	—	2,157,803	2,080,712		4,238,515
Preferred Stock	2,798,460	665,594	—		3,464,054
Asset-Backed Securities	—	1,517,338	24,763		1,542,101
Corporate Bonds	—	994,773	—		994,773
Closed-End Fund	508,000	—	—		508,000
U.S. Government Mortgage-Backed Obligation	—	352,289	—		352,289
Short-Term Investment	682,228	—	—		682,228
Total Investments in Securities	$13,632,860	$10,934,109	$2,105,475	*	$26,672,444

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$26,750	$—	$—	$26,750
Written Options	(10,395)	—	—	(10,395)
Futures Contracts**
Unrealized Appreciation	408	—	—	408
Unrealized Depreciation	(121,886)	—	—	(121,886)
Total Other Financial Instruments	$(105,123)	$—	$—	$(105,123)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

14

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning balance as of June 1, 2020	$3,034,794
Accrued discounts/premiums	(1,769)
Realized gain/(loss)	(1,656)
Change in unrealized appreciation/(depreciation)	(36,352)
Purchases	—
Sales	(66,841)
Transfers into Level 3	—
Transfers out of Level 3	(847,464)
Ending balance as of May 31, 2021	$2,080,712
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(36,352)

Investments in Asset-Backed Securities
Beginning balance as of June 1, 2020	$432,465
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	4,203
Purchases	—
Sales	(411,905)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of May 31, 2021	$24,763
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$4,203

The accompanying notes are an integral part of the financial statements.

15

CCM Alternative Income Fund

Statement of Assets and Liabilities as of May 31, 2021

Assets:
Investments, at fair value (identified cost — $23,888,940)	$26,672,444
Cash	2,008
Receivables:
Due from broker	472,122
Investment securities sold	389,683
Dividends and interest	182,994
Capital shares sold	1,901
Variation margin	648
Options purchased, at value (cost — $22,071)	26,750
Prepaid expenses	2,294
Total Assets	$27,750,844
Liabilities:
Payables:
Due to Broker	4,012,784
Investment securities purchased	362,275
Capital shares redeemed	35,468
Distributions to Shareholders	20,590
Investment advisory fees	15,563
Variation margin	7,635
Shareholder servicing fees	3,976
Chief Compliance Officer fees	3,662
Administration fees	2,055
Prime Broker fees	1,137
Dividend expense on securities sold short	715
Trustees’ fees	4
Options written, at value (premiums received — $22,318)	10,395
Other accrued expenses	34,826
Total Liabilities	$4,511,085
Net Assets:	$23,239,759
Net Assets consist of:
Paid-in capital	$33,668,507
Total distributable loss	(10,428,748)
Net Assets	$23,239,759
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 2,725,998 shares outstanding)	$23,239,759
Net Asset Value, offering and redemption price per share — Institutional Shares	$8.53

The accompanying notes are an integral part of the financial statements.

16

Statement of Operations for the fiscal year ended May 31, 2021

Investment Income:
Dividends	$513,898
Dividends from Master Limited Partnerships	253,629
Interest	830,291
Total investment income	1,597,818
Expenses:
Investment advisory fees	186,224
Shareholder servicing fees — Institutional Shares	49,409
Prime Broker fees	95,186
Professional fees	35,511
Registration and filing expenses	29,496
Accounting and administration fees	25,044
Printing fees	16,785
Chief Compliance Officer fees	16,108
Transfer agent fees	15,747
Dividend expense on securities sold short	13,933
Custodian fees	11,544
Trustees’ fees	4,780
Other	23,931
Total expenses	523,698
Less:
Investment advisory fees waived	(70,396)
Net expenses	453,302
Net investment income	1,144,516
Realized and unrealized gain (loss) on:
Net realized gain on investments	1,194,279
Net realized loss on securities sold short	(238,341)
Net realized loss on futures contracts	(469,928)
Net realized loss on option contracts	(353,414)
Net realized gain on foreign currency transactions	1,089
Net realized gain	133,685
Net change in unrealized appreciation/(depreciation) on investments	4,193,621
Net change in unrealized appreciation/(depreciation) on securities sold short	(4,681)
Net change in unrealized appreciation/(depreciation) on futures contracts	198,884
Net change in unrealized appreciation/(depreciation) on option contracts	(389,273)
Net change in unrealized appreciation/(depreciation)	3,998,551
Net realized and unrealized gain	4,132,236
Net increase in net assets resulting from operations:	$5,276,752

The accompanying notes are an integral part of the financial statements.

17

CCM Alternative Income Fund

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020
Operations:
Net investment income	$1,144,516	$2,520,309
Net realized gain (loss) on investments, securities sold short, futures contracts, options contracts and foreign currency transactions	133,685	(10,370,642)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, futures contracts, options contracts and foreign currency translation	3,998,551	(2,392,490)
Net increase (decrease) in net assets resulting from operations	5,276,752	(10,242,823)
Distributions	(332,030)	(2,808,504)
Return of Capital	(1,087,983)	(190,003)
Total distributions	(1,420,013)	(2,998,507)
Capital share transactions:
Institutional Shares
Shares issued	3,989,777	14,962,308
Shares reinvested	1,197,478	2,656,962
Shares redeemed	(14,922,715)	(30,170,422)
Decrease in net assets from capital share transactions	(9,735,460)	(12,551,152)
Decrease in net assets	(5,878,721)	(25,792,482)
Net Assets:
Beginning of year	29,118,480	54,910,962
End of year	$23,239,759	$29,118,480
Share Transactions:
Institutional Shares
Shares Issued	501,749	1,662,907
Shares reinvested	155,884	295,643
Shares redeemed	(1,944,463)	(3,864,529)
Decrease in shares	(1,286,830)	(1,905,979)
Institutional Shares outstanding at beginning of year	4,012,828	5,918,807
Institutional Shares at end of year	2,725,998	4,012,828

The accompanying notes are an integral part of the financial statements.

18

Statement of Cash Flows

Cash Provided by (Used For) Operating Activities:
Net Increase in net assets resulting from operations	$5,276,752
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investments	(33,465,211)
Proceeds from sale of investments	46,061,722
Purchased options/purchases to cover written options and securities sold short	(5,256,906)
Proceeds from sale of options/expired options and securities sold short	3,159,433
Amortization (accretion of market discount)	41,646
Net realized (gain) loss on:
Investments	(1,194,279)
Options	353,414
Securities sold short	238,341
Net change in unrealized (appreciation) depreciation on:
Investments	(4,193,621)
Options	389,273
Securities sold short	4,681
(Increase)/Decrease in Assets:
Dividends and interest	22,812
Investment securities sold	(369,700)
Variation margin receivable	5,112
Investment advisory fees	6,341
Prepaid expenses	18,297
Increase/(Decrease) in Liabilities:
Investment securities purchased	59,203
Variation margin payable	(23,598)
Investment advisory fees	15,563
Dividend expense on securities sold short	(6,935)
Stock loan fees payable	(684)
Shareholder servicing fees	(992)
Administration fees	(181)
Chief Compliance Officer fees	3,624
Trustees’ fees	(33)
Due to broker	(4,725)
Foreign currency	(4)
Other accrued expenses	(6,516)
Net cash provided by operating activities	11,132,829
Cash Provided by (Used In) Financing Activities:
Shares issued	4,016,140
Distributions to shareholders	(225,729)
Shares redeemed	(14,919,091)
Net cash used in financing activities	(11,128,680)
Cash and Restricted Cash **:
Net increase in cash	4,149
Cash at beginning of year	469,981
Cash at end of year	$474,130
Supplemental Disclosure for Non Cash Operating Activities:
Reinvestment of dividend distributions	$1,197,478

**

Included in cash and restricted cash at the beginning of the year and end of the year is $535 and $2,008 respectively, of cash and $469,446 and $472,122, respectively, of restricted cash which is included in due from broker in the accompanying Statement of Assets and Liabilities.

The accompanying notes are an integral part of the financial statements.

19

CCM Alternative Income Fund

Financial Highlights—Per share data (for a share outstanding throughout each year)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017
Net Asset Value, Beginning of Year	$7.26	$9.28	$9.46	$9.54	$9.66
Investment Operations:
Net investment income(a)	0.36	0.44	0.42	0.41	0.40
Net realized and unrealized gain (loss) on investments	1.37	(1.95)	(0.15)	(0.03)	(0.08)
Total from investment operations	1.73	(1.51)	0.27	0.38	0.32
Distributions from:
Net investment income	(0.10)	(0.48)	(0.36)	(0.40)	(0.38)
Net capital gains	—	—	—	—	—
Net return of capital	(0.36)	(0.03)	(0.09)	(0.06)	(0.06)
Total distributions	(0.46)	(0.51)	(0.45)	(0.46)	(0.44)
Net Asset Value, End of Year	$8.53	$7.26	$9.28	$9.46	$9.54
Total return	24.47%	(17.15)%	2.87%	4.10%	3.41%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$23,240	$29,118	$54,911	$35,511	$30,498
Ratio of expenses to average net assets
Before fee waiver	2.11%	1.78%	1.91%	2.73%	3.10%
After fee waiver(b)	1.82%	1.71%	1.91%	2.59%	2.94%
Ratio of net investment income to average net assets	4.60%	4.90%	4.49%	4.36%	4.19%
Portfolio turnover rate	51%	67%	75%	71%	87	%(c)

(a)	Based on the average daily number of shares outstanding during the year.
(b)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.38% for the year ended May 31, 2021, 1.31% for the year ended May 31, 2020, 1.36% for the year ended May 31, 2019, 1.55% for the year ended May 31, 2018 and 1.60% for all prior years.
(c)	Changed from 47% to 87%. Revision not considered material.

The accompanying notes are an integral part of the financial statements.

20

Notes to Financial Statements May 31, 2021

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service. Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

21

CCM Alternative Income Fund

At May 31, 2021, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $2,105,475.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended May 31, 2021, there have been no significant changes to the Fund’s fair value methodologies.

22

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2021	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations	$2,080,712	Matrix Pricing	FHA Project Loans Structure	2 out of lockout with remaining maturity term ranges 0.25 years. The remaining FHA Security has a lockout of 1.08 Years.
			Average Life Years	0.23-1.86 (0.77) Years
			Spread to Benchmark	N+255 - N+351 (N+287)
			Variance to Dealer Average	-4.03% - 1.53% (-0.39%)
Asset-Backed Security	$24,763	Short Term	Structure	Short Term
			Average Life Years	0.12 Years
			Spread to Benchmark	N+900

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

23

CCM Alternative Income Fund

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “IRC”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a

24

position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of May 31, 2021.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options are presented in the Schedule of Investments.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s

25

CCM Alternative Income Fund

price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the times it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, U.S. Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

26

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2021 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	501,749	$3,989,777
Shares reinvested	155,884	1,197,478
Shares redeemed	(1,944,463)	(14,922,715)
Net Decrease	(1,286,830)	$(9,735,460)

Transactions in shares of the Fund for the fiscal year ended May 31, 2020 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	1,662,907	$14,962,308
Shares reinvested	295,643	2,656,962
Shares redeemed	(3,864,529)	(30,170,422)
Net Decrease	(1,905,979)	$(12,551,152)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, options, premiums paid and received, and futures, by the Fund for the fiscal year ended May 31, 2021, were as follows:

Purchases:
U.S. Government	$—
Other	13,769,541
Sales and Maturities:
U.S. Government	$72,472
Other	21,956,990

At May 31, 2021, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$23,961,365
Gross unrealized appreciation	3,075,769
Gross unrealized depreciation	(348,098)
Net appreciation on investments	$2,727,671

27

CCM Alternative Income Fund

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows.

The fair value of derivative instruments as of May 31, 2021, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liabilities Derivatives
Equity contracts	Net unrealized depreciation on futures contracts*	$408	$(79,864)
Interest rate contracts	Net unrealized depreciation on futures contracts*	—	(42,022)
Equity contracts	Options purchased, at value/Options written, at value	26,750	(10,395)
		$27,158	$(132,281)

*	Amounts are included in cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2021, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Interest rate contracts
Futures Contracts	$108,512	$278,340	$386,852
Equity contracts
Futures Contracts	(578,440)	(79,456)	(657,896)
Option Contracts	(353,414)	(389,273)	(742,687)
	$(823,342)	$(190,389)	$(1,013,731)

The following table discloses the average monthly volume of the Fund’s futures contracts and option contracts activity during the fiscal year ended May 31, 2021:

	Interest Rate Contracts $	Equity Contracts $
Future Contracts:
Average Notional Balance Long	—	—
Average Notional Balance Short	(9,576,319)	(780,646)
Options Contracts
Average Notional Balance Long	—	673,708
Average Notional Balance Short	—	(39,202)

28

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2021, the Advisor was entitled to receive advisory fees of $186,224.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2021. For the fiscal year ended May 31, 2021, the Fund incurred expenses under the Services Plan of $49,409.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2021 to the extent total annualized expenses exceed 1.85% of the average daily net assets of the Institutional Shares. If at any time the Fund’s Total Annual Fund Operating Expenses for a year is less than 1.85%, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. The Advisor waived $70,396 of these fees during the fiscal year ended May 31, 2021.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in

29

CCM Alternative Income Fund

nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise.

Accordingly, the permanent differences primarily consist of different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities. The permanent difference that is credited or charged to Paid-in Capital and Distributable Earnings as of May 31, 2021 is primarily related to partnership adjustment:

Increase Distributable Earnings	Decrease Paid-in Capital
$635	$(635)

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2021	Fiscal Year Ended May 31, 2020
Distributions declared from:
Ordinary income	$332,030	$2,808,504
Return of Capital	1,087,983	190,003
Total Distributions	$1,420,013	$2,998,507

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2021, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(12,951,027)
Other temporary differences	(205,392)
Unrealized appreciation, net	2,727,671
Accumulated losses, net	$(10,428,748)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2021, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$9,395,396	$3,555,631	$12,951,027

During the year ended May 31, 2021, the Fund did not utilize capital loss carryforwards to offset capital gains.

30

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Asset-Backed Securities Risk: Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, disease (including pandemics), embargoes, tariffs or other trade barriers and international economic, political and regulatory developments.

Common Stock Risk: Common stocks are subject to greater fluctuations in market value than other asset classes as a result of such factors as a company’s business performance, investor perceptions, stock market trends and general economic conditions.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

31

CCM Alternative Income Fund

Credit Risk: Credit risk refers to the possibility that the issuer of the security will not be able to make principal and interest payments when due. Changes in the credit rating of a debt security or of the issuer of a debt security or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value.

Derivatives Risk: Derivatives may pose risks in additional to, or greater than, those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, more volatile, more difficult to value and leveraged so that small changes in the value of the underlying instrument may produce disproportionate losses to the Fund. Derivatives are also subject to counterparty risk, which is the risk that the other party to the transaction will not perform its contractual obligations. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. Fluctuations in the value of derivative instruments may not correlate perfectly with the overall securities markets.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the ESG factors that the Fund applies in analyzing the portfolio composition of the Fund. The Fund considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing.

Financial Sector Risk: Financial sector risk is the risk that the Fund will be impacted by events affecting the financial sector if it invests a relatively large percentage of its assets in that sector, adversely affecting the Fund’s performance. The financial sector can be significantly affected by changes in interest rates, government regulation, the rate of corporate and consumer debt defaulted, price competitions and the availability and cost of capital, among other factors.

Fixed Income Investments: The Fund may invest in fixed income securities. Fixed income investments include bonds, notes (including structured notes), mortgage-backed securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by corporate and governmental issuers and may have all types of interest rate payment and reset terms, including (without limitation) fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The credit quality of securities held in the Fund’s portfolio is determined at the time of investment. If a security is rated differently by multiple rating organizations, the Fund treats the security as being rated in the lower rating category.

32

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

LIBOR Risk: Certain of the Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Until then, the Fund may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

Market Risk: Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or

33

CCM Alternative Income Fund

equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Municipal Securities Risk: Municipal securities risk is the risk that municipal securities may be subject to credit/default risk, interest rate risk, liquidity risk and certain additional risks. The Fund may be more sensitive to adverse economic, business, political or public health developments if it invests its assets in the debt securities of similar projects (such as those relating to education, health care, housing, transportation, and utilities), industrial development bonds, or in particular types of municipal securities (such as general obligation bonds, private activity bonds and moral obligation bonds). While interest earned on municipal securities is generally not subject to federal tax, interest earned on taxable municipal securities is fully taxable at the federal level and may be subject to tax at the state level. The secondary market for municipal obligations also tends to be less well-developed and less liquid than many other securities markets, which may limit the Fund’s ability to sell its municipal obligations at attractive prices.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

U.S. Government Securities Risk: Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so. Certain of the government agency securities the Fund may purchase are backed only by the credit of the government agency and not by full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury.

Pandemic Risk: An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic

34

travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or longterm basis due to illness or other reasons, and could otherwise disrupt the ability of the Fund’s service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in the Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund’s performance, and cause losses on your investment in the Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Fund.

Note 8 – NEW ACCOUNTING PRONOUNCEMENTS

In November, 2016, the Financial Accounting Standards Board issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require that the statement of cash flows explain the change during the period in the total of cash, cash equivalents and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. Management has evaluated the impact of this new guidance, and the Fund no longer reports the change in restricted cash and cash equivalents in the operating and investing sections in the Statement of Cash Flows. Restricted cash and cash equivalents are now included in the beginning and end of the period as cash and cash equivalents on the Statement of Cash Flows. These changes have been applied using a retrospective transition method to each period presented.

In March 2020, the Financial Accounting Standards Board issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when

35

CCM Alternative Income Fund

participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

36

Report of Independent Registered Public Accounting Firm

To the Shareholders of CCM Alternative Income Fund and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CCM Alternative Income Fund, one of the funds constituting Community Capital Trust (the “Fund”), as of May 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the statement of cash flows for the year then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of CCM Alternative Income Fund as of May 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights of the Fund for the years ended May 31, 2018 and 2017, respectively, were audited by other auditors whose report, dated July 30, 2018, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2021,

37

CCM Alternative Income Fund

by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 26, 2021

We have served as the auditor of one or more Community Capital Trust investment companies since 2019.

38

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2021:

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)
76.45%	0.00%	23.55%	100.00%	19.09%

Qualifying Dividend Income(2)	Qualifying Business Income(6)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)
11.26%	9.28%	5.19%	100.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

39

CCM Alternative Income Fund

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

40

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee During Past 5 Years[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 71	Chairman of the Board and Trustee	6/1/99	President and Founder, National Community Reinvestment Coalition, January 1992 to present.	2	None
Heinz Riehl Age 85	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present.	2	None
Irvin M. Henderson Age 65	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 86	Trustee	9/29/00	Business consultant and special counsel, 1997 to present; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
Mirian Saez Age 64	Trustee	6/26/19	Director of Island Operations, City and County of San Francisco, 2006 to present; Executive Advisory Council, Leadership California, Inc. (a non-profit), 2013 to present; Executive Committee, Mercy Housing California, Inc. (a non-profit), 2014 to present; formerly: Co-Chair Finance Committee, WDC Board of Education; Oversight Board, Resolution Trust Corporation.	2	None
Robert Dickerson Age 68	Trustee	1/23/20	Executive Director, Birmingham Business Resource Center (business management consulting), November 1996 to present; Chief Executive Officer, Birmingham City Wide Local Development Company from November 1996 to present.	2	None

41

CCM Alternative Income Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years
OFFICERS
Alyssa D. Greenspan c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 49	President	1/22/21 (previously served as Vice President since 2010)

President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.

Jessica Botelho c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age: 37	Vice President	10/21/16

Director of CRA & Impact Research, Community Capital Management, Inc. since July 2017; Director, Shareholder Relations, Community Capital Management, Inc. since May 2015; Associate Director, Shareholder Relations, Community Capital Management, Inc. from May 2013 to April 2015.

James Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 50	Treasurer	4/1/14	Chief Financial Officer of Community Capital Management, Inc. since July 2013; Director of Investment Platforms, since September 2011.
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 53	Chief Compliance Officer	12/18/09	President, Little Consulting Group, Inc. since 2011; Managing Member, SEC ComplianceAlliance, LLC since 2015; Chief Compliance Officer of Community Capital Management Inc. since January 2010.
Michael P. Malloy Faegre Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 61	Secretary	6/1/99	Partner, Faegre Drinker Biddle & Reath LLP (formerly, Drinker Biddle & Reath LLP) (lawfirm) since 1993.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101, Weston, Florida 33331.
[2]

Each Trustee holds office until he or she resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one-year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

[3]	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and CCM Community Impact Bond Fund.
[4]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

42

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 30, 2021, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the CCM Alternative Income Fund (the “Fund”) for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 9, 2021 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor provides to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

43

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Annual Report 2021

COMMUNITY CAPITAL TRUST

May 31, 2021

THE CCM COMMUNITY IMPACT BOND FUND (Formerly, The Community Reinvestment Act Qualified Investment Fund)
(THE “FUND”)

Dear Shareholder:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present The Community Impact Bond Fund (the “Fund”) Annual Report to Shareholders for the year ended May 31, 2021.

The Fund continued to demonstrate consistent financial performance and success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, the Fund has now invested approximately $9.8 billion in targeted and impactful investments.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

THE CCM COMMUNITY IMPACT BOND FUND

Table of Contents

Letter to Shareholders	1
Manager’s Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	52
Statement of Operations	53
Statements of Changes in Net Assets	54
Financial Highlights	56
Notes to Financial Statements	59
Report of Independent Registered Public Accounting Firm	71
Notice to Shareholders	73
Trustees and Officers	74
Approval of Advisory Agreement	77

Manager’s Discussion & Analysis (Unaudited)

For the twelve months ended May 31, 2021, the stock market (as measured by the S&P 500 Index) returned 40.32% and the bond market (as measured by the Bloomberg Barclays U.S. Aggregate Bond Index) returned -0.40%. Calendar year-to-date, the stock market returned 12.61% and the bond market returned -2.29%.

The fiscal year ended May 31, 2021 with renewed growth expectations in the United States, as the country began to exit the COVID-19 health crisis. The yield curve steepened during the fiscal year ended May 31, 2021, with two-year Treasury yields falling 0.02% and 10-year Treasury yields rising 0.94%. As of May 31, 2021, the yield on the 10-year note was 1.59%.

During the twelve-month period ended May 31, 2021, the Institutional Share Class of the CCM Community Impact Bond Fund (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Fund”) returned 0.45%, outperforming the Fund’s benchmark, the Intermediate component of the Bloomberg Barclays U.S. Aggregate Index, which returned 0.42% over the 12-month period. The CRA Share Class and Retail Share Class returned -0.01% and 0.00%, respectively, over the same period. The outperformance relative to the benchmark is primarily due to the Fund’s underweight allocation to U.S. Treasuries, which was the worst performing sub-sector in the bond market. Negatively impacting performance during the year is the Fund’s underweight allocation to the U.S. Corporate sector, as spreads tightened, and riskier assets outperformed.

In the benchmark, corporate bonds (as measured by the U.S. Corporate sub-sector of the Intermediate component of the Bloomberg Barclays U.S. Aggregate Index) generated the highest total return among the three major sectors. Corporate Bonds returned 3.84% compared to -0.47% for U.S. mortgage-backed securities (“MBS”) (as measured by the U.S. MBS sub-sector of the Intermediate component of the Bloomberg Barclays U.S. Aggregate Index) and -1.03% for U.S. Treasuries (as measured by the U.S. Treasury sub-sector of the Intermediate component of the Bloomberg Barclays U.S. Aggregate Index).

At the end of May 2021, duration was 3.90 years. The SEC 30-day yield for the CRA, Institutional, and Retail Share Classes was 0.89%, 1.33% and 0.99%, respectively.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Duration is stated in years and is a measure of a bond’s interest rate sensitivity. It measures the expected change in value of a fixed income security that will result from a 1% change in interest rates. For example, a bond with a five (5) year duration means the bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 1%.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

THE CCM COMMUNITY IMPACT BOND FUND

Fund Profile May 31, 2021(Unaudited)

Annual Total Returns(1)	One Year Ended May 31, 2021	Five Years Ended May 31, 2021	Ten Years Ended May 31, 2021	Inception to Date
The CCM Community Impact Fund — CRA Shares	-0.01%	1.86%	2.15%	3.80%*
The CCM Community Impact Fund — Institutional Shares	0.45%	2.33%	2.62%	3.41%**
The CCM Community Impact Fund — Retail Shares	0.00%	1.97%	2.26%	3.05%**
Bloomberg Barclays Intermediate U.S. Aggregate Index	0.42%	2.77%	2.73%	4.51%*

*	Commenced operations on August 30, 1999. Index return is based on CRA shares inception date.
**	Commenced operations on March 2, 2007.
(1)	The Fund changed its investment objective and strategy effective May 1, 2021. Performance information for periods prior to May 1, 2021 does not reflect the current investment strategy.

The above illustration compares a $500,000 investment made in the Fund to the Bloomberg Barclays Intermediate U.S. Aggregate Index (the “Intermediate U.S. Aggregate Index”). The Intermediate U.S. Aggregate Index measures the performance of intermediate-term investment grade bonds.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

Top Ten Holdings*
(% of Net Assets)

U.S. Treasury Notes, 05/31/2026	2.27%
U.S. Treasury Notes, 05/15/2024	1.55%
JPMorgan Chase, 02/16/2025	1.45%
U.S. Treasury Notes, 12/31/2022	1.19%
Bank of America Corp. MTN, 09/25/2025	1.11%
FHLMC Multifamily Structured Pass Through Certificates, Cl AS, 01/25/2028	1.05%
U.S. Treasury Notes, 04/15/2024	0.99%
Bank of America Corp. MTN, 05/19/2024	0.95%
JPMorgan Chase, 09/16/2024	0.94%
San Francisco City & County, Ser A-SOCIAL, 06/15/2021	0.87%
12.37%

*	Excludes Short-Term Investments.

Asset Allocation
(% of Net Assets)

Asset-Backed Securities	3.94%
Bank Deposit	2.84%
Corporate Bonds	10.93%
FGLMC Single Family	7.02%
FHA Project Loans	0.31%
FHMS Multifamily	4.90%
FNMA Multifamily	11.26%
FNMA Single Family	20.57%
GNMA Multifamily	12.97%
GNMA Single Family	0.90%
HUD	0.02%
Money Market Fund	5.29%
Municipal Bonds	13.96%
Small Business Administration	1.02%
Small Business Administration Participation Certificates	0.18%
Small Business Investment Company	0.49%
U.S. Treasury Notes	6.62%
USDA Loan	0.55%
Liabilities in Excess of Other Assets	(3.77)%
100.00%

THE CCM COMMUNITY IMPACT BOND FUND

Expenses May 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2020 and held for the six-month period ended May 31, 2021.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2020	Ending Account Value May 31, 2021	Expenses Paid During Period* December 1, 2020 Through May 31, 2021
Actual	CRA Shares	$1,000.00	$ 993.70	$4.47
	Institutional Shares	1,000.00	996.80	2.24
	Retail Shares	1,000.00	994.20	3.98
Hypothetical (5% return before expenses)	CRA Shares	$1,000.00	$1,020.44	$4.53
	Institutional Shares	1,000.00	1,022.69	2.27
	Retail Shares	1,000.00	1,020.94	4.03

* Expenses are equal to the annualized expense ratios of 0.90%, 0.45%, and 0.80% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (0.63)%, (0.32)% and (0.58)% for the period December 1, 2020 to May 31, 2021 for CRA Shares, Institutional Shares and Retail Shares, respectively.

Schedule of Investments May 31, 2021

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.18%
FGLMC Single Family - 7.02%
Pool QB5903, 2.00%, 11/01/2050	$1,826,922	$1,847,788
Pool QB6583, 2.00%, 12/01/2050	1,826,145	1,846,519
Pool QB7302, 2.00%, 01/01/2051	2,787,174	2,819,008
Pool QB8043, 2.00%, 01/01/2051	2,590,326	2,620,997
Pool QB8769, 2.00%, 02/01/2051	4,202,081	4,248,965
Pool QB9466, 2.00%, 03/01/2051	7,311,076	7,392,647
Pool RA4768, 2.00%, 03/01/2051	3,395,775	3,433,662
Pool RA4907, 2.00%, 03/01/2051	2,175,086	2,199,354
Pool RA4957, 2.00%, 03/01/2051	2,309,631	2,335,400
Pool QC0480, 2.00%, 04/01/2051	4,660,835	4,714,065
Pool QC1370, 2.00%, 04/01/2051	3,606,323	3,649,026
Pool RA5067, 2.00%, 04/01/2051	1,771,175	1,790,936
Pool QC2682, 2.00%, 06/01/2051	774,610	784,370
Pool RA2477, 2.50%, 04/01/2050	1,252,748	1,298,744
Pool RA2531, 2.50%, 05/01/2050	2,757,783	2,875,672
Pool RA2532, 2.50%, 05/01/2050	1,212,242	1,262,694
Pool RA2612, 2.50%, 05/01/2050	6,362,483	6,596,558
Pool QB0264, 2.50%, 06/01/2050	1,067,387	1,106,719
Pool QB0768, 2.50%, 07/01/2050	363,295	377,038
Pool QB0769, 2.50%, 07/01/2050	2,308,951	2,394,033
Pool QB2045, 2.50%, 08/01/2050	3,959,961	4,105,274
Pool QB2675, 2.50%, 08/01/2050	1,877,560	1,946,950
Pool QB2739, 2.50%, 08/01/2050	1,961,152	2,033,419
Pool QB5904, 2.50%, 11/01/2050	2,655,321	2,752,842
Pool QB7304, 2.50%, 01/01/2051	1,178,688	1,223,906
Pool QC1163, 2.50%, 04/01/2051	1,601,053	1,659,940
Pool QC1953, 2.50%, 05/01/2051	2,857,510	2,968,180
Pool QC2684, 2.50%, 06/01/2051	1,222,127	1,269,080
Pool Q16506, 3.00%, 02/01/2043	32,446	34,088
Pool Q40627, 3.00%, 05/01/2046	3,015,810	3,196,492
Pool Q41877, 3.00%, 07/01/2046	1,480,676	1,568,884
Pool Q43158, 3.00%, 09/01/2046	911,531	965,654
Pool Q44344, 3.00%, 11/01/2046	395,952	418,753
Pool Q44395, 3.00%, 11/01/2046	1,642,790	1,737,241
Pool Q45623, 3.00%, 01/01/2047	3,167,987	3,353,822
Pool QA2173, 3.00%, 08/01/2049	798,112	836,174
Pool RA1190, 3.00%, 08/01/2049	609,526	638,098
Pool QA3109, 3.00%, 09/01/2049	1,543,606	1,614,691
Pool QA3562, 3.00%, 10/01/2049	1,875,345	1,963,009
Pool QA4231, 3.00%, 11/01/2049	2,177,060	2,277,517
Pool QA4780, 3.00%, 11/01/2049	1,438,329	1,504,788
Pool RA1773, 3.00%, 11/01/2049	1,203,415	1,261,546
Pool QA5579, 3.00%, 12/01/2049	2,327,752	2,441,363
Pool QA5900, 3.00%, 12/02/2049	1,475,843	1,544,410
Pool QA5721, 3.00%, 01/01/2050	1,734,178	1,821,770
Pool QA6535, 3.00%, 01/01/2050	1,702,584	1,782,500
Pool RA2089, 3.00%, 01/01/2050	522,666	546,304
Pool QA6834, 3.00%, 02/01/2050	1,349,873	1,417,306
Pool QA7417, 3.00%, 02/01/2050	1,917,620	2,010,408

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Pool QA7634, 3.00%, 03/01/2050	$1,725,816	$1,806,591
Pool QA8482, 3.00%, 03/01/2050	2,216,587	2,330,072
Pool QB0265, 3.00%, 06/01/2050	820,696	858,333
Pool QB2046, 3.00%, 08/01/2050	1,732,693	1,818,264
Pool QB2674, 3.00%, 08/01/2050	1,848,679	1,933,785
Pool Q07121, 3.50%, 04/01/2042	27,851	29,424
Pool Q07398, 3.50%, 04/01/2042	49,670	52,691
Pool Q37430, 3.50%, 11/01/2045	106,592	114,824
Pool Q38376, 3.50%, 01/01/2046	727,915	784,160
Pool Q39359, 3.50%, 03/01/2046	1,240,708	1,331,150
Pool Q40641, 3.50%, 05/01/2046	445,367	479,658
Pool Q45628, 3.50%, 01/01/2047	2,750,844	2,964,812
Pool Q47221, 3.50%, 03/01/2047	593,418	631,453
Pool Q48279, 3.50%, 05/01/2047	725,940	772,295
Pool Q49035, 3.50%, 06/01/2047	936,939	993,479
Pool Q49605, 3.50%, 07/01/2047	466,171	494,220
Pool Q50514, 3.50%, 08/01/2047	56,051	59,247
Pool Q50393, 3.50%, 09/01/2047	1,782,697	1,893,262
Pool Q50943, 3.50%, 09/01/2047	513,793	544,863
Pool Q51685, 3.50%, 10/01/2047	1,358,988	1,438,640
Pool V83539, 3.50%, 10/01/2047	1,630,209	1,741,000
Pool Q52610, 3.50%, 11/01/2047	1,460,846	1,556,568
Pool V83815, 3.50%, 12/01/2047	1,026,785	1,093,785
Pool Q53325, 3.50%, 01/01/2048	1,283,123	1,363,762
Pool Q54012, 3.50%, 01/01/2048	1,910,605	2,031,482
Pool Q54511, 3.50%, 02/01/2048	1,670,096	1,766,652
Pool Q54585, 3.50%, 02/01/2048	2,770,488	2,935,680
Pool Q54876, 3.50%, 03/01/2048	719,062	763,846
Pool Q55002, 3.50%, 03/01/2048	1,451,867	1,540,757
Pool Q62396, 3.50%, 04/01/2049	458,150	485,731
Pool QA2301, 3.50%, 08/01/2049	827,553	878,052
Pool QA3110, 3.50%, 09/01/2049	932,692	988,387
Pool QA3982, 3.50%, 10/01/2049	1,118,526	1,181,222
Pool QA4885, 3.50%, 11/01/2049	500,160	529,462
Pool QA6536, 3.50%, 01/01/2050	1,060,927	1,124,045
Pool QA7418, 3.50%, 02/01/2050	1,187,360	1,259,985
Pool Q39374, 4.00%, 03/01/2046	50,575	54,288
Pool Q47223, 4.00%, 03/01/2047	591,388	636,150
Pool Q47775, 4.00%, 04/01/2047	794,871	859,472
Pool Q48287, 4.00%, 05/01/2047	1,832,251	1,983,583
Pool Q48819, 4.00%, 06/01/2047	1,899,221	2,051,205
Pool Q49040, 4.00%, 06/01/2047	3,238,177	3,494,420
Pool Q49606, 4.00%, 07/01/2047	2,306,657	2,499,887
Pool Q49898, 4.00%, 08/01/2047	666,989	720,070
Pool Q50396, 4.00%, 08/01/2047	87,389	94,002
Pool Q50397, 4.00%, 08/01/2047	2,276,773	2,464,824
Pool Q50951, 4.00%, 09/01/2047	1,099,315	1,181,747
Pool Q51686, 4.00%, 10/01/2047	1,134,046	1,225,341
Pool V83540, 4.00%, 10/01/2047	816,709	887,701
Pool Q53883, 4.00%, 01/01/2048	729,787	785,917
Pool Q54464, 4.00%, 02/01/2048	954,975	1,029,125
Pool Q54586, 4.00%, 02/01/2048	3,561,259	3,848,972
Pool Q54877, 4.00%, 02/01/2048	659,565	708,485

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool Q55004, 4.00%, 03/01/2048	$1,437,447	$1,551,800
Pool Q55631, 4.00%, 04/01/2048	1,927,602	2,088,098
Pool Q56253, 4.00%, 05/01/2048	1,672,490	1,801,387
Pool Q56469, 4.00%, 06/01/2048	700,456	752,952
Pool Q56900, 4.00%, 06/01/2048	1,264,093	1,360,663
Pool Q57029, 4.00%, 07/01/2048	1,094,599	1,184,474
Pool Q57388, 4.00%, 07/01/2048	792,350	853,102
Pool Q57694, 4.00%, 08/01/2048	784,086	843,992
Pool Q58271, 4.00%, 09/01/2048	685,495	737,740
Pool Q58366, 4.00%, 09/01/2048	200,649	214,778
Pool Q58774, 4.00%, 10/01/2048	1,170,269	1,258,652
Pool Q59058, 4.00%, 10/01/2048	425,029	455,042
Pool Q59686, 4.00%, 11/01/2048	716,474	768,571
Pool Q60213, 4.00%, 12/01/2048	795,178	853,393
Pool Q60598, 4.00%, 01/01/2049	431,297	461,482
Pool Q61151, 4.00%, 01/01/2049	751,980	809,953
Pool Q61387, 4.00%, 02/01/2049	1,164,979	1,255,388
Pool Q61800, 4.00%, 03/01/2049	1,073,455	1,155,779
Pool Q61986, 4.00%, 03/01/2049	1,508,355	1,611,785
Pool Q62397, 4.00%, 04/01/2049	986,442	1,054,134
Pool QA4064, 4.00%, 10/01/2049	715,176	771,190
Pool A91363, 4.50%, 03/01/2040	81,317	87,807
Pool A91756, 4.50%, 03/01/2040	185,499	200,875
Pool A92905, 4.50%, 06/01/2040	64,644	69,826
Pool A93467, 4.50%, 08/01/2040	77,047	83,200
Pool Q01597, 4.50%, 05/01/2041	132,579	143,162
Pool Q02377, 4.50%, 07/01/2041	148,211	160,115
Pool Q47624, 4.50%, 04/01/2047	624,873	681,968
Pool Q48294, 4.50%, 05/01/2047	573,840	620,640
Pool Q49044, 4.50%, 07/01/2047	897,030	976,625
Pool Q49608, 4.50%, 07/01/2047	278,647	301,187
Pool Q49902, 4.50%, 08/01/2047	259,953	283,665
Pool Q55774, 4.50%, 04/01/2048	795,285	858,542
Pool Q56476, 4.50%, 05/01/2048	994,350	1,080,582
Pool Q56906, 4.50%, 06/01/2048	2,373,341	2,582,634
Pool Q57389, 4.50%, 07/01/2048	1,173,585	1,282,232
Pool Q57906, 4.50%, 08/01/2048	1,680,980	1,833,288
Pool Q58775, 4.50%, 09/01/2048	1,744,599	1,898,463
Pool Q59454, 4.50%, 11/01/2048	278,856	301,575
Pool Q60215, 4.50%, 11/01/2048	1,074,616	1,169,295
Pool Q61389, 4.50%, 02/01/2049	109,118	117,741
Pool A91364, 5.00%, 03/01/2040	181,529	199,647
Pool A92906, 5.00%, 07/01/2040	265,519	295,361
Pool A56707, 5.50%, 01/01/2037	61,982	69,118
Pool A58653, 5.50%, 03/01/2037	53,663	59,867
Pool A68746, 5.50%, 10/01/2037	132,027	147,318
Pool A76192, 5.50%, 04/01/2038	270,033	304,620
Pool A76444, 5.50%, 04/01/2038	103,945	115,961
Pool A78742, 5.50%, 06/01/2038	554,831	635,656
Pool G06072, 6.00%, 06/01/2038	286,295	340,195
Pool G06073, 6.50%, 10/01/2037	653,688	777,542
		213,108,494

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
FHA Project Loans - 0.31%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	$2,812,894	$2,787,748
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,427,516	5,734,925
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	575,637	596,638
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	156,621	156,630
		9,275,941
FHMS Multifamily - 4.90%
Pool K-F100, 0.19%, (SOFR30A+0.180%), 01/25/2028	32,050,883	31,989,843
Pool KF97, 0.26%, (SOFR30A+0.250%), 12/25/2030	4,000,000	4,000,000
Pool F105, 0.26%, (SOFR30A+0.250%), 02/25/2031	14,205,000	14,217,759
Pool KJ33, 0.44%, 12/25/2025	7,448,447	7,428,380
Pool KF36, 0.45%, (ICE LIBOR USD 1 Month+0.340%), 08/25/2024	2,099,915	2,102,516
Pool Q012, 0.58%, 08/25/2025	3,689,069	3,689,129
SB83, 0.63%, 01/25/2026 (c)	3,325,799	3,317,820
SB82, 0.67%, 11/25/2025 (c)	2,700,373	2,693,534
Pool KG03, 0.70%, 04/25/2029 (c)	1,500,000	1,467,797
Pool P003, 0.83%, 02/25/2031	6,575,516	6,325,265
Pool KG04, 0.85%, 06/25/2030	8,967,637	8,748,819
SB82, 0.86%, 12/25/2027 (c)	2,992,093	2,960,469
Pool K123, 0.93%, 06/25/2030	2,900,796	2,845,853
Pool K124, 0.96%, 08/25/2030	2,850,147	2,800,710
Pool Q012, 1.01%, 08/25/2030	4,599,996	4,432,282
Pool WA4405, 1.15%, 05/01/2027	3,562,799	3,623,359
Pool KG03, 1.30%, 06/25/2030 (c)	8,000,000	7,794,111
Pool KSG1, 1.50%, 09/25/2030	3,850,000	3,810,921
Pool K109, 1.56%, 04/25/2030	1,500,000	1,496,803
Pool Q014, 1.56%, 01/25/2036	2,790,913	2,672,809
Pool K741, 1.60%, 12/25/2027	20,000,000	20,468,174
ML08, 1.88%, 07/25/2037	1,396,654	1,407,037
ML08, 1.90%, 11/25/2037	1,796,146	1,812,857
Pool WN0034, 1.94%, 04/01/2037	849,403	831,900
Pool K094, 2.70%, 04/25/2029	3,944,309	4,262,614
SB43, 2.79%, (ICE LIBOR USD 1 Month+2.740%), 10/25/2037	807,351	823,992
SB43, 3.00%,10/25/2027 (c)	639,825	667,116
		148,691,869
FNMA Multifamily - 11.26%
Pool BS1397, 0.25%, (SOFR30A+0.240%), 03/01/2031	7,970,000	7,964,852
Pool BS1398, 0.25%, (SOFR30A+0.240%), 03/01/2031	1,930,000	1,928,753
Pool BS1399, 0.25%, (SOFR30A+0.240%), 03/01/2031	9,120,000	9,114,109
Pool BL4132, 0.27%, (SOFR30A+0.260%), 04/01/2031	12,880,000	12,872,274
Pool BS1200, 0.95%, 02/01/2028	3,370,000	3,304,075
Pool BS1201, 0.95%, 02/01/2028	6,860,000	6,704,836
Pool BS1033, 1.02%, 02/01/2028	7,500,005	7,388,203
Pool BS1139, 1.04%, 02/01/2028	2,400,000	2,373,690
Pool BL8108, 1.19%, 09/01/2032	2,955,868	2,823,180
Pool BL7910, 1.23%, 08/01/2027	4,700,000	4,676,601
Pool BL7892, 1.24%, 08/01/2030	6,397,583	6,268,243
Pool BL7247, 1.25%, 06/01/2030	3,128,558	3,075,910
Pool BL7686, 1.28%, 08/01/2030	2,950,887	2,901,266
Pool BL7010, 1.30%, 06/01/2030	10,000,000	9,805,779
Pool BL7898, 1.31%, 08/01/2032	8,100,000	7,690,830

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool BL8103, 1.32%, 12/01/2030	$7,159,675	$7,041,906
Pool BL8000, 1.34%, 09/01/2030	4,940,000	4,799,444
Pool BL8013, 1.36%, 08/01/2035	4,318,121	4,071,944
Pool BL8014, 1.36%, 08/01/2035	3,987,477	3,760,149
Pool BS0025, 1.38%, 12/01/2030	7,929,149	7,835,204
Pool M1S, 1.38%, 12/25/2030 (c)	13,550,000	13,259,938
Pool BS0596, 1.38%, 01/01/2031	200,000	195,005
Pool BL7636, 1.41%, 07/01/2032	1,100,000	1,059,013
Pool BL7257, 1.44%, 06/01/2032	409,563	400,566
Pool BS1017, 1.45%, 02/01/2031	3,120,000	3,074,784
Pool BL9838, 1.48%, 12/01/2030	2,386,000	2,363,534
Pool BL6827, 1.50%, 06/01/2032	6,253,835	6,196,818
Pool BS1482, 1.61%, 03/01/2031	1,494,962	1,501,827
Pool BS0391, 1.63%, 01/01/2033	4,621,000	4,536,902
Pool BL7351, 1.65%, 07/01/2030	655,000	660,289
Pool BS0179, 1.67%, 01/01/2033	4,775,000	4,714,217
Pool BL7338, 1.81%, 07/01/2032	1,760,000	1,775,833
Pool BS1977, 1.85%, 05/01/2031	3,640,000	3,698,755
Pool BL6240, 1.94%, 03/01/2030	750,000	773,371
Pool BS1922, 2.03%, 05/01/2031	2,000,000	2,054,441
Pool AN2159, 2.06%, 12/01/2022	1,381,032	1,380,934
Pool BL6159, 2.06%, 03/01/2030	1,818,305	1,894,678
Pool BL5261, 2.18%, 03/01/2030	1,952,849	2,045,221
Pool AM1491, 2.24%, 11/01/2022	1,624,389	1,654,184
Pool AN1684, 2.30%, 06/01/2023	2,567,157	2,645,750
Pool BL6486, 2.31%, 04/01/2030	1,470,000	1,544,396
Pool AM1114, 2.34%, 11/01/2022	1,032,316	1,052,300
Pool BL5452, 2.41%, 01/01/2030	3,401,243	3,620,854
Pool BL4589, 2.45%, 10/01/2029	6,450,639	6,889,051
Pool AM2198, 2.48%, 01/01/2023	90,875	93,048
Pool BL4134, 2.52%, 02/01/2034	670,000	710,359
Pool AN3584, 2.53%, 11/01/2028	1,000,000	1,077,416
Pool AN1381, 2.56%, 08/01/2026	882,271	948,360
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,470,958
Pool AN1428, 2.69%, 04/01/2026	566,050	610,659
Pool AN0668, 2.75%, 10/01/2021	2,020,057	2,020,098
Pool AN0761, 2.75%, 10/01/2021	2,644,757	2,644,810
Pool AN0777, 2.75%, 11/01/2021	2,084,371	2,084,412
Pool AM9007, 2.78%, 05/01/2025	466,534	501,567
Pool AM8561, 2.82%, 04/01/2025	3,978,220	4,279,285
Pool AN2174, 2.84%, 07/01/2026	6,600,000	7,021,548
Pool AN0876, 2.85%, 02/01/2026	1,354,331	1,469,242
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,316,282
Pool 471460, 2.88%, 06/01/2022	831,841	844,117
Pool AM7627, 2.95%, 01/01/2025	3,257,199	3,505,172
Pool AN6823, 2.95%, 09/01/2029	2,464,000	2,703,775
Pool AN5781, 2.96%, 06/01/2029	465,789	491,374
Pool AN8458, 2.97%, 02/01/2025	4,898,026	5,272,012
Pool AN5536, 2.97%, 05/01/2027	3,198,704	3,507,245
Pool BL2741, 2.97%, 06/01/2029	3,400,511	3,743,680
Pool AN6926, 3.00%, 11/01/2032	984,383	1,073,673
Pool BL4558, 3.00%, 11/01/2035	834,257	910,548
Pool AN7354, 3.03%, 11/01/2027	2,615,311	2,882,924

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Pool AN3838, 3.05%, 01/01/2022	$467,960	$467,985
Pool AN5273, 3.06%, 05/01/2027	394,479	434,531
Pool AN6579, 3.06%, 09/01/2027	1,427,699	1,533,148
Pool AN5758, 3.09%, 06/01/2027	1,472,649	1,583,289
Pool BL2603, 3.10%, 05/01/2029	5,594,650	6,208,150
Pool AN4301, 3.15%, 01/01/2027	489,124	540,213
Pool AN8567, 3.15%, 03/01/2028	7,251,837	8,054,644
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,923,245
Pool AN8521, 3.19%, 03/01/2028	2,453,945	2,578,218
Pool AN9141, 3.20%, 05/01/2025	1,289,429	1,342,889
Pool AN6262, 3.20%, 08/01/2027	503,959	559,814
Pool AN6232, 3.20%, 08/01/2029	4,968,205	5,536,914
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,390,630
Pool AN4133, 3.21%, 01/01/2033	230,364	255,684
Pool AM8227, 3.21%, 03/01/2033	89,268	98,928
Pool AM9393, 3.23%, 07/01/2025	901,118	982,406
Pool AN5792, 3.30%, 04/01/2034	912,750	1,023,402
Pool BL2117, 3.31%, 04/01/2029	5,925,000	6,614,585
Pool AM9780, 3.31%, 03/01/2031	372,873	392,691
Pool BL2249, 3.32%, 04/01/2029	798,956	890,609
Pool AM6620, 3.34%, 08/01/2024	529,694	529,521
Pool BL2377, 3.34%, 05/01/2031	2,870,600	3,207,288
Pool AN8814, 3.36%, 04/01/2028	950,766	1,063,302
Pool AN4505, 3.36%, 02/01/2032	962,089	1,049,868
Pool 470414, 3.37%, 01/01/2022	207,647	207,580
Pool AM3973, 3.37%, 07/01/2023	3,163,638	3,209,523
Pool AN5418, 3.40%, 05/01/2033	750,000	849,678
Pool AM5986, 3.44%, 06/01/2026	582,650	645,763
Pool AN9534, 3.45%, 06/01/2025	2,382,687	2,606,866
Pool BL0478, 3.57%, 10/01/2025	2,015,552	2,168,299
Pool AN1108, 3.76%, 03/01/2046	273,118	303,929
Pool AN4171, 3.79%, 01/01/2035	792,786	829,818
Pool AN9844, 3.80%, 07/01/2030	785,686	904,701
Pool 469075, 3.82%, 09/01/2021	630,043	630,259
Pool BL1090, 3.82%, 12/01/2025	965,862	1,013,196
Pool AM9376, 3.83%, 07/01/2045	454,111	508,816
Pool 469094, 3.90%, 09/01/2026	112,689	113,737
Pool AN0360, 3.95%, 12/01/2045	100,000	115,218
Pool 468263, 3.98%, 06/01/2021	3,330,230	3,330,626
Pool AN4676, 4.10%, 03/01/2047	1,260,624	1,442,537
Pool AM5197, 4.20%, 01/01/2030	382,074	452,123
Pool 468251, 4.76%, 06/01/2026	550,186	625,493
Pool 466907, 5.13%, 03/01/2026	354,947	402,442
Pool 387215, 5.19%, 01/01/2023	369,445	388,829
Pool 465394, 5.20%, 03/01/2026	477,672	542,730
Pool 463895, 5.25%, 10/01/2025	333,144	377,989
Pool 874487, 5.52%, 05/01/2025	429,736	447,808
Pool 874481, 5.75%, 04/01/2022	3,013,500	3,072,725
Pool 387005, 5.95%, 06/01/2022	292,333	292,249
Pool 873949, 5.95%, 09/01/2024	1,084,922	1,102,202
Pool 463839, 5.96%, 11/01/2027	589,908	665,814
Pool 873679, 6.10%, 06/01/2024	380,434	383,184
Pool 467914, 6.10%, 04/01/2041	477,984	575,313

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 463997, 6.12%, 12/01/2027	$893,861	$1,019,923
Pool 958614, 6.22%, 04/01/2027	324,797	375,381
Pool 464836, 6.23%, 03/01/2028	1,535,893	1,789,196
Pool 465260, 6.33%, 06/01/2028	1,394,004	1,601,490
Pool 464254, 6.34%, 11/01/2027	2,383,940	2,732,801
Pool 464969, 6.34%, 04/01/2028	2,429,525	2,873,072
Pool 464632, 6.50%, 02/01/2028	437,438	515,667
Pool 465588, 6.55%, 07/01/2028	533,036	633,107
Pool 466756, 6.59%, 12/01/2028	1,630,654	1,883,517
Pool 464573, 6.72%, 02/01/2040	2,130,525	2,473,503
Pool 466595, 6.78%, 11/01/2025	3,391,315	3,917,461
Pool 469854, 8.26%, 12/01/2026	1,528,210	1,919,248
		341,782,240
FNMA Single Family - 20.57%
Pool BQ1545, 2.00%, 09/01/2050	4,349,465	4,397,993
Pool BQ1571, 2.00%, 09/01/2050	6,171,761	6,240,621
Pool BQ1603, 2.00%, 09/01/2050	2,384,067	2,413,756
Pool BQ2362, 2.00%, 09/01/2050	4,833,220	4,887,145
Pool BQ3064, 2.00%, 09/01/2050	3,855,451	3,898,466
Pool CA7182, 2.00%, 09/01/2050	2,005,261	2,027,634
Pool QB3154, 2.00%, 09/01/2050	3,789,205	3,831,482
Pool QB3835, 2.00%, 09/01/2050	4,219,453	4,266,531
Pool QB3978, 2.00%, 09/01/2050	4,427,472	4,476,870
Pool RA3677, 2.00%, 09/01/2050	1,848,270	1,868,892
Pool BP7434, 2.00%, 10/01/2050	1,120,562	1,133,064
Pool BQ3112, 2.00%, 10/01/2050	2,624,872	2,654,158
Pool BQ4812, 2.00%, 10/01/2050	3,927,451	3,971,271
Pool BQ4876, 2.00%, 10/01/2050	2,687,398	2,717,381
Pool CA7287, 2.00%, 10/01/2050	2,614,219	2,643,386
Pool QB4065, 2.00%, 10/01/2050	1,875,119	1,896,040
Pool QB4506, 2.00%, 10/01/2050	4,378,566	4,427,418
Pool BQ5814, 2.00%, 11/01/2050	2,665,670	2,695,412
Pool BQ7638, 2.00%, 11/01/2050	2,622,708	2,651,970
Pool CA7661, 2.00%, 11/01/2050	3,111,006	3,145,716
Pool QB5044, 2.00%, 11/01/2050	3,414,218	3,452,311
Pool CA8322, 2.00%, 12/01/2050	2,267,362	2,292,659
Pool BR0679, 2.00%, 01/01/2051	4,139,866	4,186,055
Pool BR1282, 2.00%, 01/01/2051	2,270,983	2,296,321
Pool BQ4492, 2.00%, 02/01/2051	1,191,936	1,205,234
Pool BR3230, 2.00%, 02/01/2051	4,877,582	4,933,286
Pool CA9082, 2.00%, 02/01/2051	4,110,126	4,155,983
Pool BR4749, 2.00%, 03/01/2051	2,003,729	2,026,612
Pool BR5454, 2.00%, 03/01/2051	8,640,785	8,737,192
Pool BR7691, 2.00%, 04/01/2051	10,405,857	10,521,957
Pool BR9146, 2.00%, 05/01/2051	2,240,294	2,266,821
Pool CB0668, 2.00%, 05/01/2051	2,381,936	2,408,512
Pool BT0121, 2.00%, 06/01/2051	1,545,573	1,563,225
Pool BP5424, 2.50%, 05/01/2050	1,143,870	1,185,932
Pool CA5693, 2.50%, 05/01/2050	1,487,733	1,548,989
Pool BP5447, 2.50%, 06/01/2050	1,294,124	1,341,962
Pool BP5470, 2.50%, 06/01/2050	730,857	758,279
Pool BP5498, 2.50%, 06/01/2050	1,451,625	1,504,892
Pool BP8732, 2.50%, 06/01/2050	2,565,979	2,660,534

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Pool CA6159, 2.50%, 06/01/2050	$2,082,447	$2,159,181
Pool QB0406, 2.50%, 06/01/2050	1,067,540	1,106,796
Pool BP8742, 2.50%, 07/01/2050	1,503,515	1,558,917
Pool BP8759, 2.50%, 07/01/2050	2,318,807	2,403,897
Pool BP8789, 2.50%, 07/01/2050	1,461,447	1,520,611
Pool BP8814, 2.50%, 07/01/2050	1,042,488	1,081,558
Pool BP9533, 2.50%, 07/01/2050	2,218,931	2,300,698
Pool BP9534, 2.50%, 07/01/2050	2,133,203	2,213,722
Pool BP9566, 2.50%, 07/01/2050	438,574	455,128
Pool QB0821, 2.50%, 07/01/2050	1,037,522	1,076,232
Pool QB1534, 2.50%, 07/01/2050	1,444,760	1,497,776
Pool QB1536, 2.50%, 07/01/2050	1,100,731	1,141,292
Pool QB1680, 2.50%, 07/01/2050	1,184,830	1,228,307
Pool RA3120, 2.50%, 07/01/2050	3,451,441	3,578,619
Pool BP9596, 2.50%, 08/01/2050	1,027,804	1,068,685
Pool BP9598, 2.50%, 08/01/2050	810,609	844,041
Pool BQ0192, 2.50%, 08/01/2050	1,732,438	1,798,897
Pool BQ0210, 2.50%, 08/01/2050	2,223,131	2,308,528
Pool BQ0228, 2.50%, 08/01/2050	2,210,956	2,292,088
Pool BQ0248, 2.50%, 08/01/2050	1,984,347	2,059,615
Pool CA6683, 2.50%, 08/01/2050	3,712,206	3,848,997
Pool QB2636, 2.50%, 08/01/2050	2,120,387	2,198,522
Pool RA3298, 2.50%, 08/01/2050	4,685,527	4,858,182
Pool RA3322, 2.50%, 08/01/2050	1,434,728	1,487,377
Pool RA3381, 2.50%, 08/01/2050	3,794,974	3,934,815
Pool BQ1546, 2.50%, 09/01/2050	3,220,257	3,338,924
Pool BQ1572, 2.50%, 09/01/2050	4,936,206	5,118,104
Pool BQ1604, 2.50%, 09/01/2050	2,973,592	3,083,167
Pool BQ2363, 2.50%, 09/01/2050	1,798,102	1,864,361
Pool BQ3065, 2.50%, 09/01/2050	3,178,517	3,300,643
Pool QB3152, 2.50%, 09/01/2050	3,800,011	3,940,043
Pool QB3834, 2.50%, 09/01/2050	2,303,327	2,387,919
Pool QB3976, 2.50%, 09/01/2050	2,783,695	2,890,480
Pool RA3545, 2.50%, 09/01/2050	1,514,134	1,569,728
Pool BQ3113, 2.50%, 10/01/2050	2,045,450	2,120,824
Pool BQ4813, 2.50%, 10/01/2050	4,110,483	4,261,955
Pool BQ4877, 2.50%, 10/01/2050	2,659,281	2,760,486
Pool CA7296, 2.50%, 10/01/2050	1,076,947	1,116,467
Pool QB4066, 2.50%, 10/01/2050	1,141,875	1,184,130
Pool QB4507, 2.50%, 10/01/2050	4,067,032	4,216,902
Pool BQ5815, 2.50%, 11/01/2050	5,169,130	5,359,610
Pool BQ7638, 2.50%, 11/01/2050	5,111,296	5,299,014
Pool CA7663, 2.50%, 11/01/2050	1,950,619	2,022,499
Pool QB5042, 2.50%, 11/01/2050	6,480,781	6,719,597
Pool BR2612, 2.50%, 02/01/2051	804,849	836,020
Pool BR5455, 2.50%, 03/01/2051	1,558,171	1,618,518
Pool BR7692, 2.50%, 04/01/2051	1,892,673	1,962,286
Pool BR9147, 2.50%, 05/01/2051	3,322,216	3,449,849
Pool BT0122, 2.50%, 06/01/2051	5,314,100	5,509,104
Pool AB6333, 3.00%, 09/01/2042	500,017	532,881
Pool AP7482, 3.00%, 09/01/2042	90,734	96,391
Pool AP9712, 3.00%, 09/01/2042	88,896	94,709
Pool AB7486, 3.00%, 12/01/2042	792,681	843,776

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool AR5591, 3.00%, 01/01/2043	$40,674	$43,353
Pool AT1983, 3.00%, 04/01/2043	541,686	577,192
Pool AB9496, 3.00%, 05/01/2043	32,371	34,045
Pool AR6415, 3.00%, 05/01/2043	329,115	350,448
Pool AT0343, 3.00%, 05/01/2043	36,486	38,829
Pool AS7134, 3.00%, 05/01/2046	952,792	1,009,583
Pool AS7340, 3.00%, 06/01/2046	2,437,313	2,582,621
Pool BC1141, 3.00%, 06/01/2046	505,517	535,587
Pool AS7521, 3.00%, 07/01/2046	1,322,846	1,401,694
Pool BD0472, 3.00%, 07/01/2046	430,283	453,608
Pool AS7816, 3.00%, 08/01/2046	3,153,901	3,337,357
Pool BC2796, 3.00%, 08/01/2046	1,654,461	1,752,199
Pool AS7899, 3.00%, 09/01/2046	1,420,093	1,502,263
Pool BD6343, 3.00%, 09/01/2046	520,262	547,936
Pool AS8079, 3.00%, 10/01/2046	2,362,187	2,499,468
Pool BC4722, 3.00%, 10/01/2046	518,619	548,321
Pool AS8290, 3.00%, 11/01/2046	1,637,036	1,731,210
Pool AS8463, 3.00%, 12/01/2046	2,528,700	2,677,890
Pool BC9073, 3.00%, 12/01/2046	2,106,196	2,227,337
Pool AS8650, 3.00%, 01/01/2047	5,236,645	5,516,199
Pool BD7042, 3.00%, 03/01/2047	654,889	693,809
Pool BN6614, 3.00%, 05/01/2049	452,589	476,082
Pool BN8885, 3.00%, 05/01/2049	317,632	333,199
Pool BN6722, 3.00%, 06/01/2049	982,293	1,029,056
Pool BN8907, 3.00%, 06/01/2049	515,963	543,963
Pool BN8921, 3.00%, 06/01/2049	149,215	156,874
Pool BO1800, 3.00%, 06/01/2049	1,794,930	1,881,695
Pool BO1272, 3.00%, 07/01/2049	1,031,771	1,085,627
Pool BO1283, 3.00%, 07/01/2049	893,637	936,284
Pool CA3873, 3.00%, 07/01/2049	2,201,341	2,307,746
Pool QA2069, 3.00%, 07/01/2049	755,674	790,258
Pool BN7692, 3.00%, 08/01/2049	1,960,892	2,055,675
Pool BN7703, 3.00%, 08/01/2049	3,674,643	3,844,090
Pool BO1314, 3.00%, 08/01/2049	1,538,395	1,616,393
Pool BO1318, 3.00%, 08/01/2049	1,337,637	1,401,074
Pool BO1324, 3.00%, 08/01/2049	1,974,715	2,080,097
Pool CA3957, 3.00%, 08/01/2049	2,925,640	3,085,906
Pool QA2405, 3.00%, 08/01/2049	1,232,199	1,288,379
Pool BO2209, 3.00%, 09/01/2049	1,294,299	1,355,288
Pool BO2957, 3.00%, 09/01/2049	1,541,627	1,615,141
Pool BO2962, 3.00%, 09/01/2049	2,040,688	2,139,331
Pool BO3017, 3.00%, 09/01/2049	2,478,719	2,598,531
Pool BO3200, 3.00%, 09/01/2049	946,195	989,984
Pool CA4244, 3.00%, 09/01/2049	749,061	783,160
Pool BO5402, 3.00%, 10/01/2049	2,277,219	2,398,746
Pool BO5431, 3.00%, 10/01/2049	1,435,205	1,503,530
Pool BO5441, 3.00%, 10/01/2049	1,163,433	1,228,978
Pool CA4331, 3.00%, 10/01/2049	3,412,274	3,573,887
Pool BO4660, 3.00%, 11/01/2049	2,166,031	2,268,094
Pool BO5348, 3.00%, 11/01/2049	2,512,696	2,633,772
Pool BO5477, 3.00%, 11/01/2049	2,151,288	2,257,686
Pool BO5487, 3.00%, 11/01/2049	2,042,493	2,141,219
Pool CA4531, 3.00%, 11/01/2049	5,218,559	5,470,789

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Pool BO5371, 3.00%, 12/01/2049	$1,204,239	$1,272,137
Pool BO6215, 3.00%, 12/01/2049	709,306	742,620
Pool BO8900, 3.00%, 12/01/2049	1,193,800	1,249,422
Pool BO8936, 3.00%, 01/01/2050	1,608,292	1,688,534
Pool BO8980, 3.00%, 01/01/2050	1,055,401	1,105,206
Pool CA5097, 3.00%, 01/01/2050	1,188,824	1,245,126
Pool BO9005, 3.00%, 02/01/2050	1,021,728	1,069,867
Pool BP1309, 3.00%, 02/01/2050	1,720,189	1,800,407
Pool CA5237, 3.00%, 02/01/2050	3,797,991	3,979,820
Pool BP1374, 3.00%, 03/01/2050	2,093,756	2,190,189
Pool BP1467, 3.00%, 03/01/2050	2,578,895	2,705,986
Pool BP5412, 3.00%, 05/01/2050	583,085	616,120
Pool BP5425, 3.00%, 05/01/2050	469,384	491,436
Pool CA5694, 3.00%, 05/01/2050	4,396,298	4,601,764
Pool BP5448, 3.00%, 06/01/2050	242,609	254,030
Pool BP5471, 3.00%, 06/01/2050	364,015	384,723
Pool BP5499, 3.00%, 06/01/2050	503,543	526,735
Pool BP8733, 3.00%, 06/01/2050	940,872	985,147
Pool CA6160, 3.00%, 06/01/2050	574,356	600,338
Pool BP8743, 3.00%, 07/01/2050	592,473	627,284
Pool BP8760, 3.00%, 07/01/2050	383,991	402,086
Pool BP8790, 3.00%, 07/01/2050	1,340,638	1,406,900
Pool BP8815, 3.00%, 07/01/2050	757,180	798,595
Pool BP9535, 3.00%, 07/01/2050	1,227,705	1,284,252
Pool BP9536, 3.00%, 07/01/2050	1,172,670	1,233,660
Pool BP9567, 3.00%, 07/01/2050	1,056,950	1,118,998
Pool QB0757, 3.00%, 07/01/2050	1,165,022	1,225,309
Pool QB0816, 3.00%, 07/01/2050	605,010	632,876
Pool QB1681, 3.00%, 07/01/2050	928,048	974,742
Pool BP9597, 3.00%, 08/01/2050	725,605	761,323
Pool BQ0193, 3.00%, 08/01/2050	789,946	830,058
Pool BQ0211, 3.00%, 08/01/2050	921,082	975,843
Pool BQ0229, 3.00%, 08/01/2050	1,191,476	1,254,750
Pool BQ0249, 3.00%, 08/01/2050	1,025,193	1,078,153
Pool BQ1573, 3.00%, 09/01/2050	2,541,836	2,672,368
Pool QB3153, 3.00%, 09/01/2050	1,998,770	2,099,923
Pool AS0092, 3.50%, 07/01/2043	173,119	187,416
Pool AU1769, 3.50%, 08/01/2043	185,845	201,689
Pool AX4858, 3.50%, 12/01/2044	220,163	237,621
Pool AX7551, 3.50%, 01/01/2045	146,935	158,260
Pool AY4388, 3.50%, 02/01/2045	299,030	324,303
Pool AS4536, 3.50%, 03/01/2045	122,155	130,771
Pool AX9585, 3.50%, 03/01/2045	1,002,514	1,076,467
Pool AY5019, 3.50%, 03/01/2045	102,533	109,479
Pool AS4738, 3.50%, 04/01/2045	425,281	455,245
Pool AY1387, 3.50%, 04/01/2045	200,727	216,331
Pool AS4913, 3.50%, 05/01/2045	675,279	727,720
Pool AY3458, 3.50%, 05/01/2045	351,734	379,157
Pool AY8252, 3.50%, 05/01/2045	66,813	70,768
Pool AY8271, 3.50%, 05/01/2045	102,541	110,449
Pool AS5117, 3.50%, 06/01/2045	585,107	628,137
Pool AZ2274, 3.50%, 06/01/2045	178,279	192,112
Pool AZ2316, 3.50%, 06/01/2045	87,930	93,586

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool AS5351, 3.50%, 07/01/2045	$144,391	$155,117
Pool AZ0805, 3.50%, 07/01/2045	517,167	557,583
Pool AZ5686, 3.50%, 07/01/2045	104,738	112,391
Pool AS5579, 3.50%, 08/01/2045	130,018	139,687
Pool AZ5696, 3.50%, 08/01/2045	22,579	23,845
Pool AS5767, 3.50%, 09/01/2045	280,762	300,344
Pool AZ2904, 3.50%, 09/01/2045	162,022	173,371
Pool AZ9193, 3.50%, 09/01/2045	125,157	133,214
Pool AS5917, 3.50%, 10/01/2045	535,742	576,885
Pool AZ4755, 3.50%, 10/01/2045	126,059	135,764
Pool AS6127, 3.50%, 11/01/2045	407,810	437,396
Pool AS6309, 3.50%, 12/01/2045	318,211	342,735
Pool BC0066, 3.50%, 12/01/2045	237,461	255,825
Pool AS6467, 3.50%, 01/01/2046	1,393,240	1,500,370
Pool AS6616, 3.50%, 02/01/2046	749,199	801,728
Pool BC0223, 3.50%, 02/01/2046	907,732	975,494
Pool BC0226, 3.50%, 02/01/2046	174,988	188,082
Pool AS6785, 3.50%, 03/01/2046	1,530,429	1,640,884
Pool AS6956, 3.50%, 04/01/2046	1,799,881	1,937,823
Pool BC0801, 3.50%, 04/01/2046	530,820	569,426
Pool AS7135, 3.50%, 05/01/2046	150,820	159,625
Pool BC6041, 3.50%, 05/01/2046	523,452	559,589
Pool BD0456, 3.50%, 06/01/2046	130,022	138,492
Pool BC9068, 3.50%, 12/01/2046	404,227	429,793
Pool AS8635, 3.50%, 01/01/2047	2,852,637	3,038,849
Pool AS8808, 3.50%, 02/01/2047	1,768,027	1,890,543
Pool AS8918, 3.50%, 03/01/2047	3,308,104	3,516,106
Pool BD7046, 3.50%, 03/01/2047	3,330,988	3,542,072
Pool BE7198, 3.50%, 03/01/2047	330,546	350,831
Pool AS9380, 3.50%, 04/01/2047	1,352,242	1,447,870
Pool BH1139, 3.50%, 04/01/2047	176,352	187,938
Pool BH1158, 3.50%, 04/01/2047	416,032	442,587
Pool AS9548, 3.50%, 05/01/2047	2,259,464	2,400,096
Pool BD2416, 3.50%, 05/01/2047	1,352,505	1,440,154
Pool AS9814, 3.50%, 06/01/2047	1,408,309	1,497,937
Pool BE3687, 3.50%, 06/01/2047	680,337	723,575
Pool BH5307, 3.50%, 06/01/2047	369,640	390,907
Pool AS9943, 3.50%, 07/01/2047	2,398,971	2,551,248
Pool BH5329, 3.50%, 07/01/2047	240,504	254,558
Pool BH2607, 3.50%, 08/01/2047	791,155	849,515
Pool CA0116, 3.50%, 08/01/2047	1,912,639	2,030,214
Pool BH2671, 3.50%, 09/01/2047	1,085,884	1,155,663
Pool BH5391, 3.50%, 09/01/2047	530,858	566,005
Pool CA0408, 3.50%, 09/01/2047	140,229	148,089
Pool BH4063, 3.50%, 10/01/2047	780,508	831,012
Pool BH9370, 3.50%, 10/01/2047	597,094	639,856
Pool CA0566, 3.50%, 10/01/2047	605,675	640,420
Pool BH5746, 3.50%, 11/01/2047	1,596,640	1,694,750
Pool CA0744, 3.50%, 11/01/2047	256,553	270,991
Pool BH7046, 3.50%, 12/01/2047	3,832,944	4,071,210
Pool BJ1663, 3.50%, 12/01/2047	1,238,494	1,307,913
Pool CA0918, 3.50%, 12/01/2047	1,192,782	1,263,047
Pool BH7097, 3.50%, 01/01/2048	2,561,551	2,723,424

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Pool BJ4551, 3.50%, 01/01/2048	$1,169,265	$1,238,745
Pool BJ4562, 3.50%, 01/01/2048	642,725	686,042
Pool CA1074, 3.50%, 01/01/2048	2,248,690	2,400,247
Pool BH9270, 3.50%, 02/01/2048	1,697,679	1,802,693
Pool BJ4611, 3.50%, 02/01/2048	1,182,703	1,254,628
Pool BJ4612, 3.50%, 02/01/2048	599,694	641,752
Pool CA1243, 3.50%, 02/01/2048	4,090,361	4,350,682
Pool BJ0616, 3.50%, 03/01/2048	2,211,566	2,345,229
Pool BJ0652, 3.50%, 03/01/2048	1,328,998	1,411,427
Pool BK1959, 3.50%, 03/01/2048	912,371	964,512
Pool BK1960, 3.50%, 03/01/2048	698,253	739,944
Pool CA1415, 3.50%, 03/01/2048	2,599,758	2,754,467
Pool MA3574, 3.50%, 01/01/2049	5,824,681	6,151,163
Pool BN5245, 3.50%, 02/01/2049	805,195	857,953
Pool MA3597, 3.50%, 02/01/2049	4,469,121	4,719,623
Pool BN4385, 3.50%, 03/01/2049	340,665	359,760
Pool BN5344, 3.50%, 03/01/2049	1,087,382	1,154,488
Pool BN6235, 3.50%, 04/01/2049	80,178	84,705
Pool BN6245, 3.50%, 04/01/2049	133,496	140,979
Pool BN6283, 3.50%, 04/01/2049	568,102	599,945
Pool BN6567, 3.50%, 04/01/2049	1,348,461	1,427,798
Pool CA3399, 3.50%, 04/01/2049	1,725,826	1,822,561
Pool BN6299, 3.50%, 05/01/2049	973,972	1,028,565
Pool BN6619, 3.50%, 05/01/2049	1,071,075	1,131,111
Pool BN8886, 3.50%, 05/01/2049	2,771,971	2,927,345
Pool CA3556, 3.50%, 05/01/2049	1,910,535	2,028,435
Pool BN6735, 3.50%, 06/01/2049	1,368,200	1,445,721
Pool BN8911, 3.50%, 06/01/2049	1,684,157	1,785,982
Pool BN8922, 3.50%, 06/01/2049	939,412	999,178
Pool BN8930, 3.50%, 06/01/2049	1,895,657	2,006,247
Pool CA3738, 3.50%, 06/01/2049	1,333,829	1,419,552
Pool BO1273, 3.50%, 07/01/2049	1,696,235	1,791,312
Pool BO1284, 3.50%, 07/01/2049	1,921,312	2,052,814
Pool BO1315, 3.50%, 07/01/2049	901,469	953,410
Pool BO1795, 3.50%, 07/01/2049	839,556	894,956
Pool CA3874, 3.50%, 07/01/2049	1,474,344	1,556,983
Pool QA2070, 3.50%, 07/01/2049	881,369	933,753
Pool BO1319, 3.50%, 08/01/2049	1,872,841	1,994,669
Pool BO1358, 3.50%, 08/01/2049	1,360,369	1,436,620
Pool BO2963, 3.50%, 09/01/2049	1,752,949	1,858,480
Pool BO5403, 3.50%, 10/01/2049	262,921	277,658
Pool BO5349, 3.50%, 11/01/2049	327,087	346,133
Pool BO5478, 3.50%, 11/01/2049	1,791,111	1,901,968
Pool BO5488, 3.50%, 11/01/2049	1,165,197	1,230,508
Pool BO5372, 3.50%, 12/01/2049	561,969	593,468
Pool BO8937, 3.50%, 01/01/2050	921,216	975,744
Pool BO9006, 3.50%, 02/01/2050	757,263	802,910
Pool BP1310, 3.50%, 02/01/2050	983,299	1,046,742
Pool BP1468, 3.50%, 03/01/2050	780,112	832,736
Pool AH0540, 4.00%, 12/01/2040	25,975	27,768
Pool AH2979, 4.00%, 01/01/2041	24,940	26,665
Pool AH5643, 4.00%, 01/01/2041	87,604	95,743
Pool AH5671, 4.00%, 02/01/2041	158,003	173,684

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool AH8877, 4.00%, 04/01/2041	$99,993	$109,511
Pool AI9871, 4.00%, 09/01/2041	55,972	60,859
Pool AJ4024, 4.00%, 10/01/2041	109,421	120,657
Pool AU9998, 4.00%, 09/01/2043	71,289	78,538
Pool AS0716, 4.00%, 10/01/2043	447,974	494,198
Pool AU6721, 4.00%, 10/01/2043	95,581	104,434
Pool AV0191, 4.00%, 10/01/2043	38,049	40,629
Pool AV0214, 4.00%, 10/01/2043	51,767	55,405
Pool AS0929, 4.00%, 11/01/2043	270,659	298,492
Pool AU6999, 4.00%, 11/01/2043	838,452	924,827
Pool AU7007, 4.00%, 11/01/2043	179,727	198,214
Pool AS1368, 4.00%, 12/01/2043	66,417	72,815
Pool AV0670, 4.00%, 12/01/2043	162,853	178,784
Pool AS1427, 4.00%, 01/01/2044	146,546	159,141
Pool AV6342, 4.00%, 01/01/2044	113,761	122,693
Pool AS1671, 4.00%, 02/01/2044	52,487	56,857
Pool AV5020, 4.00%, 02/01/2044	248,218	273,787
Pool AS1877, 4.00%, 03/01/2044	17,263	18,454
Pool AV7087, 4.00%, 03/01/2044	302,791	333,953
Pool AW0985, 4.00%, 05/01/2044	95,632	105,483
Pool AW3597, 4.00%, 06/01/2044	172,796	189,379
Pool AW5358, 4.00%, 06/01/2044	67,327	73,196
Pool AS2826, 4.00%, 07/01/2044	104,122	114,845
Pool AW8968, 4.00%, 07/01/2044	80,106	87,247
Pool AS3009, 4.00%, 08/01/2044	188,200	207,552
Pool AS3493, 4.00%, 10/01/2044	251,148	274,195
Pool AX0902, 4.00%, 10/01/2044	68,814	75,191
Pool AX3165, 4.00%, 10/01/2044	24,129	25,802
Pool AS3951, 4.00%, 11/01/2044	42,739	45,691
Pool AX4856, 4.00%, 12/01/2044	85,930	94,341
Pool AX7550, 4.00%, 12/01/2044	187,313	201,699
Pool AY5025, 4.00%, 03/01/2045	458,012	495,062
Pool AY8277, 4.00%, 05/01/2045	115,660	127,080
Pool AZ5697, 4.00%, 08/01/2045	144,175	155,567
Pool AZ9195, 4.00%, 09/01/2045	70,673	76,275
Pool BE7194, 4.00%, 03/01/2047	1,057,219	1,140,659
Pool BE7216, 4.00%, 04/01/2047	1,035,682	1,119,594
Pool BH1143, 4.00%, 04/01/2047	622,659	665,216
Pool BD2419, 4.00%, 05/01/2047	1,652,395	1,782,975
Pool BH1167, 4.00%, 05/01/2047	200,075	213,826
Pool BE3689, 4.00%, 06/01/2047	3,172,295	3,425,336
Pool BH5309, 4.00%, 06/01/2047	1,836,229	1,993,440
Pool BE3762, 4.00%, 07/01/2047	1,190,060	1,283,605
Pool BH5334, 4.00%, 07/01/2047	25,566	27,376
Pool BH5335, 4.00%, 07/01/2047	380,437	408,085
Pool BH5361, 4.00%, 08/01/2047	1,000,038	1,084,502
Pool BH5395, 4.00%, 09/01/2047	846,700	925,709
Pool BH4060, 4.00%, 10/01/2047	1,176,958	1,265,294
Pool BH9379, 4.00%, 10/01/2047	258,710	276,751
Pool BH5748, 4.00%, 11/01/2047	1,148,108	1,231,622
Pool BJ4571, 4.00%, 01/01/2048	228,272	244,055
Pool BK1957, 4.00%, 03/01/2048	274,491	293,248
Pool BK1968, 4.00%, 03/01/2048	1,581,321	1,693,008

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Pool BK1969, 4.00%, 03/01/2048	$1,204,567	$1,308,693
Pool BK2557, 4.00%, 03/01/2048	1,646,987	1,789,343
Pool BJ2676, 4.00%, 04/01/2048	506,991	545,508
Pool BK2008, 4.00%, 04/01/2048	598,371	644,196
Pool BJ2752, 4.00%, 05/01/2048	1,900,754	2,061,559
Pool BJ9235, 4.00%, 06/01/2048	3,413,296	3,665,408
Pool BK5289, 4.00%, 06/01/2048	1,134,562	1,236,427
Pool CA1934, 4.00%, 06/01/2048	2,695,937	2,895,071
Pool BK0898, 4.00%, 07/01/2048	539,828	578,449
Pool BK8813, 4.00%, 07/01/2048	982,530	1,065,036
Pool CA2094, 4.00%, 07/01/2048	2,535,756	2,711,759
Pool BK4747, 4.00%, 08/01/2048	540,040	582,241
Pool BK8829, 4.00%, 08/01/2048	400,078	427,857
Pool BH0713, 4.00%, 09/01/2048	695,320	754,897
Pool BK4815, 4.00%, 09/01/2048	886,788	954,665
Pool BK8895, 4.00%, 09/01/2048	747,718	816,341
Pool CA2315, 4.00%, 09/01/2048	751,124	809,516
Pool BK7669, 4.00%, 10/01/2048	1,256,188	1,361,672
Pool CA2532, 4.00%, 10/01/2048	1,697,160	1,814,620
Pool BK7934, 4.00%, 11/01/2048	1,723,670	1,842,330
Pool BH0723, 4.00%, 12/01/2048	841,942	900,214
Pool BN0321, 4.00%, 12/01/2048	749,369	808,329
Pool BN3958, 4.00%, 12/01/2048	611,925	664,883
Pool CA2994, 4.00%, 01/01/2049	634,815	685,187
Pool BN4338, 4.00%, 02/01/2049	438,810	469,618
Pool BN4347, 4.00%, 02/01/2049	224,236	239,554
Pool BN5288, 4.00%, 02/01/2049	1,627,228	1,739,321
Pool CA3143, 4.00%, 02/01/2049	722,148	782,802
Pool BN4373, 4.00%, 03/01/2049	787,671	841,894
Pool BN4386, 4.00%, 03/01/2049	403,825	435,126
Pool BN5350, 4.00%, 03/01/2049	637,070	684,161
Pool BN6227, 4.00%, 03/01/2049	334,473	359,455
Pool CA3270, 4.00%, 03/01/2049	1,216,277	1,303,150
Pool BN6236, 4.00%, 04/01/2049	99,890	106,773
Pool BN6247, 4.00%, 04/01/2049	246,822	263,745
Pool BN6285, 4.00%, 04/01/2049	363,904	391,278
Pool BN6563, 4.00%, 04/01/2049	316,493	341,277
Pool BN6301, 4.00%, 05/01/2049	1,074,603	1,148,759
Pool BN8894, 4.00%, 05/01/2049	1,273,093	1,369,233
Pool BN8913, 4.00%, 06/01/2049	786,899	848,102
Pool BN8923, 4.00%, 06/01/2049	1,133,537	1,211,345
Pool BN8931, 4.00%, 06/01/2049	945,401	1,017,106
Pool BO1274, 4.00%, 07/01/2049	1,129,742	1,215,773
Pool BO1285, 4.00%, 07/01/2049	850,056	917,371
Pool BO1316, 4.00%, 07/01/2049	296,330	318,343
Pool QA2071, 4.00%, 07/01/2049	843,823	909,602
Pool BO1326, 4.00%, 08/01/2049	1,298,097	1,392,710
Pool BO2971, 4.00%, 09/01/2049	462,816	496,835
Pool BO5432, 4.00%, 10/01/2049	1,386,666	1,512,690
Pool BO5314, 4.00%, 11/01/2049	517,060	555,215
Pool BO5373, 4.00%, 12/01/2049	587,025	629,587
Pool BO8938, 4.00%, 01/01/2050	556,155	603,226
Pool BO9007, 4.00%, 02/01/2050	643,693	695,392

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool AC4095, 4.50%, 09/01/2039	$8,532	$9,221
Pool AH6769, 4.50%, 03/01/2041	151,259	167,445
Pool AI3491, 4.50%, 06/01/2041	191,656	214,425
Pool AI5362, 4.50%, 06/01/2041	248,004	278,049
Pool AI6155, 4.50%, 07/01/2041	286,914	317,153
Pool AI8167, 4.50%, 08/01/2041	226,457	250,897
Pool BH1145, 4.50%, 04/01/2047	528,224	573,920
Pool BK2031, 4.50%, 04/01/2048	429,228	466,171
Pool BK5278, 4.50%, 05/01/2048	1,358,493	1,489,639
Pool BK5299, 4.50%, 06/01/2048	458,982	497,431
Pool BK8815, 4.50%, 07/01/2048	1,043,170	1,131,677
Pool BK8869, 4.50%, 09/01/2048	970,738	1,057,389
Pool BK8905, 4.50%, 09/01/2048	514,133	554,907
Pool BN0889, 4.50%, 11/01/2048	589,215	638,605
Pool BN0323, 4.50%, 12/01/2048	275,749	297,833
Pool BN0928, 4.50%, 12/01/2048	104,770	113,046
Pool BN4308, 4.50%, 12/01/2048	191,570	206,667
Pool CA2842, 4.50%, 12/01/2048	737,540	798,944
Pool BN5289, 4.50%, 01/01/2049	124,088	133,870
Pool BN4339, 4.50%, 02/01/2049	261,680	282,639
Pool BN4384, 4.50%, 03/01/2049	948,058	1,026,257
Pool BN6238, 4.50%, 04/01/2049	292,334	316,249
Pool BN6277, 4.50%, 04/01/2049	289,080	314,297
Pool BN6302, 4.50%, 05/01/2049	48,479	52,584
Pool BN8924, 4.50%, 06/01/2049	326,328	355,194
Pool BN8932, 4.50%, 06/01/2049	244,856	266,541
Pool BO1320, 4.50%, 08/01/2049	284,434	308,299
Pool 890230, 5.00%, 07/01/2040	3,744,486	4,299,821
Pool AD8500, 5.00%, 08/01/2040	378,275	421,985
Pool AH6772, 5.00%, 03/01/2041	52,415	57,566
Pool AH8879, 5.00%, 04/01/2041	319,350	353,297
Pool AI3492, 5.00%, 06/01/2041	228,799	251,546
Pool AI6154, 5.00%, 07/01/2041	116,165	127,580
Pool BK5300, 5.00%, 05/01/2048	529,240	586,455
Pool BK8817, 5.00%, 07/01/2048	490,912	540,840
Pool BK8870, 5.00%, 09/01/2048	784,459	864,467
Pool BN6239, 5.00%, 04/01/2049	66,395	72,908
Pool 890246, 5.50%, 11/01/2038	1,339,030	1,559,003
Pool 890247, 6.00%, 09/01/2038	1,852,337	2,200,406
Pool 886136, 6.50%, 07/01/2036	163,720	183,457
Pool 900106, 6.50%, 08/01/2036	56,519	63,333
Pool 900649, 6.50%, 09/01/2036	104,137	116,691
Pool 947771, 6.50%, 09/01/2037	81,896	95,965
		624,293,064
GNMA Multifamily - 12.96%
Pool 2013-73 A, 0.98%, 12/16/2035	129,864	129,941
Pool 2021-31, 1.10%, 01/16/2061	2,290,692	2,247,245
Pool 2021-36, 1.15%, 03/16/2057	2,109,212	2,086,769
Pool 2021-47, 1.15%, 03/16/2061	4,984,315	4,837,774
Pool 2021-28, 1.20%, 01/16/2062	17,463,820	17,233,528
Pool 2021-5, 1.25%, 01/16/2061	528,198	521,646
Pool 2021-51, 1.25%, 10/16/2062	1,121,591	1,101,027
Pool 2020-135, 1.30%, 01/16/2063	2,085,848	2,056,743

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Pool 2021-43, 1.40%, 03/16/2062	$5,511,843	$5,467,955
Pool 2013-61 A, 1.45%, 01/16/2043	88,230	88,578
Pool 2013-30 A, 1.50%, 05/16/2042	437,752	440,708
Pool 2021-79, 1.50%, 10/16/2057	1,185,000	1,185,910
Pool 2021-68, 1.50%, 12/16/2061	1,436,408	1,443,192
Pool 2020-89 AB, 1.50%, 02/16/2062	460,871	460,418
Pool 2020-69, 1.50%, 03/16/2062	1,105,236	1,102,164
Pool 2020-139, 1.50%, 04/16/2062	995,363	995,992
Pool 2020-158, 1.50%, 09/16/2062	2,960,442	2,955,525
Pool AM-7199, 1.50%, 10/16/2062 (a) (b)	998,000	992,698
Pool 2020-170, 1.50%, 11/16/2062	482,287	479,598
Pool 2021-40, 1.50%, 02/16/2063	8,465,068	8,410,674
Pool 2021-21, 1.50%, 06/16/2063	5,384,884	5,360,281
Pool 2013-85 A, 1.55%, 09/16/2046	707,438	715,070
Pool 2013-7 AC, 1.60%, 03/16/2047	885,276	896,290
Pool 2021-75, 1.60%, 04/16/2062	2,750,692	2,752,814
Pool 2020-197, 1.60%, 10/16/2062	3,896,631	3,900,444
Pool 2012-27 A, 1.61%, 07/16/2039	520,500	526,025
Pool 2020-100, 1.65%, 06/16/2060	909,506	916,442
Pool 2021-65, 1.65%, 12/16/2062	444,453	444,213
Pool 2012-139 AB, 1.67%, 02/16/2053	178,835	179,626
Pool 2013-118 AC, 1.70%, 06/16/2036	597,847	600,471
Pool 2021-90, 1.70%, 05/16/2061	2,410,000	2,416,594
Pool 2013-50 AB, 1.73%, 05/16/2045	945,959	959,939
Pool 2014-103, 1.74%, 06/16/2053	114,882	115,195
Pool 2021-80, 1.75%, 06/16/2062	2,000,000	2,025,078
Pool 2021-33, 1.75%, 10/16/2062	1,444,157	1,447,637
Pool 2020-128, 1.75%, 10/16/2062	2,150,809	2,159,931
Pool 2012-144 AD, 1.77%, 01/16/2053	264,033	268,297
Pool 2012-99 AE, 1.80%, 02/16/2048	1,003,082	1,016,386
Pool 2013-12 AB, 1.83%, 11/16/2052	193,464	196,665
Pool 2013-72 AC, 1.88%, 05/16/2046	1,164,542	1,184,081
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,020,437	1,035,185
Pool 2012-150 AB, 1.90%, 08/16/2044	83,598	84,902
Pool 2012-120 A, 1.90%, 02/16/2053	1,263,088	1,292,695
Pool 2020-71, 1.90%, 01/16/2062	1,102,987	1,113,989
Pool 2013-176 AB, 2.00%, 11/16/2038	403	402
Pool 2013-107 A, 2.00%, 05/16/2040	24,548	24,746
Pool 2013-92 AB, 2.00%, 02/16/2043	301,063	304,095
Pool 2013-128 AB, 2.00%, 10/16/2051	1,698,364	1,731,044
Pool 2011-143, 2.00%, 10/16/2057	2,672,768	2,717,229
Pool 2017-7, 2.00%, 11/16/2058	95,043	96,515
Pool 2020-118 AC, 2.00%, 04/16/2062	779,561	792,810
Pool 2020-91 AQ, 2.00%, 05/16/2062	1,535,031	1,559,381
Pool 2020-111 AD, 2.00%, 09/15/2062	1,815,656	1,846,067
Pool 2020-159, 2.00%, 10/16/2062	1,783,441	1,815,262
Pool 2012-72 AB, 2.03%, 02/16/2046	85,181	86,363
Pool 2012-112 AD, 2.09%, 02/16/2053	141,265	144,582
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	313,896	320,657
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	175,096	179,264
Pool 2021-AA8478, 2.15%, 05/15/2035	287,341	293,010
Pool 2021-AA8479, 2.15%, 11/15/2035	601,835	613,732
Pool 2012-70 AB, 2.18%, 08/16/2052	176,578	180,654

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 2012-58 B, 2.20%, 03/16/2044	$338,161	$339,437
Pool 2013-94 AB, 2.20%, 03/16/2054	271,167	278,224
Pool 2016-152, 2.20%, 08/15/2058	1,701,161	1,737,292
Pool 2020-2020, 2.20%, 04/16/2061	710,842	729,522
Pool 2020-70, 2.20%, 04/16/2062	642,992	657,575
Pool 2012-78 AD, 2.22%, 03/16/2044	154,620	155,592
Pool 2021-AC5324, 2.23%, 09/15/2032	686,024	713,259
Pool 2016-40, 2.25%, 03/16/2050	4,571,444	4,696,668
Pool 2012-111 AB, 2.25%, 09/16/2052	871,017	881,831
Pool 2019-127, 2.25%, 08/16/2053	473,875	485,562
Pool 2016-175, 2.25%, 09/16/2058	3,187,502	3,258,347
Pool 2020-48, 2.25%, 11/16/2061	2,300,417	2,356,836
Pool 2014-130 CA, 2.30%, 11/16/2042	11,517	11,558
Pool 2017-20, 2.30%, 09/16/2057	1,564,774	1,604,429
Pool 2016-125, 2.30%, 12/16/2057	773,457	793,928
Pool 2017-003, 2.30%, 09/16/2058	2,711,496	2,783,211
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	514,403
Pool 2015-125 AB, 2.35%, 04/16/2047	2,214,134	2,272,467
Pool 2016-26, 2.35%, 11/16/2056	184,342	189,778
Pool 2016-87, 2.35%, 03/16/2058	610,707	628,591
Pool 2020-26 AD, 2.35%, 04/15/2061	3,202,115	3,297,930
Pool 2016-40, 2.40%, 06/16/2049	1,911,161	1,985,777
Pool 2018-16, 2.40%, 03/16/2050	4,979,094	5,120,744
Pool 2017-30, 2.40%, 03/16/2051	2,166,810	2,233,767
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	55,649	56,900
Pool 2017-50, 2.40%, 01/16/2057	4,112,496	4,233,225
Pool 2017-16, 2.40%, 01/16/2058	1,245,072	1,283,525
Pool 2017-29, 2.40%, 01/16/2058	1,591,233	1,640,548
Pool 2016-113, 2.40%, 02/16/2058	992,702	1,021,685
Pool 2018-26, 2.40%, 02/16/2058	2,753,844	2,826,803
Pool 2017-49, 2.40%, 05/16/2058	2,698,823	2,783,466
Pool 2017-41, 2.40%, 07/16/2058	1,713,832	1,767,874
Pool 2020-24 AB, 2.40%, 08/16/2061	1,141,081	1,181,516
Pool 2020-23 AC, 2.45%, 02/16/2062	845,872	873,773
Pool 2014-172, 2.50%, 09/16/2041	28,251	28,246
Pool 2017-169, 2.50%, 10/01/2047	146,728	151,627
Pool 2018-30, 2.50%, 10/16/2048	1,045,136	1,072,600
Pool 2018-47, 2.50%, 01/16/2049	622,111	639,694
Pool 2017-111, 2.50%, 06/16/2051	140,039	143,971
Pool 2015-114 AD, 2.50%, 11/15/2051	1,200,795	1,234,299
Pool 2017-9, 2.50%, 09/16/2056	1,165,848	1,212,098
Pool 2017-157, 2.50%, 10/16/2056	1,145,495	1,184,443
Pool 2017-28, 2.50%, 02/16/2057	3,829,143	3,960,658
Pool 2016-36 A, 2.50%, 03/16/2057	341,543	352,514
Pool 2017-72, 2.50%, 04/16/2057	598,232	617,994
Pool 2016-71, 2.50%, 10/16/2057	2,124,850	2,198,378
Pool 2017-46, 2.50%, 11/16/2057	2,996,144	3,099,141
Pool 2017-64, 2.50%, 11/16/2057	530,804	548,248
Pool 2017-22, 2.50%, 12/16/2057	5,067,767	5,238,255
Pool 2017-47, 2.50%, 08/16/2058	673,847	695,554
Pool 2017-81, 2.50%, 09/16/2058	566,305	585,577
Pool 2017-97, 2.50%, 09/16/2058	325,432	336,573
Pool 2018-3, 2.50%, 10/16/2058	4,399,416	4,550,936

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Pool 2017-154, 2.50%, 12/16/2058	$2,322,443	$2,400,720
Pool 2017-127, 2.50%, 02/16/2059	698,138	721,501
Pool 2017-143, 2.50%, 02/16/2059	1,082,911	1,118,607
Pool 2018-75, 2.50%, 04/16/2059	1,577,860	1,631,204
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,037,720	3,137,375
Pool 2018-2, 2.50%, 07/16/2059	620,733	641,605
Pool 2019-141, 2.50%, 08/16/2060	1,220,913	1,267,948
Pool 2020-8 AL, 2.50%, 01/16/2061	455,242	470,894
Pool 2019-107, 2.50%, 02/16/2061	706,888	728,523
Pool 2020-2 AH, 2.50%, 02/16/2061	3,412,711	3,538,430
Pool 2019-147 AE, 2.50%, 06/16/2061	846,238	872,058
Pool 2020-72, 2.50%, 02/16/2062	2,483,969	2,570,784
Pool 2020-10 AC, 2.50%, 04/16/2062	1,821,835	1,882,985
Pool 2016-64, 2.55%, 12/16/2057	1,677,977	1,737,228
Pool 2019-124, 2.55%, 09/16/2060	528,160	546,860
Pool 2017-7, 2.56%, 12/16/2058 (c)	3,014,442	3,080,848
Pool 2018-74 AG, 2.60%, 12/16/2050	1,941,515	1,997,734
Pool 2017-106, 2.60%, 04/16/2051	390,806	405,655
Pool 2015-101 AE, 2.60%, 03/16/2052	527,403	546,834
Pool 2018-85, 2.60%, 01/16/2053	351,215	360,044
Pool 2015-128 AJ, 2.60%, 11/16/2055	3,008,665	3,128,824
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	3,519,797	3,654,712
Pool 2018-69, 2.60%, 03/16/2056	2,194,431	2,257,608
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	564,216	585,850
Pool 2016-24, 2.60%, 12/16/2056	360,396	374,005
Pool 2016-41, 2.60%, 06/16/2057	223,155	231,548
Pool 2017-90, 2.60%, 07/16/2057	560,754	581,925
Pool 2017-62, 2.60%, 11/16/2057	1,199,875	1,244,696
Pool 2017-92, 2.60%, 06/16/2058	1,752,294	1,816,343
Pool 2018-16, 2.60%, 06/16/2058	3,159,061	3,278,517
Pool 2017-74, 2.60%, 09/16/2058	3,994,719	4,147,981
Pool 2018-28, 2.60%, 09/16/2058	4,000,579	4,151,214
Pool 2017-108, 2.60%, 10/16/2058	485,421	503,981
Pool 2017-135, 2.60%, 10/16/2058	2,638,607	2,739,090
Pool 2017-70, 2.60%, 10/16/2058	365,390	379,382
Pool 2017-102, 2.60%, 12/16/2058 (c)	1,218,032	1,263,324
Pool 2017-124, 2.60%, 12/16/2058	1,202,671	1,248,511
Pool 2017-131, 2.60%, 12/16/2058 (c)	1,241,992	1,288,364
Pool 2018-9, 2.60%, 12/16/2058	1,614,139	1,668,921
Pool 2017-105, 2.60%, 01/16/2059	557,418	578,788
Pool 2017-143, 2.60%, 01/16/2059	1,526,126	1,583,786
Pool 2017-94, 2.60%, 02/16/2059	271,099	281,489
Pool 2017-169, 2.60%, 04/16/2059 (c)	4,405,210	4,540,088
Pool 2017-185, 2.60%, 04/16/2059 (c)	237,485	246,787
Pool 2017-126, 2.60%, 05/16/2059	119,410	123,984
Pool 2017-152, 2.60%, 05/16/2059	588,153	610,682
Pool 2017-61, 2.60%, 05/16/2059	1,131,206	1,174,588
Pool 2018-41 AD, 2.60%, 06/16/2059	1,622,951	1,680,279
Pool 2018-35, 2.60%, 09/16/2059	3,676,056	3,815,833
Pool 2019-88, 2.60%, 12/16/2059	944,089	979,177
Pool 2017-190, 2.60%, 03/16/2060	1,935,676	2,008,989
Pool 2019-147, 2.60%, 09/16/2060	199,896	207,565
Pool 2019-130, 2.60%, 11/16/2061	706,445	733,541

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 2021-591746, 2.63%, 06/15/2048	$746,656	$774,806
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	151,181	156,527
Pool 2015-86 AC, 2.65%, 03/16/2050	1,926,094	1,996,551
Pool 2015-171 EA, 2.65%, 12/16/2052	52,246	54,270
Pool 2016-178, 2.65%, 08/16/2058	4,925,566	5,119,258
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	468,450	487,036
Pool 2018-25, 2.70%, 02/16/2058	8,291,915	8,627,687
Pool 2018-60, 2.70%, 12/16/2058	1,483,467	1,540,012
Pool 2017-159, 2.70%, 01/16/2059	640,932	666,270
Pool 2018-43, 2.70%, 10/16/2059	1,304,786	1,355,186
Pool 2021-AC3668, 2.73%, 04/15/2043	1,826,754	1,892,138
Pool 2018-132 AH, 2.75%, 06/16/2046	67,723	68,390
Pool 2018-62, 2.75%, 05/16/2051	1,275,558	1,323,865
Pool 2016-39, 2.75%, 01/16/2056	1,934,795	2,016,172
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	1,212,193	1,261,579
Pool 2017-54, 2.75%, 09/16/2057	851,061	887,012
Pool 2019-81 AC, 2.75%, 08/16/2060	142,681	148,233
Pool 2019-146, 2.75%, 07/16/2061 (c)	1,202,630	1,254,365
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	1,499,842	1,564,464
Pool 2014-89 AB, 2.80%, 05/16/2054	6,073	6,071
Pool 2014-186 AH, 2.80%, 08/16/2054	237,516	247,504
Pool 2014-164 AN, 2.80%, 03/16/2055 (c)	1,185,225	1,249,987
Pool 2015-140 AC, 2.80%, 11/16/2056	1,157,815	1,206,987
Pool 2015-150 AE, 2.80%, 01/16/2057	70,136	72,324
Pool 2018-56, 2.80%, 04/16/2058	4,017,910	4,180,150
Pool 2019-50, 2.80%, 06/16/2059	1,214,456	1,240,188
Pool 2021-BX1555, 2.80%, 06/15/2062 (g)	9,392,000	9,565,872
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	108,658	113,558
Pool 2018-82, 2.85%, 12/16/2051	1,762,962	1,810,075
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	167,387	173,175
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	919,432	953,974
Pool 2019-53 AE, 2.90%, 03/16/2048	204,814	205,887
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	563,784	589,109
Pool 2021-AV9479, 2.90%, 10/15/2051	7,987,567	8,236,098
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	546,657
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	973,389	1,016,164
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	477,351	491,817
Pool 2018-110, 2.90%, 09/16/2059	320,867	335,329
Pool 2017-40, 2.92%, 05/16/2050 (c)	863,829	904,173
Pool 2019-94 AG, 2.95%, 07/16/2060	1,281,665	1,341,036
Pool 2021-AD6658, 2.97%, 01/15/2036	1,203,905	1,253,870
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	2,056,921
Pool 2018-73, 3.00%, 04/16/2049	329,668	342,852
Pool 2018-96, 3.00%, 09/16/2049	798,794	830,862
Pool 2018-62, 3.00%, 05/16/2050	315,252	329,868
Pool 2018-98, 3.00%, 10/16/2050	313,147	325,853
Pool 2019-53, 3.00%, 06/16/2051	175,548	178,990
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,558,330
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	400,000	420,587
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	721,093	748,221
Pool 2018-88, 3.00%, 02/16/2058	1,515,247	1,592,758
Pool 2018-43, 3.00%, 12/16/2058	301,456	314,958
Pool 2019-63, 3.00%, 02/16/2060	474,431	495,356

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Pool 2019-47, 3.00%, 05/16/2060	$262,635	$275,907
Pool 2019-66, 3.00%, 05/16/2060	49,162	51,400
Pool 2019-75 AC, 3.00%, 05/16/2060	1,652,559	1,729,016
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	519,478
Pool 2021-AS2544, 3.10%, 04/15/2042	757,108	811,938
Pool 2021-AK8205, 3.10%, 09/15/2055	2,221,849	2,311,983
Pool 2018-85, 3.10%, 07/16/2057 (c)	1,294,994	1,359,654
Pool 2019-39, 3.10%, 05/16/2059	259,924	264,124
Pool 2019-64, 3.10%, 01/16/2060	1,125,424	1,182,628
Pool 2019-105 A, 3.10%, 05/16/2061	50,974	53,736
Pool 2019-19, 3.15%, 04/16/2050	43,114	44,227
Pool 2018-136 AE, 3.15%, 09/16/2058	2,849,115	2,997,023
Pool 2019-32, 3.15%, 12/16/2059	1,216,302	1,250,550
Pool 2019-28, 3.15%, 06/16/2060	1,317,223	1,359,444
Pool 2019-80 AB, 3.15%, 11/16/2060	69,651	73,633
Pool 2018-99, 3.20%, 01/16/2052	173,705	179,129
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	1,027,297
Pool 2018-114, 3.20%, 08/16/2058	299,243	309,624
Pool 2021-AK7840, 3.25%, 03/15/2050	902,003	966,719
Pool GNR 2019-26, 3.25%, 01/16/2060	918,100	957,873
Pool GNR 2019-8, 3.25%, 01/16/2060	108,837	113,811
Pool 2019-37, 3.25%, 02/16/2060	1,900,692	1,987,653
Pool 2018-165 AB, 3.25%, 09/16/2060	2,839,000	2,960,037
Pool 2014-155 DC, 3.37%, 06/16/2047 (c)	900,000	945,351
Pool 2015-19 AF, 3.38%, 01/16/2057 (c)	114,329	122,160
Pool 2021-AT8470, 3.40%, 10/15/2051	1,790,963	1,953,194
Pool 2021-AN9543, 3.45%, 11/15/2050	1,615,332	1,755,174
Pool 2014-61 A, 3.48%, 02/16/2054 (c)	1,139,261	1,204,607
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	4,014,058
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	531,079
Pool 2021-AD8950, 3.51%, 09/15/2048	1,993,328	2,107,951
Pool 2021-AM0526, 3.51%, 05/15/2050	1,049,798	1,137,834
Pool 2021-AH5339, 3.55%, 12/15/2050	1,236,214	1,347,389
Pool 2021-AC6851, 3.62%, 08/15/2048	879,875	931,771
Pool 2021-AC6853, 3.62%, 08/15/2048	879,875	931,771
Pool 2021-661707, 3.75%, 12/15/2054	842,395	911,954
Pool 2021-AG7484, 3.83%, 03/15/2049	446,369	478,031
Pool 2021-AO6152, 3.94%, 01/15/2045	1,875,084	2,045,394
Pool 2021-AH7386, 4.00%, 11/15/2053	1,859,379	2,029,007
Pool 2021-768250, 4.01%, 08/15/2052	2,330,867	2,445,468
Pool 2021-749575, 4.25%, 11/15/2046	1,839,641	1,877,793
Pool 2021-AH1338, 4.61%, 06/15/2055	472,112	531,559
Pool 2021-712102, 5.15%, 11/15/2032	379,155	379,100
Pool 2021-699710, 5.43%, 07/15/2044	340,207	340,123
Pool 2021-637911, 6.00%, 07/15/2035	320,471	320,856
Pool 2021-636413, 6.25%, 04/15/2036	566,267	566,946
		393,392,042
GNMA Single Family - 0.90%
Pool G2 BV1487, 2.50%, 08/20/2050	966,942	1,002,690
Pool AD1699, 3.00%, 02/15/2043	77,100	81,303
Pool AV5053, 3.00%, 10/20/2046	427,556	449,222
Pool G2 AX5461, 3.00%, 12/20/2046	1,051,763	1,106,078
Pool G2 AX5544, 3.00%, 01/20/2047	231,303	241,617

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool G2 BV1491, 3.00%, 08/20/2050	$1,318,557	$1,382,205
Pool 779354, 3.50%, 06/15/2042	8,000	8,512
Pool AX5545, 3.50%, 01/20/2047	1,096,994	1,160,757
Pool BC5351, 3.50%, 09/20/2047	948,924	1,007,991
Pool BD9036, 3.50%, 11/20/2047	1,157,920	1,223,578
Pool 737576, 4.00%, 11/15/2040	19,054	20,536
Pool 737712, 4.00%, 12/15/2040	161,600	176,925
Pool 757173, 4.00%, 12/20/2040	199,077	213,758
Pool 737837, 4.00%, 01/15/2041	420,284	460,125
Pool 759104, 4.00%, 01/15/2041	227,660	244,164
Pool 2759436, 4.00%, 01/20/2041	106,551	114,826
Pool 2759466, 4.00%, 01/20/2041	279,107	298,537
Pool 759191, 4.00%, 02/15/2041	248,555	266,535
Pool 2759301, 4.00%, 02/20/2041	316,837	342,727
Pool 2763042, 4.00%, 04/20/2041	68,781	73,169
Pool 738629, 4.00%, 08/15/2041	409,215	452,693
Pool 738630, 4.00%, 08/15/2041	302,193	333,133
Pool 770515, 4.00%, 08/15/2041	452,031	488,679
Pool 738735, 4.00%, 09/15/2041	134,674	148,633
Pool 738954, 4.00%, 11/15/2041	53,602	57,288
Pool 778766, 4.00%, 01/15/2042	425,775	462,986
Pool 778847, 4.00%, 02/15/2042	57,524	61,457
Pool AF3781, 4.00%, 09/15/2043	424,279	456,758
Pool AG8734, 4.00%, 12/15/2043	177,618	191,891
Pool BH0074, 4.00%, 06/20/2048	1,479,965	1,593,166
Pool BI3170, 4.00%, 07/20/2048	444,630	475,481
Pool G2 BJ6735, 4.00%, 10/20/2048	233,195	247,677
Pool 717198, 4.50%, 06/15/2039	167,441	185,980
Pool 714594, 4.50%, 07/15/2039	139,999	155,999
Pool 720208, 4.50%, 07/15/2039	160,952	178,602
Pool 726402, 4.50%, 10/15/2039	33,163	36,776
Pool 728954, 4.50%, 12/15/2039	209,240	232,158
Pool 729017, 4.50%, 01/15/2040	230,044	255,541
Pool 737051, 4.50%, 03/15/2040	149,557	166,061
Pool 737222, 4.50%, 05/15/2040	127,052	140,872
Pool 698160, 4.50%, 07/15/2040	137,934	152,987
Pool 748456, 4.50%, 08/15/2040	203,336	225,695
Pool 738152, 4.50%, 04/15/2041	413,031	463,641
Pool 738267, 4.50%, 05/15/2041	285,019	316,622
Pool 763543, 4.50%, 05/15/2041	83,525	92,709
Pool 738397, 4.50%, 06/15/2041	423,274	474,661
Pool 770396, 4.50%, 06/15/2041	156,100	173,032
Pool 2783417, 4.50%, 08/20/2041	2,507,820	2,771,808
Pool BH0075, 4.50%, 06/20/2048	555,958	598,898
Pool BK9581, 4.50%, 02/20/2049	343,623	369,061
Pool 688624, 5.00%, 05/15/2038	123,955	139,881
Pool 411105, 5.00%, 01/15/2039	26,003	29,355
Pool 439079, 5.00%, 02/15/2039	120,103	136,729
Pool 646728, 5.00%, 03/15/2039	76,716	86,531
Pool 646750, 5.00%, 04/15/2039	62,331	70,371
Pool 646777, 5.00%, 05/15/2039	36,389	41,070
Pool 720288, 5.00%, 08/15/2039	92,020	103,874
Pool 722944, 5.00%, 08/15/2039	58,328	65,843

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Pool 723006, 5.00%, 10/15/2039	$264,503	$298,541
Pool 726403, 5.00%, 10/15/2039	25,094	28,302
Pool 737055, 5.00%, 03/15/2040	193,523	218,382
Pool 658393, 5.00%, 06/15/2040	187,734	211,950
Pool 2783418, 5.00%, 06/20/2040	1,760,401	1,897,674
Pool 684677, 5.50%, 03/15/2038	108,255	120,630
Pool 684802, 5.50%, 04/15/2038	98,362	109,591
Pool 2688636, 5.50%, 05/20/2038	221,554	244,998
Pool 690974, 5.50%, 06/15/2038	41,721	46,473
Pool 2409120, 5.50%, 07/20/2038	133,064	146,977
Pool 2700671, 5.50%, 10/20/2038	71,714	79,254
Pool 411116, 5.50%, 01/15/2039	152,348	169,881
Pool 2684988, 6.00%, 03/20/2038	90,998	100,786
Pool 688626, 6.00%, 05/15/2038	108,783	122,068
Pool 2693900, 6.00%, 07/20/2038	137,317	152,205
Pool 696513, 6.00%, 08/15/2038	35,084	39,368
Pool 2696843, 6.00%, 08/20/2038	56,140	62,176
Pool 699255, 6.00%, 09/15/2038	155,847	174,856
Pool 2698997, 6.00%, 09/20/2038	108,268	119,920
Pool 705999, 6.00%, 01/15/2039	89,733	100,665
Pool 2696844, 6.50%, 08/20/2038	164,586	189,735
Pool 2706408, 6.50%, 01/20/2039	40,747	41,451
Pool 530199, 7.00%, 03/20/2031	41,826	42,610
		27,228,347
HUD - 0.02%
Pool 0620, 5.77%, 08/01/2026	649,000	654,834

Small Business Administration - 1.02%
Pool 507253, 0.50%, (Prime Rate by Country-2.750%), 05/25/2030	31,686	31,764
Pool 508206, 0.60%, (Prime Rate by Country-2.650%), 09/25/2032	14,635	14,680
Pool 508298, 0.60%, (Prime Rate by Country-2.650%), 01/25/2033	185,835	186,399
Pool 508506, 0.63%, (Prime Rate by Country-2.625%), 06/25/2033	117,801	118,161
Pool 508716, 0.82%, (Prime Rate by Country-2.430%), 06/25/2034	55,557	55,380
Pool Gentleden, 1.20%, 04/10/2023 (c)	74,243	73,877
Pool American, 1.25%, 08/30/2022 (c)	612,818	628,052
Pool Cleburne, 1.25%, 08/30/2022 (c)	436,926	447,981
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	15,146	15,149
Pool 509347, 1.25%, (Prime Rate by Country-2.000%), 11/25/2022	49,379	48,970
Pool 509392, 1.25%, (Prime Rate by Country-2.000%), 07/25/2023	253,746	251,706
Pool 509409, 1.25%, (Prime Rate by Country-2.000%), 09/25/2023	124,438	123,775
Pool 509596, 1.25%, (Prime Rate by Country-2.000%), 11/25/2024	98,637	97,790
Pool 509670, 1.25%, (Prime Rate by Country-2.000%), 04/25/2025	197,013	195,794
Pool 509678, 1.25%, (Prime Rate by Country-2.000%), 05/25/2025	701,362	698,971

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 509748, 1.25%, (Prime Rate by Country-2.000%), 09/25/2025	$936,548	$930,906
Pool 509133, 1.25%, (Prime Rate by Country-2.000%), 09/25/2036	260,366	257,763
Pool 509348, 1.25%, (Prime Rate by Country-2.000%), 02/25/2038	302,317	296,336
Pool 509350, 1.25%, (Prime Rate by Country-2.000%), 03/25/2038	166,561	163,063
Pool 509391, 1.25%, (Prime Rate by Country-2.000%), 06/25/2038	344,576	341,047
Pool 509417, 1.25%, (Prime Rate by Country-2.000%), 10/25/2038	305,572	299,984
Pool 509460, 1.25%, (Prime Rate by Country-2.000%), 01/25/2039	610,577	602,365
Pool 509491, 1.25%, (Prime Rate by Country-2.000%), 02/25/2039	566,277	554,257
Pool 509541, 1.25%, (Prime Rate by Country-2.000%), 08/25/2039	187,662	181,273
Pool 509573, 1.25%, (Prime Rate by Country-2.000%), 09/25/2039	1,532,879	1,557,383
Pool 509575, 1.25%, (Prime Rate by Country-2.000%), 10/25/2039	1,123,920	1,149,844
Pool 509661, 1.25%, (Prime Rate by Country-2.000%), 03/25/2040	1,843,172	1,872,932
Pool 509688, 1.25%, (Prime Rate by Country-2.000%), 08/25/2040	2,223,763	2,260,126
Pool 509735, 1.25%, (Prime Rate by Country-2.000%), 09/25/2040	1,123,528	1,127,668
Pool 509760, 1.25%, (Prime Rate by Country-2.000%), 11/25/2040	1,500,632	1,535,250
Pool Chicago Taxi Parts, 1.48%, 04/29/2034 (c)	231,916	237,255
Pool 509977, 1.65%, (Prime Rate by Country-1.600%), 03/25/2042	215,986	221,887
Pool 510004, 2.00%, (Prime Rate by Country-1.250%), 05/25/2042	339,072	347,725
Pool 3046316007, 2.05%, 12/03/2032 (c)	180,379	180,664
Pool 509793, 2.11%, (Prime Rate by Country-1.144%), 01/25/2041	1,402,257	1,434,173
Pool 510051, 2.50%, (Prime Rate by Country-0.750%), 07/25/2042	284,057	298,952
Pool 509010, 2.58%, (Prime Rate by Country-0.675%), 01/25/2036	60,754	61,852
Pool Premie, 2.95%, 08/29/2038 (c)	632,025	687,744
Pool 522124, 3.04%, (Prime Rate by Country-0.180%), 02/25/2040	355,322	371,039
Pool 510047, 3.08%, (Prime Rate by Country-0.171%), 09/25/2042	673,178	722,033
Pool 509900, 3.15%, (Prime Rate by Country-0.098%), 03/25/2042	1,800,911	1,916,041
Pool Animal, 3.19%, 06/04/2023 (c)	102,404	106,983
Pool Econolodge, 3.43%, 09/11/2037 (c)	744,836	816,022
Pool 522305, 3.44%, (Prime Rate by Country+0.182%), 11/25/2028	243,703	253,869
Pool 509967, 3.65%, (Prime Rate by Country+0.402%), 03/25/2032	154,205	163,520
Pool 521967, 3.79%, (Prime Rate by Country+0.537%), 06/25/2038	663,844	702,311

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Pool 521984, 3.82%, (Prime Rate by Country+0.578%), 10/25/2038	$148,111	$157,624
Pool 522053, 3.83%, (Prime Rate by Country+0.577%), 05/25/2026	87,964	90,089
Pool 509647, 3.86%, (Prime Rate by Country+0.605%), 12/25/2026	122,109	125,750
Pool 522440, 3.89%, (Prime Rate by Country+0.575%), 07/25/2029	329,764	349,748
Pool 522194, 3.95%, (Prime Rate by Country+0.624%), 09/25/2040	129,446	140,438
Pool 522317, 4.07%, (Prime Rate by Country+0.963%), 03/25/2029	288,691	311,883
Pool 522371, 4.07%, (Prime Rate by Country+0.789%), 10/25/2029	109,221	116,046
Pool 522125, 4.08%, (Prime Rate by Country+0.842%), 10/25/2026	109,214	112,827
Pool 521919, 4.08%, (Prime Rate by Country+0.807%), 12/25/2037	75,012	79,797
Pool 510056, 4.08%, (Prime Rate by Country+0.829%), 08/25/2042	185,651	206,146
Pool 522423, 4.09%, (Prime Rate by Country+0.785%), 12/25/2028	411,136	435,591
Pool 521884, 4.11%, (Prime Rate by Country+0.772%), 08/25/2037	150,930	159,576
Pool 522268, 4.12%, (Prime Rate by Country+0.916%), 01/25/2029	839,299	882,628
Pool 522328, 4.12%, (Prime Rate by Country+0.917%), 05/25/2029	30,095	32,512
Pool 522158, 4.13%, (Prime Rate by Country+0.879%), 01/25/2027	324,711	337,655
Pool Schatz, 4.15%, 10/04/2023 (c)	10,740	11,633
Pool 521860, 4.15%, (Prime Rate by Country+0.913%), 03/25/2037	188,321	198,495
Pool 521970, 4.16%, (Prime Rate by Country+0.913%), 07/25/2038	309,756	334,728
Pool 522029, 4.17%, (Prime Rate by Country+0.947%), 02/25/2039	23,017	24,623
Pool 522020, 4.23%, (Prime Rate by Country+0.975%), 02/25/2026	80,669	83,233
Pool 522387, 4.26%, (Prime Rate by Country+0.967%), 01/25/2030	172,480	184,559
Pool 522156, 4.27%, (Prime Rate by Country+0.983%), 05/25/2040	255,472	275,393
Pool 522282, 4.39%, (Prime Rate by Country+1.136%), 09/25/2028	153,660	162,380
Pool 522327, 4.46%, (Prime Rate by Country+1.192%), 05/25/2029	548,458	591,154
Pool 522150, 4.48%, (Prime Rate by Country+1.205%), 02/25/2026	20,512	21,216
Pool Knights Inn, 4.61%, 08/27/2035	599,727	664,568
Pool Valeri, 4.68%, 11/15/2023 (c)	22,455	24,479
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	19,898	21,139
Pool 7530434005, 5.27%, 06/29/2024	19,873	21,155
		30,797,781
Small Business Administration Participation Certificates - 0.18%
2020-10D, 0.81%, 07/01/2030	4,316,448	4,288,339

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
2012-10C, 1.24%, 05/01/2022	$26,816	$27,002
2015-20C, 2.72%, 03/01/2035	49,729	52,261
2012-20A, 2.76%, 01/01/2032	20,440	21,209
2016-20L, 2.81%, 12/01/2036	341,597	366,095
2010-20K, 3.25%, 11/01/2030	8,875	9,461
2013-20I, 3.62%, 09/01/2033	573,889	620,557
2010-20E, 4.11%, 05/01/2030	89,699	97,625
2008-20C, 5.49%, 03/01/2028	6,408	7,041
2008-20E, 5.49%,05/01/2028	17,231	18,987
		5,508,577
Small Business Investment Company - 0.49%
2016-10B, 2.05%, 09/10/2026	10,161,133	10,549,476
2013-10A, 2.35%, 03/10/2023	182,765	187,132
2015-10B, 2.83%, 09/10/2025	398,038	415,508
2014-10B, 3.02%, 09/10/2024	837,828	865,673
2014-10A, 3.19%,03/10/2024	2,812,288	2,897,887
		14,915,676
USDA Loan - 0.55%
Pool Ryze, 5.25%, 06/25/2038	13,988,205	16,149,942
Pool Highland, 5.28%, 07/14/2024	410,592	438,593
		16,588,535
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,797,304,072)		1,826,237,400

MUNICIPAL BONDS - 13.96%
Arkansas - 0.00%
Arkansas State Development Finance Authority, Ser A, RB
Callable 07/06/2021 @ 100
3.075%, 11/01/2023	85,000	85,079

California - 2.56%
Alameda County, Ser A, GO
4.000%, 08/01/2023	2,545,000	2,747,572
California State Health Facilities Financing Authority, RB
1.168%, 06/01/2026	1,660,000	1,664,476
0.952%, 06/01/2025	3,215,000	3,234,495
California State Health Facilities Financing Authority, Ser A, RB
2.211%, 06/01/2025	765,000	807,456
1.970%, 06/01/2023	570,000	588,438
California State Health Facilities Financing Authority, Ser A, RB
Callable 06/01/2029 @ 100
2.704%, 06/01/2030	2,460,000	2,585,263
California State Housing Finance Agency, Ser A, RB
Callable 08/01/2025 @ 100
2.794%, 08/01/2036	2,545,000	2,615,405
California State Municipal Finance Authority, RB
1.605%, 11/01/2023	2,000,000	2,031,069
1.486%, 11/01/2022	2,000,000	2,022,996

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Los Angeles City, Ser A, GO
2.500%, 09/01/2022	$3,945,000	$4,053,942
Los Angeles City, Ser A, GO
Callable 09/01/2028 @ 100
3.690%, 09/01/2029	555,000	629,749
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
2.750%, 09/01/2022	500,000	515,045
2.500%, 09/01/2021	415,000	417,332
Los Angeles County Redevelopment Refunding Authority, Ser B, TA
Callable 09/01/2026 @ 100
3.750%, 09/01/2031	605,000	668,136
3.500%, 09/01/2027	250,000	278,358
Oakland City, Ser B2, GO
2.110%, 01/15/2030	945,000	926,225
1.830%, 01/15/2027	1,000,000	1,006,247
1.630%, 01/15/2025	780,000	801,494
1.550%, 01/15/2023	615,000	625,673
Oakland City, Ser A-2, GO
3.000%, 01/15/2025	2,960,000	3,210,068
Sacramento Area Flood Control Agency, RB
2.699%, 10/01/2022	760,000	784,312
San Francisco City & County, GO
2.623%, 06/15/2022	200,000	205,004
2.546%, 06/15/2021	380,000	380,332
San Francisco City & County, Ser A-SOCIAL, GO
0.396%, 06/15/2024	3,095,000	3,097,684
0.193%, 06/15/2023	2,865,000	2,864,649
0.143%, 06/15/2022	1,690,000	1,690,498
0.093%, 06/15/2021	26,405,000	26,404,997
San Francisco City & County, Ser C, GO
1.805%, 06/15/2030	400,000	392,085
1.705%, 06/15/2029	410,000	403,905
1.555%, 06/15/2028	250,000	246,887
1.324%, 06/15/2027	450,000	445,829
1.104%, 06/15/2026	245,000	243,919
0.766%, 06/15/2025	90,000	89,553
San Francisco City & County Affordable Housing, Ser D, GO
3.500%, 06/15/2023	1,470,000	1,560,180
San Francisco City & County Community Facilities District, Ser B, RB
2.250%, 09/01/2021	175,000	175,696
San Francisco City & County Public Utilities Commission, Ser C, RB
2.400%, 11/01/2022	500,000	515,325
2.150%, 11/01/2021	500,000	504,125
San Francisco City & County Redevelopment Agency, Sub-Ser D, TA
2.375%, 08/01/2022	2,500,000	2,556,887
San Francisco City & County Redevelopment Agency, TA
3.633%, 08/01/2026	575,000	628,045

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
San Francisco City & County Redevelopment Agency, Sub-Ser, TA
3.125%, 08/01/2024	$1,850,000	$1,966,017
Tuolumne Wind Project Authority, Ser B, RB
6.918%, 01/01/2034	800,000	1,046,279
		77,631,647
Colorado - 0.32%
Colorado State Housing & Finance Authority, Ser D, RB
3.150%, 11/01/2022	285,000	293,957
Colorado State Housing & Finance Authority, Ser V, RB
3.400%, 11/01/2045	398,081	396,837
Colorado State Housing & Finance Authority, Ser C-1, RB
2.659%, 05/01/2029	380,000	384,252
2.175%, 11/01/2025	150,000	154,339
2.125%, 05/01/2025	175,000	180,587
1.878%, 05/01/2023	115,000	117,302
Colorado State Housing & Finance Authority, Ser I-2, RB
Callable 06/03/2021 @ 100
0.080%, 05/01/2048 (d)	3,650,000	3,650,000
Colorado State Housing & Finance Authority, Ser A, RB
Callable 05/01/2024 @ 100
2.873%, 11/01/2024	55,000	57,471
Colorado State Housing & Finance Authority, Ser A, RB
Callable 11/01/2026 @ 100
3.000%, 08/01/2047	287,111	296,571
Colorado State Housing & Finance Authority, Ser I, RB
Callable 06/01/2028 @ 100
3.850%, 07/01/2057	2,156,750	2,318,949
Colorado State Housing & Finance Authority, Ser C-1, RB
Callable 05/01/2029 @ 100
2.809%, 11/01/2030	305,000	307,884
2.759%, 05/01/2030	285,000	287,736
2.709%, 11/01/2029	325,000	328,115
Denver City & County Housing Authority, RB
Callable 02/01/2024 @ 100
0.839%, 08/01/2024	870,000	873,130
		9,647,130
Connecticut - 0.10%
Connecticut Housing Finance Authority, Ser A-4, RB
Callable 01/15/2022 @ 100
0.300%, 11/15/2022	3,000,000	3,001,628

Delaware - 0.20%
Delaware State Housing Authority, Ser A, RB
Callable 07/01/2028 @ 100
3.480%, 07/01/2048	5,776,521	5,967,666

District of Columbia - 0.13%
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
3.236%, 03/01/2049	2,908,847	2,930,757

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
District of Columbia Housing Finance Agency, Ser A, Cl A, RB
Callable 02/15/2039 @ 100
3.875%, 06/15/2045	$885,060	$915,825
		3,846,582
Florida - 0.28%
Florida State Housing Finance Corp., Ser 1, RB
Callable 07/01/2025 @ 100
3.125%, 07/01/2037	3,634,485	3,744,855
Florida State Housing Finance Corp., Ser A, RB
Callable 07/01/2026 @ 100
2.450%, 01/01/2043	1,427,014	1,477,417
Florida State Housing Finance Corp., Ser B, RB
Callable 07/01/2026 @ 100
2.550%, 01/01/2043	2,501,383	2,565,493
Miami-Dade County Housing Finance Authority, Ser A, RB
Callable 10/01/2025 @ 100
2.875%, 11/01/2038	683,677	700,448
		8,488,213
Georgia - 0.02%
Atlanta Development Authority, RB
2.622%, 12/01/2024	75,000	80,199
Atlanta Urban Residential Finance Authority, Ser A, RB
2.544%, 12/01/2023	390,000	410,310
		490,509
Hawaii - 0.01%
Honolulu City & County, Ser F, GO
2.971%, 09/01/2022	300,000	310,540

Illinois - 0.56%
Illinois State Housing Development Authority, Ser A-1, RB
2.907%, 07/01/2022	155,000	156,863
2.765%, 01/01/2022	700,000	703,451
2.615%, 07/01/2021	440,000	440,678
Illinois State Housing Development Authority, Ser A, RB
3.265%, 07/01/2022	310,000	318,113
3.049%, 07/01/2021	340,000	340,642
Illinois State Housing Development Authority, Ser A, RB
2.625%, 03/01/2048	1,737,225	1,790,844
Illinois State Housing Development Authority, Ser 2017-B, Cl 1, RB
3.200%, 12/01/2043	975,606	941,015
Illinois State Housing Development Authority, Sub-Ser, RB
Callable 06/03/2021 @ 100
0.040%, 02/01/2038 (d)	10,775,000	10,775,000
Illinois State Housing Development Authority, Ser A, RB
Callable 08/01/2025 @ 100
4.000%, 02/01/2034	1,475,000	1,547,585
		17,014,191

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Iowa - 0.11%
Des Moines Area Community College, Ser A, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	$690,000	$709,818
2.050%, 06/01/2024	845,000	870,154
Des Moines Area Community College, Ser B, GO
Callable 06/01/2023 @ 100
2.250%, 06/01/2025	235,000	241,750
2.050%, 06/01/2024	575,000	592,117
Hawkeye Community College, Ser 1, GO
Callable 07/06/2021 @ 100
2.600%, 06/01/2022	245,000	245,445
Iowa State Finance Authority, RB
Callable 01/01/2022 @ 100
2.300%, 09/01/2040	773,650	780,449
		3,439,733
Kentucky - 0.28%
Kentucky State Housing Corp., Ser B, RB
3.178%, 07/01/2023	25,000	26,126
2.928%, 07/01/2022	335,000	342,775
2.878%, 01/01/2022	300,000	303,775
Kentucky State Housing Corp., Ser A, RB
Callable 07/06/2021 @ 100
4.268%, 01/01/2028	3,000,000	3,015,086
4.250%, 07/01/2033	355,000	355,894
Kentucky State Housing Corp., Ser B, RB
Callable 07/01/2024 @ 100
3.378%, 01/01/2025	165,000	175,241
Kentucky State Housing Corp., Ser A, RB
Callable 07/01/2025 @ 100
3.860%, 01/01/2034	130,000	134,643
3.500%, 01/01/2040	1,340,000	1,404,860
3.499%, 07/01/2031	750,000	774,321
Kentucky State Housing Corp., Ser B, RB
Callable 01/01/2026 @ 100
4.000%, 07/01/2037	1,865,000	1,985,125
		8,517,846
Louisiana - 0.05%
Louisiana State Housing Corp., RB
Callable 09/01/2024 @ 100
2.100%, 12/01/2038	1,500,549	1,535,621

Maryland - 0.19%
Maryland State Community Development Administration, Ser E, RB
3.346%, 03/01/2023	705,000	737,347
Maryland State Community Development Administration, Ser A, RB
Callable 03/01/2022 @ 100
4.000%, 09/01/2025	1,040,000	1,046,357

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Maryland State Community Development Administration, Ser E, RB
Callable 03/01/2024 @ 100
2.857%, 09/01/2040	$200,000	$203,553
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2025 @ 100
3.500%, 09/01/2047	1,910,000	1,986,083
Maryland State Community Development Administration, Ser A, RB
Callable 09/01/2026 @ 100
4.416%, 09/01/2037	335,000	361,724
Maryland State Community Development Administration, RB
Callable 10/01/2028 @ 100
3.950%, 11/01/2058	1,229,131	1,316,621
Montgomery County, RB
Callable 07/06/2021 @ 100
4.600%, 05/01/2026	200,000	200,492
		5,852,177
Massachusetts - 0.55%
Massachusetts State Housing Finance Agency, RB
4.500%, 04/15/2054	3,248,998	3,376,648
3.450%, 12/01/2023	190,000	202,158
3.400%, 06/01/2023	180,000	189,499
3.350%, 12/01/2022	95,000	98,863
3.300%, 06/01/2022	180,000	184,967
3.220%, 12/01/2021	215,000	217,999
Massachusetts State Housing Finance Agency, Ser E, RB
3.000%, 12/01/2025	250,000	265,181
2.950%, 06/01/2025	250,000	265,037
2.900%, 12/01/2024	250,000	264,377
2.800%, 06/01/2024	275,000	289,252
2.650%, 12/01/2023	250,000	260,877
2.550%, 06/01/2023	355,000	367,691
2.450%, 12/01/2022	250,000	256,819
2.250%, 12/01/2021	250,000	252,271
Massachusetts State Housing Finance Agency, RB
3.350%, 12/01/2023	430,000	459,769
3.300%, 06/01/2023	225,000	237,581
3.250%, 12/01/2022	240,000	250,321
3.200%, 06/01/2022	300,000	308,589
3.050%, 12/01/2021	420,000	425,821
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 12/01/2022 @ 100
4.711%, 12/01/2037	290,000	292,975
Massachusetts State Housing Finance Agency, Ser C, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2055	2,600,000	2,717,881
4.750%, 12/01/2045	2,870,000	2,979,856
4.550%, 12/01/2035	410,000	429,024

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Massachusetts State Housing Finance Agency, Ser E, RB
Callable 12/01/2025 @ 100
3.150%, 06/01/2027	$250,000	$261,879
Massachusetts State Housing Finance Agency, Ser B, RB
Callable 06/01/2026 @ 100
3.850%, 12/01/2028	65,000	66,292
Massachusetts State Housing Finance Agency, RB
Callable 12/01/2028 @ 100
3.800%, 06/01/2035	775,000	801,297
3.530%, 12/01/2029	660,000	692,867
3.450%, 06/01/2029	300,000	315,128
		16,730,919
Michigan - 0.17%
Michigan State Housing Development Authority, Ser B, RB
3.627%, 10/01/2023	450,000	479,419
3.527%, 04/01/2023	465,000	489,123
3.376%, 10/01/2022	385,000	399,045
3.276%, 04/01/2022	450,000	460,200
3.126%, 10/01/2021	445,000	448,897
1.670%, 12/01/2024	160,000	163,979
1.620%, 06/01/2024	165,000	169,052
1.398%, 12/01/2023	150,000	152,757
1.298%, 06/01/2023	100,000	101,517
1.196%, 12/01/2022	100,000	101,161
1.096%, 06/01/2022	100,000	100,770
1.046%, 12/01/2021	100,000	100,391
0.946%, 06/01/2021	125,000	125,000
Michigan State Housing Development Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.327%, 10/01/2029	335,000	356,473
Michigan State Housing Development Authority, Ser B, RB
Callable 10/01/2025 @ 100
3.736%, 10/01/2033	1,330,000	1,392,464
		5,040,248
Minnesota - 0.05%
Minnesota State Housing Finance Agency, Ser C, RB
3.042%, 01/01/2024	355,000	365,080
2.992%, 07/01/2023	110,000	114,745
2.942%, 01/01/2023	215,000	222,295
2.897%, 07/01/2022	190,000	194,533
2.847%, 01/01/2022	195,000	197,522
Minnesota State Housing Finance Agency, Ser N, RB
Callable 07/06/2021 @ 100
5.760%, 01/01/2037	10,000	10,032
Minnesota State Housing Finance Agency, Ser D, RB
Callable 07/01/2025 @ 100
2.730%, 08/01/2046	242,502	248,548

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Minnesota State Housing Finance Agency, Ser C, RB
Callable 07/01/2025 @ 100
3.800%, 07/01/2031	$50,000	$51,093
		1,403,848
Mississippi - 0.02%
Mississippi State Home Corp., RB
Callable 06/01/2023 @ 100
3.050%, 12/01/2034	704,838	723,859

Nebraska - 0.11%
Nebraska State Investment Finance Authority, Ser B, AMT, RB
Callable 06/03/2021 @ 100
0.050%, 03/01/2048 (d) (e)	3,400,000	3,400,000

New Hampshire - 0.03%
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 07/01/2023 @ 100
3.750%, 07/01/2034	175,000	179,267
New Hampshire State Housing Finance Authority, Ser A, RB
Callable 01/01/2024 @ 100
4.000%, 07/01/2035	190,000	194,712
New Hampshire State Housing Finance Authority, Ser C, RB
Callable 07/01/2027 @ 100
3.209%, 07/01/2039	505,000	528,453
		902,432
New Jersey - 1.02%
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
4.000%, 11/01/2023	475,000	511,118
3.900%, 05/01/2023	460,000	487,555
3.800%, 11/01/2022	450,000	469,932
3.650%, 05/01/2022	430,000	442,459
3.550%, 11/01/2021	425,000	430,431
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
3.600%, 11/01/2025	570,000	628,309
3.550%, 05/01/2025	1,100,000	1,198,277
3.500%, 11/01/2024	535,000	581,155
3.450%, 05/01/2024	1,035,000	1,113,106
3.368%, 11/01/2025	450,000	489,120
3.350%, 05/01/2023	980,000	1,028,482
3.250%, 05/01/2022	200,000	204,806
3.228%, 11/01/2024	360,000	386,516
3.200%, 11/01/2021	415,000	419,513
2.928%, 11/01/2023	365,000	383,420
2.740%, 11/01/2022	300,000	308,820
2.490%, 11/01/2021	430,000	433,416
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
3.566%, 11/01/2021	70,000	70,867

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
3.422%, 05/01/2023	$2,850,000	$3,003,272
3.033%, 05/01/2022	1,000,000	1,024,283
New Jersey State Housing & Mortgage Finance Agency, Ser E, RB
Callable 11/01/2021 @ 100
5.086%, 11/01/2043	4,785,000	4,844,947
4.886%, 11/01/2032	1,435,000	1,453,601
4.566%, 11/01/2027	900,000	912,591
3.716%, 11/01/2022	125,000	126,582
New Jersey State Housing & Mortgage Finance Agency, Ser B, RB
Callable 11/01/2023 @ 100
4.875%, 11/01/2029	2,500,000	2,691,566
4.200%, 11/01/2024	505,000	545,122
4.100%, 05/01/2024	485,000	523,629
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2046	425,000	465,152
4.625%, 11/01/2036	335,000	363,896
New Jersey State Housing & Mortgage Finance Agency, Ser C, RB
Callable 05/01/2026 @ 100
4.968%, 11/01/2051	345,000	378,286
4.868%, 11/01/2047	1,300,000	1,416,230
4.698%, 11/01/2037	500,000	544,512
4.218%, 11/01/2032	1,355,000	1,464,177
3.718%, 11/01/2028	285,000	306,576
3.618%, 11/01/2027	695,000	749,865
3.568%, 11/01/2026	435,000	475,055
		30,876,644
New Mexico - 0.10%
New Mexico State Mortgage Finance Authority, RB
Callable 06/01/2023 @ 100
2.230%, 10/01/2034	420,757	424,673
New Mexico State Mortgage Finance Authority, Ser B, RB
Callable 09/01/2025 @ 100
2.600%, 09/01/2040	2,725,000	2,783,669
		3,208,342
New York - 4.65%
New York City Housing Development Corp., Ser E, RB
2.770%, 11/01/2021	650,000	656,893
New York City Housing Development Corp., RB
2.150%, 02/01/2029	550,000	551,194
2.100%, 08/01/2028	540,000	547,767
2.000%, 02/01/2028	450,000	455,730
1.750%, 08/01/2027	775,000	779,393
1.700%, 02/01/2027	760,000	766,584
1.600%, 08/01/2026	500,000	506,815
1.550%, 02/01/2026	480,000	487,604
1.300%, 08/01/2025	310,000	313,505
1.250%, 02/01/2025	365,000	370,048

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
New York City Housing Development Corp., Ser D, RB
3.467%, 11/01/2023	$995,000	$1,067,925
3.363%, 05/01/2023	2,150,000	2,273,805
3.263%, 11/01/2022	1,500,000	1,563,148
New York City Housing Development Corp., Ser D-1, RB
2.710%, 11/01/2021	1,435,000	1,449,742
New York City Housing Development Corp., RB
3.078%, 08/01/2025	250,000	270,926
3.028%, 02/01/2025	350,000	377,234
2.954%, 08/01/2024	150,000	161,332
2.854%, 02/01/2024	150,000	159,533
2.704%, 08/01/2023	280,000	294,031
2.604%, 02/01/2023	300,000	311,419
2.570%, 08/01/2022	370,000	379,956
2.470%, 02/01/2022	320,000	324,744
New York City Housing Development Corp., Ser B-1, RB
3.464%, 11/01/2025	755,000	832,290
3.364%, 05/01/2025	535,000	585,021
3.290%, 11/01/2024	1,065,000	1,161,785
3.190%, 05/01/2024	535,000	576,684
3.178%, 05/01/2024	1,070,000	1,152,997
3.121%, 05/01/2023	4,000,000	4,211,886
3.028%, 11/01/2023	500,000	531,379
3.021%, 05/01/2022	255,000	261,473
3.021%, 11/01/2022	3,000,000	3,116,059
2.990%, 11/01/2023	270,000	286,699
2.978%, 05/01/2023	1,245,000	1,307,556
2.890%, 05/01/2023	450,000	471,856
2.880%, 11/01/2021	180,000	181,976
2.838%, 11/01/2022	1,000,000	1,036,106
2.810%, 11/01/2022	300,000	310,713
2.738%, 05/01/2022	710,000	726,189
2.710%, 05/01/2022	250,000	255,636
2.638%, 11/01/2021	750,000	757,482
2.560%, 11/01/2021	500,000	504,827
New York City Housing Development Corp., Ser H-1, RB
3.160%, 11/01/2023	1,550,000	1,652,184
3.110%, 05/01/2023	1,525,000	1,605,462
3.050%, 11/01/2022	705,000	732,562
2.950%, 05/01/2022	1,610,000	1,649,823
New York City Housing Development Corp., RB
3.899%, 11/01/2026	3,295,000	3,721,815
3.750%, 11/01/2024	3,050,000	3,365,792
3.453%, 11/01/2022	570,000	595,689
2.468%, 11/01/2024	135,000	143,524
2.368%, 05/01/2024	500,000	527,081
2.316%, 05/01/2023	1,820,000	1,888,484
2.280%, 11/01/2022	3,000,000	3,084,713
2.230%, 05/01/2022	475,000	483,629
2.144%, 11/01/2022	100,000	102,632
2.044%, 05/01/2022	500,000	508,235
1.931%, 11/01/2021	615,000	619,337
1.860%, 05/01/2028	2,110,000	2,113,817

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
1.677%, 11/01/2028	$800,000	$792,456
1.577%, 05/01/2028	500,000	494,967
1.477%, 11/01/2027	300,000	297,460
1.377%, 05/01/2027	200,000	198,876
1.123%, 11/01/2026	250,000	247,577
1.061%, 11/01/2025	2,010,000	2,010,466
1.023%, 05/01/2026	245,000	242,905
0.163%, 11/01/2022	785,000	785,061
0.113%, 05/01/2022	345,000	344,982
New York City Housing Development Corp., Ser L, RB
2.528%, 11/01/2025	735,000	778,339
2.478%, 05/01/2025	745,000	787,277
2.320%, 11/01/2024	1,130,000	1,195,707
2.270%, 05/01/2024	1,260,000	1,324,677
2.120%, 05/01/2023	590,000	609,997
New York City Housing Development Corp., RB
2.361%, 02/01/2028	750,000	776,505
2.233%, 08/01/2027	2,050,000	2,115,829
2.183%, 02/01/2027	1,590,000	1,645,331
2.083%, 02/01/2026	660,000	686,386
1.980%, 08/01/2025	865,000	898,730
1.930%, 02/01/2025	600,000	622,981
New York City Housing Development Corp., Ser F1, RB
2.048%, 05/01/2028	640,000	648,530
1.874%, 11/01/2027	945,000	954,595
1.844%, 05/01/2027	1,450,000	1,470,190
1.744%, 11/01/2026	280,000	285,175
1.694%, 05/01/2026	380,000	387,798
1.448%, 11/01/2025	375,000	380,849
New York City Housing Development Corp., Ser A, Cl A, RB
3.098%, 10/01/2046	7,937,431	8,055,632
New York City Housing Development Corp., Ser I, RB
Callable 11/01/2021 @ 100
3.609%, 11/01/2027	240,000	242,112
New York City Housing Development Corp., Ser E, RB
Callable 11/01/2021 @ 100
3.700%, 11/01/2025	325,000	329,011
New York City Housing Development Corp., Ser H-1, RB
Callable 11/01/2023 @ 100
3.890%, 11/01/2029	995,000	1,044,511
3.310%, 11/01/2024	1,610,000	1,714,532
New York City Housing Development Corp., Ser B-1, RB
Callable 05/01/2024 @ 100
3.328%, 11/01/2025	750,000	798,731
3.278%, 05/01/2025	1,060,000	1,131,509
3.228%, 11/01/2024	725,000	780,023
New York City Housing Development Corp., RB
Callable 08/01/2025 @ 100
3.478%, 08/01/2029	735,000	775,847
3.428%, 02/01/2029	400,000	422,468
3.378%, 08/01/2028	525,000	555,747
3.328%, 02/01/2028	300,000	318,094

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
3.278%, 08/01/2027	$425,000	$452,368
3.228%, 02/01/2027	400,000	426,902
3.178%, 08/01/2026	325,000	349,172
3.128%, 02/01/2026	475,000	512,003
New York City Housing Development Corp., RB
Callable 11/01/2025 @ 100
2.818%, 05/01/2027	1,000,000	1,051,292
2.768%, 11/01/2026	1,000,000	1,058,463
2.618%, 05/01/2026	500,000	527,370
New York City Housing Development Corp., Ser B-1, RB
Callable 02/01/2026 @ 100
3.814%, 11/01/2029	700,000	748,874
3.714%, 11/01/2028	395,000	425,344
3.614%, 11/01/2027	1,110,000	1,203,896
3.564%, 11/01/2026	505,000	554,325
3.514%, 05/01/2026	1,025,000	1,129,207
New York City Housing Development Corp., RB
Callable 02/01/2028 @ 100
2.561%, 02/01/2030	1,000,000	1,019,722
2.511%, 08/01/2029	1,240,000	1,264,813
2.461%, 02/01/2029	2,195,000	2,240,779
2.411%, 08/01/2028	1,000,000	1,032,690
New York City Housing Development Corp., Ser F1, RB
Callable 05/01/2028 @ 100
2.298%, 11/01/2030	770,000	772,006
2.238%, 05/01/2030	770,000	771,230
2.188%, 11/01/2029	455,000	454,251
2.138%, 05/01/2029	1,220,000	1,218,670
2.098%, 11/01/2028	1,225,000	1,238,601
New York City Housing Development Corp., RB
Callable 02/01/2029 @ 100
2.300%, 08/01/2030	885,000	886,101
2.250%, 02/01/2030	865,000	868,883
2.200%, 08/01/2029	850,000	854,068
New York City Housing Development Corp., RB
Callable 02/01/2029 @ 100
2.053%, 11/01/2030	2,965,000	2,951,307
2.003%, 05/01/2030	3,175,000	3,159,123
1.953%, 11/01/2029	1,800,000	1,795,280
1.903%, 05/01/2029	1,225,000	1,222,548
New York State Energy Research & Development Authority, Ser A, RB
2.986%, 07/01/2021	935,000	937,017
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 07/06/2021 @ 100
4.900%, 08/15/2025 (e)	125,000	125,367
New York State Housing Finance Agency, Ser A, AMT, RB
Callable 07/06/2021 @ 100
5.050%, 08/15/2039 (e)	1,145,000	1,147,286
New York State Mortgage Agency, RB
2.180%, 10/01/2029	540,000	530,147

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
2.180%, 10/01/2029	$485,000	$476,153
2.080%, 10/01/2028	760,000	752,436
2.080%, 10/01/2028	960,000	950,449
1.816%, 10/01/2027	725,000	718,589
1.816%, 10/01/2027	565,000	560,004
1.666%, 10/01/2026	920,000	921,132
1.666%, 10/01/2026	420,000	420,517
1.316%, 10/01/2025	490,000	490,545
1.316%, 10/01/2025	265,000	265,294
1.136%, 10/01/2024	700,000	700,594
1.136%, 10/01/2024	370,000	370,314
0.894%, 10/01/2023	345,000	345,454
0.894%, 10/01/2023	120,000	120,159
New York State Mortgage Agency, Ser 53, RB
3.069%, 04/01/2023	490,000	509,154
New York State Mortgage Agency, Ser 171, RB
Callable 10/01/2021 @ 100
3.400%, 10/01/2022	1,815,000	1,832,242
New York State Mortgage Agency, Ser 172, RB
Callable 10/01/2021 @ 100
3.503%, 04/01/2022	100,000	101,035
New York State Mortgage Agency, Ser 175, RB
Callable 04/01/2022 @ 100
4.116%, 04/01/2028	945,000	962,878
3.869%, 10/01/2025	4,355,000	4,452,366
New York State Mortgage Agency, RB
Callable 04/01/2029 @ 100
3.000%, 10/01/2033	260,000	261,287
New York State Mortgage Agency, RB
Callable 10/01/2029 @ 100
2.280%, 10/01/2030	500,000	487,836
2.280%, 10/01/2030	130,000	126,867
		141,038,994
North Carolina - 0.06%
North Carolina State Housing Finance Agency, Ser 33, RB
Callable 01/01/2022 @ 100
3.413%, 07/01/2022	210,000	213,446
North Carolina State Housing Finance Agency, Ser 34, RB
Callable 01/01/2024 @ 100
2.812%, 07/01/2035	1,620,000	1,662,056
		1,875,502
Ohio - 0.13%
Ohio State Housing Finance Agency, RB
Callable 01/01/2026 @ 100
3.250%, 03/01/2046	295,314	303,556
2.900%, 09/01/2037	3,499,600	3,595,944
		3,899,500
Oregon - 0.24%
Oregon State, Ser B, GO
3.088%, 05/01/2023	370,000	390,462

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Oregon State, GO
0.434%, 05/01/2024	$1,485,000	$1,485,452
0.201%, 05/01/2023	2,925,000	2,923,842
0.101%, 05/01/2022	2,195,000	2,194,644
Oregon State, GO
Callable 05/01/2027 @ 100
3.886%, 05/01/2037	205,000	224,806
		7,219,206
Pennsylvania - 0.30%
Commonwealth Financing Authority, Ser A, RB
6.392%, 06/01/2024	225,000	244,965
5.410%, 06/01/2022	500,000	525,617
Commonwealth Financing Authority, Ser A1, RB
3.075%, 06/01/2023	500,000	524,804
Commonwealth Financing Authority, Ser C, RB
2.758%, 06/01/2030	1,915,000	1,995,186
1.916%, 06/01/2023	475,000	487,646
1.826%, 06/01/2022	305,000	309,747
1.756%, 06/01/2021	240,000	240,000
Pennsylvania State Housing Finance Agency, Ser 130B, RB
2.375%, 04/01/2027	2,715,000	2,830,633
2.150%, 10/01/2024	2,000,000	2,088,698
		9,247,296
Rhode Island - 0.19%
Rhode Island State Housing & Mortgage Finance Corp., Ser T, RB
3.439%, 10/01/2026	510,000	557,299
3.389%, 04/01/2026	505,000	550,289
3.269%, 10/01/2025	490,000	530,672
3.169%, 04/01/2025	385,000	414,866
3.128%, 10/01/2024	245,000	262,553
3.028%, 04/01/2024	200,000	212,452
2.928%, 10/01/2023	110,000	115,707
2.699%, 10/01/2022	245,000	252,306
2.599%, 04/01/2022	335,000	341,195
2.449%, 10/01/2021	125,000	125,887
Rhode Island State Housing & Mortgage Finance Corp., RB
2.700%, 10/01/2028	145,000	150,577
2.600%, 10/01/2027	145,000	150,954
2.500%, 10/01/2026	70,000	73,144
2.400%, 10/01/2025	130,000	136,041
2.200%, 10/01/2023	115,000	119,034
2.000%, 10/01/2022	115,000	117,364
Rhode Island State Housing & Mortgage Finance Corp., Ser T, RB
Callable 10/01/2026 @ 100
3.489%, 04/01/2027	520,000	565,280
Rhode Island State Housing & Mortgage Finance Corp., RB
Callable 04/01/2029 @ 100
2.800%, 10/01/2029	95,000	98,387

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Rhode Island State Housing and Mortgage Finance Corp., Ser 2-T, RB
1.696%, 10/01/2027	$100,000	$100,464
1.646%, 04/01/2027	175,000	176,348
1.179%, 10/01/2025	275,000	276,102
1.129%, 04/01/2025	245,000	246,874
1.029%, 10/01/2024	150,000	151,335
0.979%, 04/01/2024	115,000	116,031
Rhode Island State Housing and Mortgage Finance Corp., Ser 6, RB
3.400%, 04/01/2024	40,000	42,477
		5,883,638
South Dakota - 0.03%
South Dakota State Housing Development Authority, Ser 1, RB
2.244%, 11/01/2022	25,000	25,593
South Dakota State Housing Development Authority, Ser A, RB
Callable 11/01/2025 @ 100
3.800%, 05/01/2031	210,000	214,215
South Dakota State Housing Development Authority, Ser 1, RB
Callable 11/01/2025 @ 100
3.500%, 11/01/2041	585,000	615,240
		855,048
Tennessee - 0.53%
Tennessee State Housing Development Agency, Ser 1B, RB
2.240%, 07/01/2029	350,000	354,931
2.190%, 01/01/2029	1,345,000	1,364,116
2.120%, 07/01/2028	300,000	304,744
1.961%, 07/01/2027	750,000	763,271
1.911%, 01/01/2027	300,000	305,945
1.861%, 07/01/2026	530,000	542,613
1.811%, 01/01/2026	500,000	512,501
1.720%, 07/01/2025	550,000	564,000
Tennessee State Housing Development Agency, RB
2.358%, 07/01/2029	2,550,000	2,585,335
2.308%, 01/01/2029	1,250,000	1,264,853
Tennessee State Housing Development Agency, RB
Callable 01/01/2026 @ 100
3.500%, 07/01/2031	190,000	193,887
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 100
2.290%, 01/01/2030	1,375,000	1,390,680
Tennessee State Housing Development Agency, Ser 1B, RB
Callable 07/01/2029 @ 102
3.750%, 07/01/2050	2,445,000	2,645,170
Tennessee State Housing Development Agency, RB
Callable 07/01/2029 @ 100
2.458%, 07/01/2030	1,620,000	1,648,065

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
2.408%, 01/01/2030	$1,585,000	$1,607,441
		16,047,552
Texas - 0.13%
Austin Electric Utility System Revenue Authority, Ser A, RB
2.937%, 11/15/2028	860,000	939,005
Colony Local Development Corp., Ser A, RB
3.866%, 10/01/2028	490,000	548,355
Texas State Affordable Housing Corp., Ser A, RB
Callable 03/01/2023 @ 100
2.700%, 09/01/2041	1,925,000	1,935,280
Texas State Department of Housing & Community Affairs, Ser B, RB
Callable 03/01/2025 @ 100
3.180%, 03/01/2039	10,000	10,301
Texas State Department of Housing & Community Affairs, Ser C, RB
Callable 09/01/2026 @ 100
3.100%, 09/01/2047	369,287	380,240
Texas State Woman’s University, Ser B, RB
2.358%, 07/01/2021	290,000	290,243
		4,103,424
Utah - 0.38%
Utah State Housing Corp., Ser A, RB
2.900%, 07/01/2029	1,005,000	1,009,516
2.850%, 01/01/2029	1,175,000	1,180,796
2.800%, 07/01/2028	1,065,000	1,071,165
2.750%, 01/01/2028	1,180,000	1,196,296
2.700%, 07/01/2027	2,100,000	2,133,645
2.650%, 01/01/2027	1,585,000	1,613,038
Utah State Housing Corp., Ser E, RB
Callable 01/01/2023 @ 100
2.200%, 07/01/2041	685,000	690,880
Utah State Housing Corp., Ser B, RB
Callable 01/01/2028 @ 100
2.690%, 01/01/2048	877,000	900,968
Utah State Housing Corp., Ser A, RB
Callable 07/01/2029 @ 101
3.875%, 01/01/2050	1,720,000	1,851,990
		11,648,294
Virginia - 0.32%
Fairfax County Economic Development Authority, Ser B, RB
Callable 10/01/2024 @ 100
4.380%, 10/01/2033	500,000	538,609
Virginia State Housing Development Authority, Ser C, RB
4.250%, 10/25/2043	269,880	282,294
Virginia State Housing Development Authority, Ser A, RB
3.250%, 08/25/2042	108,037	113,436
3.100%, 06/25/2041	4,104,753	4,263,073
2.950%, 10/25/2049	1,742,831	1,809,651

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Virginia State Housing Development Authority, Ser D, RB
Callable 04/01/2022 @ 100
3.568%, 10/01/2026	$2,000,000	$2,046,239
Virginia State Housing Development Authority, Ser F, RB
Callable 12/01/2024 @ 100
3.400%, 12/01/2026	500,000	532,928
		9,586,230
Washington - 0.12%
King County Housing Authority, RB
Callable 07/19/2021 @ 100
6.375%, 12/31/2046	3,520,000	3,556,420

West Virginia - 0.02%
West Virginia State Housing Development Fund, Ser A, RB
2.300%, 11/01/2021	500,000	503,496

TOTAL MUNICIPAL BONDS (Cost $412,454,027)		423,579,454

CORPORATE BONDS - 10.93%
Amazon.com
0.25%, 05/12/2023	13,914,000	13,933,390
Andrew W Mellon Foundation
0.95%, 08/01/2027	12,238,000	11,965,894
Apple
3.00%, 06/20/2027	19,497,000	21,517,283
Bank of America Corp.
0.98%, VAR United States Secured Overnight Financing Rate+0.910%, 09/25/2025	33,381,000	33,582,193
1.49%, VAR United States Secured Overnight Financing Rate+1.460%, 05/19/2024	28,299,000	28,856,548
2.46%, VAR ICE LIBOR USD 3 Month+0.870%, 10/22/2025	22,767,000	23,978,998
Bank of America NA
3.34%, VAR ICE LIBOR USD 3 Month+0.650%, 01/25/2023	9,500,000	9,694,608
Bridge Housing Corp.
3.25%, 07/15/2030	5,000,000	4,972,548
Capital Impact Partners
2.50%, 10/15/2022	1,425,000	1,447,391
Century Housing Corp.
0.40%, 02/15/2022	5,000,000	4,988,584
Enterprise Community Loan Fund
3.69%, 11/01/2023	1,950,000	2,022,734
ERP Operating
4.15%, 12/01/2028	1,000,000	1,133,279
Howard University
1.99%, 10/01/2025	1,000,000	1,016,752
JPMorgan Chase
0.56%, VAR United States Secured Overnight Financing Rate+0.420%, 02/16/2025	43,986,000	43,896,492
0.65%, VAR United States Secured Overnight Financing Rate+0.600%, 09/16/2024	28,618,000	28,707,174

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
Local Initiatives Support Corp.
1.00%, 11/15/2025	$5,000,000	$4,901,924
3.01%, 03/01/2022	2,760,000	2,797,632
Massachusetts Higher Education Assistance Corp.
2.67%, 07/01/2031	5,000,000	5,008,296
Metropolitan Life Global Funding I
0.95%, 07/02/2025 (f)	13,923,000	13,921,612
MidAmerican Energy
3.65%, 04/15/2029	2,559,000	2,871,636
Prologis
1.25%, 10/15/2030	5,716,000	5,290,501
Prudential Financial
1.50%, 03/10/2026	13,838,000	14,096,099
Reinvestment Fund
3.38%, 02/15/2022	425,000	428,012
3.48%, 02/15/2023	2,475,000	2,514,537
3.70%, 02/15/2025	150,000	152,966
Salvation Army
5.64%, 09/01/2026	3,475,000	4,172,174
Truist Financial Corp.
1.27%, VAR United States Secured Overnight Financing Rate+0.609%, 03/02/2027	7,420,000	7,413,994
United Jewish Appeal-Federation of Jewish Philanthropies of New York
0.70%, 02/01/2023	825,000	826,610
0.92%, 02/01/2024	1,010,000	1,011,653
USAA Capital Corp.
0.50%, 05/01/2024 (f)	12,000,000	12,002,566
1.50%, 05/01/2023 (f)	4,500,000	4,596,688
2.13%, 05/01/2030 (f)	5,846,000	5,843,837
Visa
0.75%, 08/15/2027	7,609,000	7,399,807
Wells Fargo
0.81%, VAR United States Secured Overnight Financing Rate+0.510%, 05/19/2025	4,638,000	4,655,616
TOTAL CORPORATE BONDS (Cost $329,552,593)		331,620,028

U.S. TREASURY OBLIGATIONS - 6.62%
U.S. Treasury Notes
0.25%, 05/15/2024	47,000,000	46,933,906
0.38%, 04/15/2024	30,000,000	30,079,688
0.75%, 04/30/2026	19,000,000	18,971,797
0.75%, 05/31/2026	69,000,000	68,838,281
2.13%, 12/31/2022	35,000,000	36,103,320
TOTAL U.S. TREASURY OBLIGATIONS (Cost $200,811,267)		200,926,992

ASSET-BACKED SECURITIES - 3.94%
Dividend Solar Loans
3.67%, 08/22/2039 (f)	5,293,654	5,638,694

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
FREED Trust
0.66%, 03/20/2028 (f)	$4,777,265	$4,779,203
0.68%, 06/19/2028 (f)	6,000,000	6,004,140
2.40%, 09/20/2027 (f)	1,357,836	1,360,858
2.52%, 03/18/2027 (f)	10,372,204	10,432,887
2.62%, 11/18/2026 (f)	1,432,515	1,436,148
4.52%, 06/18/2027 (f)	268,364	270,294
Helios Issuer
2.98%, 06/20/2047 (f)	3,014,786	3,135,307
Invitation Homes Trust
1.00%, VAR ICE LIBOR USD 1 Month+0.900%, 06/17/2037 (f)	2,990,026	2,998,898
Loanpal Solar Loan
2.22%, 03/20/2048 (f)	4,461,830	4,500,186
2.29%, 01/20/2048 (f)	3,445,198	3,499,644
2.47%, 12/20/2047 (f)	2,821,524	2,862,654
Mill City Solar Loan
3.69%, 07/20/2043 (f)	2,004,028	2,131,143
4.34%, 03/20/2043 (f)	2,803,197	3,059,162
Mosaic Solar Loan Trust
1.44%, 08/20/2046 (f)	3,882,357	3,831,922
1.51%, 12/20/2046 (f)	7,787,979	7,671,313
2.10%, 04/20/2046 (f)	1,683,184	1,706,971
3.82%, 06/22/2043 (f)	5,274,941	5,689,022
4.01%, 06/22/2043 (f)	3,468,615	3,753,143
4.20%, 02/22/2044 (f)	3,783,991	4,131,238
Oportun Issuance Trust 2021-B
1.47%, 05/08/2031 (f)	4,593,000	4,620,693
Sunnova Helios II
1.80%, 02/20/2048 (f)	2,705,742	2,691,290
TES
4.33%, 10/20/2047 (f)	4,143,403	4,371,536
Tesla Auto Lease Trust
0.36%, 03/20/2025 (f)	12,253,000	12,275,191
0.55%, 05/22/2023 (f)	121,283	121,492
2.16%, 10/20/2022 (f)	13,976,000	14,191,898
3.71%, 08/20/2021 (f)	378,342	379,183
4.12%, 10/20/2021 (f)	2,000,000	2,011,176
TOTAL ASSET-BACKED SECURITIES (Cost $117,646,313)		119,555,286

BANK DEPOSIT PROGRAMS - 2.85%
CNOTE GROUP, Inc. Promise Account
0.20%, 06/01/2022	3,000,000	3,000,000
TriState Capital
0.26%, 11/01/2021	83,328,548	83,328,548
TOTAL BANK DEPOSIT PROGRAMS (Cost $86,328,548)		86,328,548

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

	Principal Amount	Value
SHORT-TERM INVESTMENT - 5.29%
Money Market Fund - 5.29%
First American Government Obligations Fund, Class X, 0.03% (h)	$160,583,132	$160,583,132
TOTAL SHORT-TERM INVESTMENT (Cost $160,583,132)		160,583,132

Total Investments (Cost $3,104,679,952) - 103.77%		$3,148,830,840
Liabilities in Excess of Other Assets, Net - (3.77)%		(114,290,521)
NET ASSETS - 100.00%		$3,034,540,319

(a)	Level 3 security in accordance with fair value hierarchy.
(b)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2021 is $10,268,639, which represents 0.34% of total net assets.

(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2021, these securities amounted to $155,919,989, which represents 5.14% of total net assets.

(g)

Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $6,935,386 and $ 7,225,805, respectively.

(h)	The rate shown is the 7-day effective yield as of May 31, 2021.

AMT — Alternative Minimum Tax

Cl — Class

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA— Federal Housing Administration

FHMS — Federal Housing Offered Guaranteed Certificates Series

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HUD — Housing and Urban Development

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

RB — Revenue Bond

Ser — Series

SOFR30A — 30-Day Average Secured Overnight Finance Rate (SOFR)

TA — Tax Allocation

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2021:

Assets	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,815,968,761	$10,268,639		$1,826,237,400
Municipal Bonds	—	423,579,454	—		423,579,454
Corporate Bonds	—	331,620,028	—		331,620,028
U.S. Treasury Obligations	—	200,926,992	—		200,926,992
Asset-Backed Securities	—	119,555,286	—		119,555,286
Bank Deposit Programs	—	86,328,548	—		86,328,548
Short-Term Investment	160,583,132	—	—		160,583,132
Total Investments in Securities	$160,583,132	$2,977,979,069	$10,268,639	*	$3,148,830,840

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in U.S. Government & Agency Obligations	Investments in Asset-Backed Securities
Beginning balance as of June 1, 2020	$27,740,788	$1,829,688
Accrued discounts/premiums	(3,538)	—
Realized gain/(loss)	(8,061)	20,453
Change in unrealized appreciation/(depreciation)	(288,205)	—
Purchases	(9,125,214)	—
Sales	(252,932)	(1,850,141)
Transfers into Level 3	—	—
Transfers out of Level 3	(7,794,199)	—
Ending balance as of May 31, 2021	$10,268,639	$—
Change in unrealized gains (losses) included in earnings related to securities still held at reporting period date	$(288,205)	$—

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

Statement of Assets and Liabilities as of May 31, 2021

Assets:
Investments, at fair value (identified cost — $3,104,679,952)	$3,148,830,840
Cash	314,195
Receivables:
Interest	7,773,024
Capital shares sold	6,065,761
Prepaid expenses	129,650
Total Assets	$3,163,113,470
Liabilities:
Payables:
Investment securities purchased	$123,978,350
Distributions to Shareholders	1,407,574
Capital shares redeemed	1,200,073
Investment advisory fees	768,688
Distribution fees	319,032
Shareholder servicing fees	250,074
Administration fees	128,819
Chief Compliance Officer fees	26,705
Trustees’ fees	497
Other accrued expenses	493,339
Total Liabilities	$128,573,151
Net Assets:	$3,034,540,319
Net Assets consist of:
Paid-in capital	$3,058,276,060
Total distributable loss	(23,735,741)
Net Assets	$3,034,540,319
Net Assets— CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 134,981,901 shares outstanding)	$1,444,440,171
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 143,072,194 shares outstanding)	$1,528,900,091
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 5,728,232 shares outstanding)	$61,200,057
Net Asset Value, offering and redemption price per share — CRA Shares	$10.70
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.69
Net Asset Value, offering and redemption price per share — Retail Shares	$10.68

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the fiscal year ended May 31, 2021

Investment Income:
Interest	$56,959,448
Dividends	74,815
Total investment income	57,034,263
Expenses:
Investment advisory fees	8,292,882
Distribution fees — CRA Shares	3,525,604
Distribution fees — Retail Shares	140,254
Special administrative services fees — CRA Shares	2,820,503
Shareholder servicing fees — Retail Shares	56,101
Accounting and administration fees	1,415,204
Professional fees	660,441
Trustees’ fees	501,501
Custodian fees	302,604
Transfer agent fees	243,675
Insurance expense	228,337
Chief Compliance Officer fees	193,162
Registration and filing expenses	171,234
Printing fees	103,715
Other	279,816
Total expenses	18,935,033
Net investment income	38,099,230
Realized and unrealized gain (loss) on investments:
Net realized gain on investments	6,003,262
Net change in unrealized appreciation/(depreciation) on investments	(41,169,743)
Net realized and unrealized loss on investments	(35,166,481)
Net increase in net assets resulting from operations:	$2,932,749

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020
Operations:
Net investment income	$38,099,230	$47,684,199
Net realized gain (loss) on investments	6,003,262	(1,443,260)
Net change in unrealized appreciation/(depreciation) on investments	(41,169,743)	77,231,685
Net increase in net assets resulting from operations	2,932,749	123,472,624
Distributions to shareholders:
CRA Shares	(20,845,471)	(29,493,003)
Institutional Shares	(25,254,476)	(23,382,450)
Retail Shares	(883,811)	(1,176,119)
Total distributions	(46,983,758)	(54,051,572)
Capital share transactions:
CRA Shares
Shares issued	127,537,750	74,919,772
Shares reinvested	5,266,120	7,508,175
Shares redeemed	(61,439,710)	(46,618,573)
	71,364,160	35,809,374
Institutional Shares
Shares issued	751,981,987	475,468,833
Shares reinvested	19,982,283	18,176,734
Shares redeemed	(257,461,339)	(220,088,823)
	514,502,931	273,556,744
Retail Shares
Shares issued	32,787,550	16,067,565
Shares reinvested	840,130	1,133,222
Shares redeemed	(24,974,410)	(13,905,598)
	8,653,270	3,295,189
Increase in net assets from capital share transactions	594,520,361	312,661,307
Increase in net assets	550,469,352	382,082,359
Net Assets:
Beginning of year	2,484,070,967	2,101,988,608
End of year	$3,034,540,319	$2,484,070,967

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (Concluded)

	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020

Share Transactions:
CRA Shares
Shares issued	11,790,126	7,008,976
Shares reinvested	486,948	701,171
Shares redeemed	(5,661,998)	(4,354,078)
Increase in shares	6,615,076	3,356,069
CRA Shares outstanding at beginning of year	128,366,825	125,010,756
CRA Shares outstanding at end of year	134,981,901	128,366,825
Institutional Shares
Shares issued	69,559,342	44,434,993
Shares reinvested	1,852,259	1,698,217
Shares redeemed	(23,852,201)	(20,518,212)
Increase in shares	47,559,400	25,614,998
Institutional Shares outstanding at beginning of year	95,512,794	69,897,796
Institutional Shares at end of year	143,072,194	95,512,794
Retail Shares
Shares issued	3,035,157	1,502,687
Shares reinvested	77,830	105,961
Shares redeemed	(2,308,863)	(1,299,790)
Increase in shares	804,124	308,858
Retail Shares outstanding at beginning of year	4,924,108	4,615,250
Retail Shares at end of year	5,728,232	4,924,108

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

Financial Highlights—Per share data (for a share outstanding throughout each year)

	CRA Shares
	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017
Net Asset Value, Beginning of Year	$10.86	$10.54	$10.33	$10.64	$10.83
Investment Operations:
Net investment income(a)	0.13	0.21	0.23	0.21	0.20
Net realized and unrealized gain (loss) on investments	(0.12)	0.34	0.22	(0.29)	(0.15)
Total from investment operations	0.01	0.55	0.45	(0.08)	0.05
Distributions from:
Net investment income	(0.17)	(0.23)	(0.24)	(0.23)	(0.24)
Total distributions	(0.17)	(0.23)	(0.24)	(0.23)	(0.24)
Net Asset Value, End of Year	$10.70	$10.86	$10.54	$10.33	$10.64
Total return	(0.01)%	5.31%	4.48%	(0.75)%	0.44%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,444,440	$1,394,477	$1,317,639	$1,406,055	$1,581,811
Ratio of expenses to average net assets	0.90%	0.91%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets	1.17%	1.92%	2.20%	1.97%	1.91%
Portfolio turnover rate	49%	30%	23%	36%	27%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017
Net Asset Value, Beginning of Year	$10.85	$10.53	$10.31	$10.63	$10.82
Investment Operations:
Net investment income(a)	0.17	0.25	0.27	0.25	0.25
Net realized and unrealized gain (loss) on investments	(0.11)	0.35	0.24	(0.29)	(0.16)
Total from investment operations	0.06	0.60	0.51	(0.04)	0.09
Distributions from:
Net investment income	(0.22)	(0.28)	(0.29)	(0.28)	(0.28)
Total distributions	(0.22)	(0.28)	(0.29)	(0.28)	(0.28)
Net Asset Value, End of Year	$10.69	$10.85	$10.53	$10.31	$10.63
Total return	0.45%	5.79%	5.06%	(0.40)%	0.90%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,528,900	$1,036,183	$735,778	$515,163	$372,299
Ratio of expenses to average net assets	0.45%	0.46%	0.48%	0.46%	0.45%
Ratio of net investment income to average net assets	1.60%	2.36%	2.65%	2.43%	2.36%
Portfolio turnover rate	49%	30%	23%	36%	27%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

THE CCM COMMUNITY IMPACT BOND FUND

Financial Highlights—Per share data (for a share outstanding throughout each year) (Concluded)

	Retail Shares
	For the Fiscal Year Ended May 31, 2021	For the Fiscal Year Ended May 31, 2020	For the Fiscal Year Ended May 31, 2019	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017
Net Asset Value, Beginning of Year	$10.85	$10.52	$10.31	$10.63	$10.81
Investment Operations:
Net investment income(a)	0.14	0.22	0.24	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.13)	0.35	0.22	(0.30)	(0.15)
Total from investment operations	0.01	0.57	0.46	(0.08)	0.07
Distributions from:
Net investment income	(0.18)	(0.24)	(0.25)	(0.24)	(0.25)
Total distributions	(0.18)	(0.24)	(0.25)	(0.24)	(0.25)
Net Asset Value, End of Year	$10.68	$10.85	$10.52	$10.31	$10.63
Total return	0.00%	5.52%	4.59%	(0.75)%	0.64%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$61,200	$53,411	$48,572	$57,358	$67,133
Ratio of expenses to average net assets	0.80%	0.81%	0.82%	0.81%	0.80%
Ratio of net investment income to average net assets	1.27%	2.02%	2.30%	2.07%	2.01%
Portfolio turnover rate	49%	30%	23%	36%	27%

(a)	Based on the average daily number of shares outstanding during the year

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements May 31, 2021

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Community Impact Bond Fund (the “Fund”) (formerly known as The Community Reinvestment Act Qualified Investment Fund). The Fund is a diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity of sixty (60) days or less at the time of acquisition, are valued at the evaluated price supplied by an independent pricing service.

Independent pricing services may use various valuation methodologies, including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from an independent pricing service, the securities will be priced using the Fair Value Valuation Procedures listed below.

Debt securities with a remaining maturity of more than 60 days shall be valued at representative quoted prices as provided by an independent pricing service. If the validity of pricing information on high yield bonds provided by pricing services appears to be unreliable, then dealer supplied quotes may

THE CCM COMMUNITY IMPACT BOND FUND

be used to value those securities. If the validity of quotations appears to be unreliable or if the number of quotations indicates a thin market, then further consideration should be given to whether market quotations are readily available.

At May 31, 2021, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $10,268,639.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended May 31, 2021, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2021. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2021	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations	$ 10,268,639	Matrix Pricing	FHA Project Loans Structure	1 out of lockout with remaining maturity term 0.25 Years. The remaining FHA Securities have a lockout range 0.92 - 3.58 (1.86) Years.
			Average Life Years	0.23-3.70 (1.88) Years
			Spread to Benchmark	N+255 - N+526 (N+374)
			Variance to Dealer Average	-4.03% - 1.60% (-1.17%)
			GNMA Multifamily Structure	Sequential / Pass Thru
			Average Life Years	4.99 Years
			Spread to Benchmark	N+73
			Variance to Dealer Average	-0.03%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the Statement of Operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

THE CCM COMMUNITY IMPACT BOND FUND

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “IRC”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2021 were as follows:

	Shares	Amount
CRA Shares
Shares issued	11,790,126	$127,537,750
Shares reinvested	486,948	5,266,120
Shares redeemed	(5,661,998)	(61,439,710)
Net Increase	6,615,076	$71,364,160
Institutional Shares
Shares issued	69,559,342	$751,981,987
Shares reinvested	1,852,259	19,982,283
Shares redeemed	(23,852,201)	(257,461,339)
Net Increase	47,559,400	$514,502,931
Retail Shares
Shares issued	3,035,157	$32,787,550
Shares reinvested	77,830	840,130
Shares redeemed	(2,308,863)	(24,974,410)
Net Increase	804,124	$8,653,270

THE CCM COMMUNITY IMPACT BOND FUND

Transactions in shares of the Fund for the fiscal year ended May 31, 2020 were as follows:

	Shares	Amount
CRA Shares
Shares issued	7,008,976	$74,919,772
Shares reinvested	701,171	7,508,175
Shares redeemed	(4,354,078)	(46,618,573)
Net Increase	3,356,069	$35,809,374
Institutional Shares
Shares issued	44,434,993	$475,468,833
Shares reinvested	1,698,217	18,176,734
Shares redeemed	(20,518,212)	(220,088,823)
Net Increase	25,614,998	$273,556,744
Retail Shares
Shares issued	1,502,687	$16,067,565
Shares reinvested	105,961	1,133,222
Shares redeemed	(1,299,790)	(13,905,598)
Net Increase	308,858	$3,295,189

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2021, were as follows:

Purchases:
U.S. Government	$1,317,159,262
Other	474,731,795
Sales and Maturities:
U.S. Government	$966,433,312
Other	271,508,324

At May 31, 2021, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$3,105,086,719
Gross unrealized appreciation	60,275,149
Gross unrealized depreciation	(16,531,028)
Net appreciation on investments	$43,744,121

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2021, the Fund paid $8,292,882 to the Advisor.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily NAV of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2021, the Advisor was entitled to receive fees of $2,820,503 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2021, the Fund incurred distribution expenses of $3,525,604 and $140,254 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily NAV of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2021. For the fiscal year ended May 31, 2021, the Fund incurred expenses under the Services Plan of $56,101.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2021 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of

THE CCM COMMUNITY IMPACT BOND FUND

the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. If at any time the Fund’s total annualized expenses (excluding acquired Fund fees and expenses) exceed the respective limitation noted above, the Advisor may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Advisor, provided such reimbursement does not cause the Fund to exceed the expense limitations that were in effect at the time of the waiver or reimbursement. The Advisor did not waive fees or reimburse expenses during the fiscal year ended May 31, 2021.

The President, Treasurer, Chief Compliance Officer and certain other officers of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, and undistributed earnings, in the period that the differences arise. Permanent differences are primarily attributable to paydowns. None of these permanent differences necessitate a charge to the paid in capital account.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2021	Fiscal Year Ended May 31, 2020
Distributions declared from:
Ordinary income	$46,983,758	$54,051,572
Total Distributions	$46,983,758	$54,051,572

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2021, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,606,163
Capital loss carryforwards	(59,409,241)
Post-October losses	(8,070,689)
Other temporary differences	(2,606,095)
Unrealized appreciation, net	43,744,121
Accumulated losses, net	$(23,735,741)

As of May 31, 2021, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$7,229,135	$52,180,106	$59,409,241

Post October losses represent losses realized on investment transactions from November 1, 2020 through May 31, 2021 that, in accordance with Federal income tax regulations, the Fund elected to defer $4,792,292 short-term and $3,278,397 long-term as having arisen in the following year.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans, certain state municipal bonds, asset-backed securities and U.S. government mortgage-backed obligations. Investments in these issues could represent a concentration of credit risk.

Generally, the prices of fixed income debt securities tend to move in the opposite direction of interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer cannot meet its payment obligations or if its credit rating is lowered, the value of its debt securities will fall. The ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid. Some municipal obligations are payable only from limited revenue sources or private entities.

Certain of the Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. The FCA and ICE Benchmark Administrator have

THE CCM COMMUNITY IMPACT BOND FUND

since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee comprised of major derivative market participants and their regulators), has begun publishing SOFR that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in individual contracts, and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled. Until then, the Fund may continue to invest in instruments that reference such rates or otherwise use such Reference Rates due to favorable liquidity or pricing.

Prepayments of principal on mortgage-backed securities may tend to increase due to refinancing of mortgages as interest rates decline. When this occurs, the Fund may lose a portion of its principal investment to the extent the Fund paid any premium for a security. In addition, the Fund’s yield may be affected by reinvestment of prepayments at lower rates than the original investment.

Asset-backed securities represent interests in pools of assets such as mortgages, commercial or consumer loans, or receivables and other financial assets. Asset-backed securities are subject to credit, interest rate, prepayment, extension, valuation and liquidity risk. These securities, in most cases, are not backed by the full faith and credit of the U.S. government and are subject to the risk of default on the underlying asset or loan, particularly during periods of economic downturn. Those asset-backed securities that are guaranteed as to the timely payment of interest and principal by a government entity are not guaranteed as to market price, which will fluctuate. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain asset-backed securities.

Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. As with all debt securities, the market value of a corporate debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Investment company risk includes the risks of investing indirectly in affiliated and unaffiliated investment companies, including closed-end funds and exchange-traded funds, through your investment in the Fund. Investors will incur a proportionate share of the expenses of the investment company in which the Fund invests (including operating expenses and management fees) in addition to the fees and expenses regularly borne by the Fund. In addition, the Fund will be affected by the investment policies, practices and performance of such investments in direct proportion to the amount of assets the Fund invests in such investment company.

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Fund and its service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Fund’s service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in the Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, negatively impact the Fund’s performance, and cause losses on your investment in the Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Fund.

THE CCM COMMUNITY IMPACT BOND FUND

Note 7 – NEW ACCOUNTING PRONOUNCEMENT

In March 2020, the Financial Accounting Standards Board issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit LIBOR quotes by the FCA. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Fund’s financial statements and various filings.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of CCM Community Impact Bond Fund and the Board of Trustees of Community Capital Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CCM Community Impact Bond Fund (formerly The Community Reinvestment Act Qualified Investment Fund), one of the funds constituting Community Capital Trust (the “Fund”), as of May 31, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of CCM Community Impact Bond Fund as of May 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights of the Fund for the years ended May 31, 2018 and 2017, respectively, were audited by other auditors whose report, dated July 30, 2018, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used

THE CCM COMMUNITY IMPACT BOND FUND

and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

July 26, 2021

We have served as the auditor of one or more Community Capital Trust investment companies since 2019.

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov.

Quarterly Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s Form N-PORT (and its predecessor, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

Notice to Shareholders (Unaudited)

For purposes of the IRC, the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2021:

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short Term Capital Gain Dividends(5)
0.00%	100.00%	100.00%	4.25%	5.82%	0.95%	99.80%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

THE CCM COMMUNITY IMPACT BOND FUND

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee During Past 5 Years[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 71	Chairman of the Board and Trustee	6/1/99	President and Founder, National Community Reinvestment Coalition, January 1992 to present.	2	None
Heinz Riehl Age 85	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present.	2	None
Irvin M. Henderson Age 65	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 86	Trustee	9/29/00	Business consultant and special counsel, 1997 to present; formerly, director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
Mirian Saez Age 64	Trustee	6/26/19	Director of Island Operations, City and County of San Francisco, 2006 to present; Executive Advisory Council, Leadership California, Inc. (a non-profit), 2013 to present; Executive Committee, Mercy Housing California, Inc. (a non-profit), 2014 to present; formerly: Co-Chair Finance Committee, WDC Board of Education; Oversight Board, Resolution Trust Corporation.	2	None
Robert Dickerson Age 68	Trustee	1/23/20	Executive Director, Birmingham Business Resource Center (business management consulting), November 1996 to present; Chief Executive Officer, Birmingham City Wide Local Development Company from November 1996 to present.	2	None

THE CCM COMMUNITY IMPACT BOND FUND

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years
OFFICERS
Alyssa D. Greenspan c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 49	President	1/22/21 (previously served as Vice President since 2010)

President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.

Jessica Botelho c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age: 37	Vice President	10/21/16

Director of CRA & Impact Research, Community Capital Management, Inc. since July 2017; Director, Shareholder Relations, Community Capital Management, Inc. since May 2015; Associate Director, Shareholder Relations, Community Capital Management, Inc. from May 2013 to April 2015.

James Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 50	Treasurer	4/1/14	Chief Financial Officer of Community Capital Management, Inc. since July 2013; Director of Investment Platforms, since September 2011.
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 53	Chief Compliance Officer	12/18/09	President, Little Consulting Group, Inc. since 2011; Managing Member, SEC ComplianceAlliance, LLC since 2015; Chief Compliance Officer of Community Capital Management Inc. since January 2010.
Michael P. Malloy Faegre Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 61	Secretary	6/1/99	Partner, Faegre Drinker Biddle & Reath LLP (formerly, Drinker Biddle & Reath LLP) (lawfirm) since 1993.

[1]	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101, Weston, Florida 33331.
[2]

Each Trustee holds office until he or she resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one-year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

[3]	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and the CCM Alternative Income Fund.
[4]	Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 30, 2021, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the CCM Community Impact Bond Fund (the “Fund”) for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 9, 2021 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor provides to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Apex Fund Services

Three Canal Plaza, Ground Floor

Portland, ME 04101

Legal Counsel:

Faegre Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the
Board of Trustees

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

Mirian Saez, Trustee

Robert Dickerson, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2.	Code of Ethics.

(a)	The Registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Irvin Henderson, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Henderson is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $94,000 and $90,000 for fiscal years ended May 31, 2021 and May 31, 2020, respectively.

(b)	Audit-Related Fees. The aggregate fees billed for each of the last two fiscal years for assurance and related services by the Registrant's principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 and $0 for the fiscal years ended May 31, 2021 and May 31, 2020, respectively.

(c)	Tax Fees. The aggregate fees billed for the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $12,000 and $12,000 for the fiscal years ended May 31, 2021 and May 31, 2020, respectively.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the Registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ended May 31, 2021 and May 31, 2020, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the Registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)	All non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended May 31, 2021 and May 31, 2020 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the Registrant's principal accountant for the Registrant's adviser.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 6, 2021	President/Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: August 6, 2021	President/Principal Executive Officer

By (Signature and Title)*	/s/ James H. Malone
James H. Malone,
Date: August 6, 2021	Treasurer/Principal Financial Officer

*	Print the name and title of each signing officer under his or her signature.